                                 Filed with the Securities and Exchange Commission on April 28, 2003

Registration No.  33-47976                                             Investment Company Act No. 811-7260
====================================================================================================================================

                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4

                                      Registration Statement under The Securities Act of 1933
                                                  Post-effective Amendment No. 17
                                                                and
                                  Registration Statement under The Investment Company Act of 1940
                                                          Amendment No. 17

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                             (Address of Depositor's Principal Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           SENIOR COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                          Approximate Date of Proposed Sale to the Public:

                   May 1, 2003 or as soon as practicable after the effective date of this Registration Statement.

                            It is proposed that this filing become effective: (check appropriate space)

                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X  on May 1, 2003 pursuant to paragraph (b) of rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of rule 485
                                    __  on __________ pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on __________ pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                       *Pursuant to Rule 24f-2 of the Investment Company Act

Registrant  has  registered an indefinite  number or amount of securities  under the  Securities  Act of 1933 pursuant to Investment
Company  Act Rule  24f-2.  The Rule 24f-2  Notice for  Registrant's  fiscal  year 2002 was filed  within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
Gal2

                                                                                         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                                     One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes the Galaxy Variable  Annuity,  a flexible premium  deferred  annuity (the "Annuity")  offered by American
Skandia Life Assurance  Corporation  ("American  Skandia",  "we", "our" or "us")  exclusively to customers of Fleet Financial Group,
Inc. and its affiliates.  The Annuity may be offered as an individual  annuity  contract or as an interest in a group annuity.  This
Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing the Annuity.  We have also filed a Statement of Additional  Information  that is available from us,  without  charge,  upon your request.  The contents of the  Statement  of  Additional  Information  are  described  on page 34. The  Annuity or certain of its  investment  options  and/or features may not be available in all states.  Various rights and benefits may differ between states to meet  applicable  laws and/or regulations.  Certain terms are  capitalized in this  Prospectus.  Those terms are either defined in the Glossary of Terms or in the context of the particular section.

====================================================================================================================================
American  Skandia offers several  different  annuities  which your investment  professional  may be authorized to offer to you. Each annuity has different  features and benefits that may be  appropriate  for you based on your financial  situation,  your age and how you intend to use the annuity.  The different features and benefits include variations in death benefit  protection,  the ability to access your  annuity's  account value and the charges that you will be subject to if you choose to surrender  the annuity.  The fees and charges may also be different between each annuity.
====================================================================================================================================

If you are purchasing the Annuity as a replacement  for existing  variable  annuity or variable life coverage,  you should  consider any  surrender or penalty  charges you may incur when  replacing  your  existing  coverage and that this Annuity may be subject to a contingent  deferred  sales charge if you elect to surrender  the Annuity or take a partial  withdrawal.  You should  consider  your need to access the Annuity's Account Value and whether the annuity's liquidity features will satisfy that need.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently  used for  retirement  planning  because it allows you to accumulate  retirement  savings and also offers annuity payment options when you are ready to begin  receiving  income.  The Annuity also offers one or more death benefits that can protect  your  retirement  savings if you die during a period of  declining  markets.  It may be used as an  investment  vehicle for
"qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or Tax  Sheltered  Annuity (or  403(b)).  It may also be used as an investment  vehicle  for  "non-qualified"  investments.  The  Annuity  allows  you to  invest  your  money in a number  of  variable investment options as well as in one or more fixed investment options.

When an Annuity is purchased as a  "non-qualified"  investment,  you  generally  are not taxed on any  investment  gains the Annuity earns until you make a  withdrawal  or begin to receive  annuity  payments.  This  feature,  referred to as  "tax-deferral",  can be beneficial to the growth of your Account Value  because money that would  otherwise be needed to pay taxes on investment  gains each year remains invested and can earn additional money.  However,  because the Annuity is designed for long-term  retirement savings, a
10% penalty tax may be applied on withdrawals you make before you reach age 59 1/2. Annuities  purchased as a non-qualified  investment are not  subject to the  maximum  contribution  limits  that may apply to a  qualified  investment,  and are not subject to required minimum distributions after age 701/2.

When an Annuity is purchased as a "qualified"  investment,  you should consider that the Annuity does not provide any tax advantages in addition to the  preferential  treatment  already  available  through your  retirement  plan under the Internal  Revenue Code. An
Annuity may offer  features  and  benefits in addition to  providing  tax  deferral  that other  investment  vehicles may not offer, including  death benefit  protection for your  beneficiaries,  lifetime income  options,  and the ability to make transfers  between numerous  variable  investment  options  offered  under the Annuity.  You should  consult with your  investment  professional  as to whether the overall benefits and costs of the Annuity are appropriate considering your overall financial plan.

------------------------------------------------------------------------------------------------------------------------------------
These  annuities are NOT deposits or  obligations  of, or issued,  guaranteed or endorsed by Fleet Bank or its  affiliates,  are NOT insured or guaranteed by the U.S.  government,  the Federal Deposit Insurance  Corporation  (FDIC), the Federal Reserve Board or any
other agency.  An investment in this annuity involves investment risks, including possible loss of value.
------------------------------------------------------------------------------------------------------------------------------------

THESE  SECURITIES  HAVE NOT BEEN  APPROVED  OR  DISAPPROVED  BY THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR ANY STATE  SECURITIES
COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION  TO THE CONTRARY IS A CRIMINAL  OFFENSE.  PLEASE READ THIS  PROSPECTUS AND THE CURRENT  PROSPECTUS FOR THE UNDERLYING
MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
                                            FOR FURTHER INFORMATION CALL 1-800-444-3970.
Prospectus Dated: May 1, 2003                                                 Statement of Additional Information Dated: May 1, 2003
GA-PROS- (05/2003)                                                                                                PROGVAPROD(5/2003)

                            PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      This Annuity is a "flexible  premium  deferred  annuity." It is called  "flexible  premium"  because you have  considerable flexibility in the timing and amount of premium  payments.  Generally,  investors  "defer"  receiving  annuity payments until after an accumulation period.
|X|      This Annuity  currently  offers both variable and fixed  investment  options  however,  fixed  investment  options were not offered on Annuities issued prior to March 30, 1994. If you allocate your Account Value to variable investment  options,  the value of your Annuity will vary daily to reflect the  investment  performance  of the underlying  investment  options.  Fixed investment  options of different  durations are offered that are guaranteed by us, but may have a Market Value  Adjustment if you withdraw or transfer your Account Value before the Maturity Date.
|X|      The Annuity features two distinct phases - the accumulation  period and the payout period.  During the accumulation  period your Account Value is allocated to one or more investment options.  The variable  investment  options,  each a Sub-account of
       American Skandia Life Assurance  Corporation  Variable Account E, invest in an underlying  mutual fund portfolio.  Currently, portfolios of the Galaxy VIP Fund are being offered.
|X|      During the payout period,  commonly called  "annuitization,"  you can elect to receive  annuity  payments (1) for life; (2)
       for life with a  guaranteed  minimum  number  of  payments;  (3)  based on joint  lives;  or (4) for a  guaranteed  number of payments.  We currently make annuity payments available on a fixed or variable basis.
|X|      This Annuity offers a death benefit until age 85.  On or after age 85, the death benefit is equal to the Account Value.
|X|      There is no  Contingent  Deferred  Sales Charge on  surrenders  or  withdrawals.  You can withdraw  Account Value from your
       Annuity free of any charges.
|X|      Transfers  between  investment  options are tax-free.  Currently,  you may make twenty  transfers each year free of charge.
       We also  offer  several  programs  that  enable you to manage  your  Account  Value as your  financial  needs and  investment performance change.

HOW DO I PURCHASE THIS ANNUITY?
We sell the Annuity through licensed,  registered investment  professionals.  To purchase this Annuity you must be a customer of one or more  subsidiaries  of Fleet  Financial  Group,  Inc. at the time the Annuity is issued.  You must  complete an  application  and submit a minimum  initial  purchase  payment of $5,000.  We may allow you to make a lower  initial  purchase  payment  provided  you establish a bank drafting  program under which  purchase  payments  received in the first Annuity Year total at least $5,000.  There is no age  restriction to purchase the Annuity.  However,  the  protection  provided by the death benefit is limited on or after age
85.

   WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED
     CONTRACTS?...................................................................................................................26
   HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?..........................................................................27
   GENERAL TAX CONSIDERATIONS.....................................................................................................28

GENERAL INFORMATION...............................................................................................................29

   HOW WILL I RECEIVE STATEMENTS AND REPORTS?.....................................................................................29
   WHO IS AMERICAN SKANDIA?.......................................................................................................29
   WHAT ARE SEPARATE ACCOUNTS?....................................................................................................30
   WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?...........................................................................31
   WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?.........................................................................31
   AVAILABLE INFORMATION..........................................................................................................33
   INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE................................................................................33
   HOW TO CONTACT US..............................................................................................................33
   INDEMNIFICATION................................................................................................................34
   LEGAL PROCEEDINGS..............................................................................................................34
   CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................................................................34

APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA..........................................................................1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION..........................................11

APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT E..............................................................1

                                                         GLOSSARY OF TERMS

Many terms used within this  Prospectus  are described  within the text where they appear.  The  description  of those terms are not repeated in this Glossary of Terms.

Account Value:  The value of each  allocation to a Sub-account or a Fixed  Allocation  prior to the Annuity Date, plus any earnings, and/or  less any losses,  distributions  and  charges.  The  Account  Value is  calculated  before we assess any  applicable  Annual
Maintenance  Fee. The Account Value is determined  separately for each Sub-account and for each Fixed  Allocation,  and then totaled to determine  the Account  Value for your entire  Annuity.  The Account  Value of each Fixed  Allocation  on other than its Maturity
Date may be calculated using a market value adjustment.

Annuitization:  The  application  of Account Value to one of the  available  annuity  options for the  Annuitant to begin  receiving periodic payments for life, for a guaranteed minimum number of payments or for life with a guaranteed minimum number of payments.

Annuity Date: The date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

Annuity Year: A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

Code: The Internal Revenue Code of 1986, as amended from time to time.

Fixed  Allocation:  An allocation of Account Value that is to be credited a fixed rate of interest for a specified  Guarantee Period during the accumulation period.

Guarantee Period: A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Allocation.

Interim  Value:  The value of a Fixed  Allocation  on any date other  than the  Maturity  Date.  The  Interim  Value is equal to the initial value allocated to the Fixed Allocation plus all interest  credited to the Fixed Allocation as of the date calculated,  less any transfers or withdrawals from the Fixed Allocation.

Issue Date: The effective date of your Annuity.

MVA: A market  value  adjustment  used in the  determination  of Account  Value of each Fixed  Allocation  on any day other than the
Maturity Date of such Fixed Allocation.

Owner/Participant:  With an Annuity  issued as an  individual  annuity  contract,  the Owner is either an eligible  entity or person named as having  ownership  rights in  relation  to the  Annuity.  With an Annuity  issued as a  certificate  under a group  annuity contract,  the "Owner"  refers to the person or entity who has the rights and benefits  designated  as to the  "Participant"  in the certificate.

Surrender  Value:  The value of your Annuity  available upon surrender  prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable Annual Maintenance Fee and Tax Charge.

Unit:  A measure used to calculate your Account Value in a Sub-account during the accumulation period.

Valuation Day:  Every day the New York Stock  Exchange is open for trading or any other day the  Securities and Exchange  Commission requires mutual funds or unit investment trusts to be valued.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees charges for the Annuity.  Some fees and charges are  assessed  against your Annuity  while others are assessed against assets  allocated to the variable  investment  options.  The fees and charges that are assessed against the Annuity include the  Transfer  Fee,  Set-Up Fee and Annual  Maintenance  Fee. The charge that is assessed  against the  variable  investment options is the Insurance  Charge,  which is the  combination of a mortality and expense risk charge and a charge for  administration of the Annuity.  Each  portfolio of the Galaxy VIP Fund assesses a charge for  investment  management,  other expenses and with some mutual funds,  a 12b-1 charge.  The  prospectus  for the Galaxy VIP Fund provides more detailed  information  about the expenses for the underlying  mutual funds.  Tax charges may vary by state and in certain states,  a premium tax charge may be applicable.  All of these fees and charges are described in more detail within this Prospectus.

The  following  table  provides a summary of the fees and charges you will incur if you  surrender  the Annuity or transfer  Account
Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
              FEE/CHARGE                                                        Amount Deducted
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge          There is no Contingent Deferred Sales Charge deducted upon surrender or partial withdrawal.
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Transfer Fee                                                                         $10.00
                                                              (Deducted after the 20th transfer each Annuity Year)
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Set-Up Fee                                                  $25.00 if initial Purchase Payment is less than $10,000
---------------------------------------- -----------------------------------------------------------------------------------------------

The  following  table  provides a summary of the periodic  fees and charges you will incur while you own the Annuity,  excluding the underlying mutual fund Portfolio annual expenses.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                              Smaller of $30 or 2% of Account Value
                                                                             (Only applicable if Account Value is under $50,000)
                                                                        (Assessed annually on the Annuity's anniversary date or upon surrender)
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     0.40%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     0.55% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The combination of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the "Insurance  Charge"
elsewhere in this Prospectus.

The  following  table  provides  the range  (minimum  and maximum) of the total  annual  expenses  for the  underlying  mutual funds
("Portfolios")  as of December 31, 2002.  Each figure is stated as a percentage  of the  underlying  Portfolio's  average  daily net assets.

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                 0.65%                                        1.09%
---------------------------------------------- -------------------------------------------- --------------------------------------------

The following are the investment  management  fees, other expenses,  12b-1 fees (if  applicable),  and the total annual expenses for each  underlying  mutual fund  ("Portfolio")  as of December  31,  2002.  Each figure is stated as a  percentage  of the  underlying
Portfolio's  average daily net assets.  For certain of the  underlying  Portfolios,  a portion of the management fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A" indicates that no portion of the management fee and/or other expenses is being waived  and/or  reimbursed.  The "Net Annual  Portfolio  Operating  Expenses"  reflect the  combination  of the  underlying
Portfolio's  investment  management fee, other expenses and any 12b-1 fees, net of any fee waivers and expense  reimbursements.  The following  expenses are deducted by the underlying  Portfolio  before it provides  American  Skandia with the daily net asset value.
Any footnotes  about expenses  appear after the list of all the  Portfolios.  The underlying  Portfolio  information was provided by the  underlying  mutual funds and has not been  independently  verified by us. See the  prospectuses  or  statements  of  additional information of the underlying  Portfolios for further details.  The current  prospectus and statement of additional  information for the underlying Portfolios can be obtained by calling 1-800-444-3970.

  -----------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
  -----------------------------------------------------------------------------------------------------------------------------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
                                                 Management      Other Expenses    Total Annual      Fee Waivers      Net Annual
                                                    Fees                             Portfolio       and Expense       Portfolio
             UNDERLYING PORTFOLIO                                                    Operating      Reimbursement      Operating
                                                                                     Expenses                          Expenses
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  SteinRoe Variable Investment Trust:
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
    Liberty Asset Allocation                        0.60%            0.10%              0.70%            0.00%             0.70%
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
    Liberty Federal Securities                      0.55%            0.11%              0.66%            0.00%             0.66%
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
    Liberty Money Market                            0.50%            0.15%              0.65%            0.00%             0.65%
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  Liberty Variable Investment Trust:
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------
    Liberty Equity                                  0.84%            0.25%              1.09%            0.02%             1.07%
  ------------------------------------------- ----------------- ----------------- ---------------- ----------------- ----------------

EXPENSE EXAMPLES
These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over  certain periods of time based on specific  assumptions.  The  examples  reflect the Annual  Maintenance  Fee (when  applicable), Insurance
Charge, and the maximum total annual portfolio operating expenses for the underlying  Portfolio (shown above).  The Securities and
Exchange Commission ("SEC") requires these examples.

Below are  examples  showing  what you would pay in  expenses at the end of the stated time  periods  for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples  shown assume that:  (a) you only allocate  Account Value to the  Sub-account  with the maximum total annual  portfolio operating expenses for the underlying  Portfolio (shown above),  not to a Fixed Allocation;  (b) the Insurance Charge is assessed as
0.55% per year; (c) the Annual  Maintenance Fee (when applicable) is reflected as an asset-based  charge based on an assumed average contract  size;  (d) you make no  withdrawals  of Account  Value during the period shown;  (e) you make no  transfers,  withdrawals, surrender or other  transactions for which we charge a fee during the period shown;  (f) no tax charge applies;  and (g) the maximum total annual portfolio operating expenses for the underlying Portfolio (shown above) are reflected.

Expense  Examples are provided as follows:  1.) whether or not you surrender  the Annuity at the end of the stated time period;  and
2.) if you annuitize at the end of the stated time period.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE EXPENSES OF THE UNDERLYING
MUTUAL  FUNDS OR THEIR  PORTFOLIOS  - ACTUAL  EXPENSES  WILL BE LESS THAN THOSE  SHOWN IF YOU  ALLOCATE  ACCOUNT  VALUE TO ANY OTHER
AVAILABLE SUB-ACCOUNTS.

If your Account Value at the end of each period is below $50,000 the maintenance fee applies.

Whether or not you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        223                          634                         1066                       2247
            ----------------------------- --------------------------- --------------------------- --------------------------

If you annuitize at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        223                          634                         1066                       2247
            ----------------------------- --------------------------- --------------------------- --------------------------

------------------------------------------------------------------------------------------------------------------------------------
The Expense  Examples shown above assume that your Account Value is less than $50,000 so that the Annual  Maintenance  Fee applies.
 If your  Account Value is $50,000 or greater such that the Annual  Maintenance Fee does not apply, the amounts indicated in the
Expense Examples shown above would be reduced.
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES, POLICIES AND EXPENSES OF THE PORTFOLIOS?

Each variable  investment option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account E (see "What are
Separate  Accounts" for more detailed  information.) Each Sub-account  invests  exclusively in one Portfolio of the Galaxy VIP Fund.
You should  carefully read the prospectus for any Portfolio in which you are  interested.  The following  chart  classifies  each of the Portfolios  based on our assessment of their  investment  style (as of the date of this  Prospectus).  The chart also provides a description of each Portfolio's  investment  objective (in italics) and a short, summary description of their key policies to assist you in determining  which  Portfolios  may be of interest to you. There is no guarantee that any underlying  Portfolio will meet its investment  objective.  The investment  advisor of the Galaxy VIP Fund,  Fleet Investment  Advisors,  Inc., is a subsidiary of Fleet
Financial Group, Inc.

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable  annuity  contracts and variable  life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified retirement  plans.  However,  some of the Portfolios  available as Sub-accounts  under the Annuity are managed by the same portfolio advisor or  sub-advisor  as a retail  mutual fund of the same or similar name that the  Portfolio may have been modeled after at its inception.  Certain retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail  mutual  funds and the  Portfolios  may be  substantially  similar,  the  actual  investments  will  differ to varying degrees.  Differences  in the  performance  of the funds can be  expected,  and in some cases could be  substantial.  You should not compare the  performance  of a publicly  traded mutual fund with the  performance  of any  similarly  named  Portfolio  offered as a
Sub-account.  Details about the  investment  objectives,  policies,  risks,  costs and management of the Portfolios are found in the prospectus of the Galaxy VIP Fund. The current  prospectus  and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

Please refer to Appendix B for certain required financial information related to the historical performance of the Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCATION    Liberty Asset  Allocation  Fund,  Variable  Series:  seeks high total  investment  return.  The
                    Portfolio seeks to achieve its goal by allocating the Portfolio's  assets among various classes of equity and debt securities,  including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks;  small cap growth stocks; small cap value stocks; real estate investment trusts ("REITs");  foreign stocks;  investment grade bonds and non-investment grade bonds. In selecting equity securities,  the Portfolio's  investment advisor favors stocks with  long-term  growth  potential  that are  expected  to  outperform  their  peers over time.
                    Further,  the  investment  advisor  forecasts  the  direction and degree of change in long-term
                    interest rates to help in the selection of debt  securities.  The Portfolio  keeps at least 25%   Columbia Management
                    of its total  assets in fixed income  investments,  including  debt  securities  and  preferred  Group, Inc./Stein Roe stocks, at all times. As part of the  reorganization,  the name of the Stein Roe Balanced Fund,  & Farnham Incorporated
                    Variable  Series was changed to its current  name,  Liberty  Asset  Allocation  Fund,  Variable
                    Series.  The GAL VIP Asset Allocation Fund no longer exists following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LONG-TERM BOND    Liberty Federal Securities Fund,  Variable Series:  seeks the highest possible level of current income,  consistent with safety of principal and maintenance of liquidity.  Under normal market conditions,  the  Portfolio  invests at least 80% of its net assets  (plus any  borrowings  for investment  purposes) in U.S. government  securities,  including U.S. treasuries and securities of  various  U.S.  government  agencies.  Agency  securities  include  debt  issued by  various
                    agencies  as  well as  mortgage-backed  securities,  which  represent  interests  in  pools  of   Columbia Management
                    mortgages.  The  Portfolio  may also  invest  up to 20% of its  assets  in  corporate  bonds or  Group, Inc./Stein Roe mortgage- or asset-backed  securities that are issued by private entities.  The GAL VIP Quality  & Farnham Incorporated
                    Plus Bond Fund no longer exists following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     Liberty Money Market Fund,  Variable  Series:  seeks maximum  current  income,  consistent with capital  preservation and the maintenance of liquidity.  The Portfolio  invests in high-quality money market securities,  including:  securities issued or guaranteed by the U.S. government or by its agencies;  securities issued or guaranteed by the government of any foreign country that have a long-term rating at the time of purchase of A or better (or an equivalent  rating) by at least  one  nationally  recognized  bond  rating  agency;  certificates  of  deposit,  bankers'
                    acceptances,  time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;  commercial paper of domestic or foreign issuers,  including variable-rate  demand notes;  short-term  debt securities  having a long-term  rating at the of
                    purchase of A or better (or an equivalent  rating) by at least one nationally  recognized  bond   Columbia Management
                    rating agency;  repurchase  agreements;  taxable municipal  securities;  and other high-quality  Group, Inc./Stein Roe short-term obligations.  As part of the reorganization,  the name of the Stein Roe Money Market  & Farnham Incorporated
                    Fund,  Variable  Series was changed to its current name,  Liberty  Money Market Fund,  Variable
                    Series.  The GAL VIP Money Market Fund no longer exists following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   Liberty Equity Fund,  Variable  Series:  seeks long-term  growth by investing in companies that   Columbia Management
                    the  Portfolio's  investment  advisor  believes  have  above-average  earnings  potential.  The       Group, Inc.
                    Portfolio  normally  invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broadly  diversified  portfolio of equity securities  issued by U.S.  companies, primarily  common  stocks  and  securities  that  can be  converted  into  common  stocks.  The
                    Portfolio  invests mainly in companies which the investment  advisor  believes will have faster earnings  growth  than  the  economy  in  general.  The  investment  advisor  looks  for  large capitalization  companies  (generally  over $2  billion)  in growing  industries,  focusing  on technological  advances,  good product  development,  strong management and other factors which support  future  growth.  The  investment  advisor seeks out  companies  that have a history of strong  earnings growth and are projected to continue a similar pattern of growth over the next three to five years.  The Liberty Equity Fund,  Variable Series  represents the combined assets of  the  GAL  VIP  Equity  and  GAL  VIP  Growth  and  Income  Funds  as of  the  date  of  the reorganization.  The GAL VIP  Equity  and GAL VIP  Growth  and  Income  Funds no  longer  exist following the reorganization.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

WHAT ARE THE FIXED INVESTMENT OPTIONS?
We offer  fixed  investment  options of  different  durations  during the  accumulation  phase.  These  "Fixed  Allocations"  earn a guaranteed  fixed rate of interest for a specified  period of time,  called the "Guarantee  Period." In most states,  we offer Fixed
Allocations  with  Guarantee  Periods of 1, 2, 3, 5, 7 and 10 years.  We guarantee the fixed rate for the entire  Guarantee  Period.
However,  if you  withdraw  or transfer  Account  Value  before the end of the  Guarantee  Period,  we will adjust the value of your withdrawal or transfer based on a formula,  called a "Market Value  Adjustment."  The Market Value Adjustment can either be positive or negative,  depending on the rates that are currently being credited on Fixed  Allocations.  Please refer to the section  entitled
"How does the Market Value  Adjustment  Work?" for a description  of the formula along with  examples of how it is  calculated.  You may allocate Account Value to more than one Fixed Allocation at a time.

Fixed  Allocations  may not be available in all states.  Availability  of Fixed  Allocations  is subject to change and may differ by state and by the annuity product you purchase.  Please call American Skandia at  1-800-766-4530  to determine  availability of Fixed
Allocations in your state and for your annuity product.

FEES AND CHARGES

WHAT ARE THE CONTRACT FEES AND CHARGES?

Contingent  Deferred  Sales Charge:  There is no Contingent  Deferred  Sales Charge  applied if you surrender your Annuity or make a partial withdrawal.

Transfer  Fee:  Currently,  you may make twenty (20) free  transfers  between  investment  options each Annuity Year. We will charge
$10.00 for each  transfer  after the  twentieth in each Annuity  Year.  We do not consider  transfers  made as part of a dollar cost averaging  program when we count the twenty free  transfers.  Transfers made as part of a rebalancing,  market timing or third party investment  advisory  service will be subject to the  twenty-transfer  limit.  However,  all transfers  made on the same day will be treated as one (1)  transfer.  Renewals or transfers of Account Value from a Fixed  Allocation  at the end of its  Guarantee  Period
are not  subject  to the  Transfer  Fee and are not  counted  toward  the twenty  free  transfers.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

Set-Up Fee:  We deduct a Set-Up Fee if your initial Purchase Payment is less than $10,000.

Annual  Maintenance Fee: During the accumulation  period we deduct an Annual  Maintenance Fee. The Annual  Maintenance Fee is $30.00
or 2% of your Account Value invested in the variable  investment  options,  whichever is less. This fee will be deducted annually on the  anniversary  of the Issue Date of your Annuity or, if you surrender  your Annuity  during the Annuity Year, the fee is deducted at the time of  surrender.  The  Annual  Maintenance  Fee is only  deducted  if your  Account  Value  is less  than  $50,000  on the anniversary  of the Issue Date or at the time of  surrender.  We may  increase the Annual  Maintenance  Fee.  However,  any increase will only apply to Annuities issued after the date of the increase.

Tax  Charges:  Several  states and some  municipalities  charge  premium  taxes or similar  taxes.  The amount of tax will vary from jurisdiction  to  jurisdiction  and is subject to change.  The tax charge  currently  ranges up to 3 1/2%. We generally will deduct the amount of tax payable at the time the tax is imposed,  but may also decide to deduct tax charges from each  Purchase  Payment at the time of a withdrawal  or surrender of your Annuity or at the time you elect to begin  receiving  annuity  payments.  We may assess a charge against the Sub-accounts and the Fixed Allocations equal to any taxes which may be imposed upon the separate accounts.

WHAT CHARGES APPLY SOLELY TO THE VARIABLE INVESTMENT OPTIONS?

Insurance  Charge:  We deduct an  Insurance  Charge  daily  against the average  daily assets  allocated  to the  Sub-accounts.  The
Insurance  Charge is the  combination  of the Mortality & Expense Risk Charge (0.40%) and the  Administration  Charge  (0.15%).  The
total charge is equal to 0.55% on an annual basis.  The Insurance  Charge is intended to compensate  American  Skandia for providing the  insurance  benefits  under the Annuity,  including  the  Annuity's  death  benefit that  provides  guaranteed  benefits to your beneficiaries  even if the market  declines  and the risk that persons we  guarantee  annuity  payments to will live longer than our assumptions.  The charge also covers  administrative costs associated with providing the Annuity benefits,  including preparation of the contract,  confirmation  statements,  annual account statements and annual reports, legal and accounting fees as well as various related  expenses.  Finally,  the charge  covers the risk that our  assumptions  about the mortality  risks and expenses  under this
Annuity are  incorrect and that we have agreed not to increase  these  charges over time despite our actual  costs.  We may increase the portion of the total Insurance Charge that is deducted as an  Administration  Charge.  However,  any increase will only apply to
Annuities issued after the date of the increase.

American  Skandia may make a profit on the Insurance  Charge if, over time,  the actual cost of providing the  guaranteed  insurance obligations  under the Annuity are less than the amount we deduct for the  Insurance  Charge.  To the extent we make a profit on the
Insurance  Charge,  such profit may be used for any other  corporate  purpose,  including  payment of other  expenses  that American
Skandia incurs in promoting, distributing, issuing and administering the Annuity.

The  Insurance  Charge is not deducted  against  assets  allocated  to a Fixed  Allocation.  However,  the amount we credit to Fixed
Allocations may also reflect similar assumptions about the insurance guarantees provided under the Annuity.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not assess any charges directly  against the Portfolios.  However,  each Portfolio  charges a total annual fee comprised of an investment  management  fee,  operating  expenses  and any  distribution  and service  (12b-1)  fees that may apply.  These fees are deducted  daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business  each day.  More detailed information about fees and charges can be found in the prospectuses for the Portfolios.

WHAT CHARGES APPLY TO THE FIXED ALLOCATIONS?
No specific fee or expenses are deducted when determining the rate we credit to a Fixed  Allocation.  However,  for some of the same reasons that we deduct the Insurance  Charge against Account Value allocated to the  Sub-accounts,  we also take into  consideration mortality,  expense,  administration,  profit and other factors in determining  the interest  rates we credit to Fixed  Allocations.
Any Tax Charge  applies to amounts  that are taken from the variable  investment  options or the Fixed  Allocations.  A Market Value
Adjustment may also apply to transfers, certain withdrawals, surrender or annuitization from a Fixed Allocation.

WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
In certain states a tax is due if and when you exercise your right to receive  periodic  annuity  payments.  The amount payable will depend on the applicable  jurisdiction  and on the annuity  payment  option you select.  If you select a fixed payment  option,  the amount of each fixed payment will depend on the Account  Value of your Annuity when you elected to  annuitize.  There is no specific charge  deducted  from these  payments;  however,  the amount of each  annuity  payment  reflects  assumptions  about our  insurance expenses.  If you select a variable  payment option that we may offer,  then the amount of your benefits will reflect changes in the value of your Annuity and will continue to be subject to an insurance charge.

EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate  certain  fees and charges or alter the manner in which the  particular  fee or charge is  deducted.  For example,  we may reduce or eliminate the amount of the Set-Up Fee,  reduce or eliminate the amount of the Annual  Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an  Administration  Charge.  Generally,  these types of changes will be based on a reduction to our sales,  maintenance  or  administrative  expenses due to the nature of the  individual  or group purchasing  the Annuity.  Some of the factors we might  consider in making such a decision are: (a) the size and type of group;  (b)
the number of Annuities  purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional  Purchase  Payments;
and/or  (d)  other  transactions  where  sales,  maintenance  or  administrative  expenses  are  likely to be  reduced.  We will not discriminate  unfairly  between  Annuity  purchasers  if and when we reduce the portion of the  Insurance  Charge  attributed to the charge covering administrative costs.

PURCHASING YOUR ANNUITY

WHAT ARE OUR REQUIREMENTS FOR PURCHASING THE ANNUITY?

Initial Purchase  Payment:  To purchase this Annuity,  you must be a customer of one or more  subsidiaries of Fleet Financial Group,
Inc.  at the time the Annuity is issued.  You must make a minimum  initial  Purchase  Payment of $5,000.  However,  if you decide to make payments under a systematic  investment or "bank drafting"  program,  we will accept a lower initial  Purchase Payment provided that, within the first Annuity Year, you make at least $5,000 in total Purchase Payments.

Where allowed by law,  initial  Purchase  Payments in excess of $1,000,000  require our approval prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including limiting the liquidity features or the Death Benefit protection provided under the Annuity,  limiting the right to make additional  Purchase Payments,  changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Purchase  Payments  must be submitted by check drawn on a U.S.  bank, in U.S.  dollars,  and made payable to
American  Skandia.  Purchase  Payments  may also be  submitted  via 1035  exchange  or  direct  transfer  of  funds.  Under  certain circumstances,  Purchase  Payments may be transmitted to American  Skandia via wiring funds through your  investment  professional's broker-dealer  firm.  Additional  Purchase Payments may also be applied to your Annuity under an arrangement  called "bank drafting"
where you  authorize  us to deduct  money  directly  from your bank  account.  We may reject any  payment  if it is  received  in an unacceptable form.  Our acceptance of a check is subject to our ability to collect funds.

Age  Restrictions:  There is no age restriction to purchase the Annuity.  However,  the protection  provided by the Death Benefit is limited  on or after age 85. You should  consider  your need to access  your  Account  Value and  whether  the  annuity's  liquidity features  will satisfy that need. If you take a  distribution  prior to age 591/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain.

Participant, Annuitant and Beneficiary Designations: On your Application, we will ask you to name the Participant(s), Annuitant and one or more Beneficiaries for your Annuity.

|X|      Participant:  The  Participant(s)  holds all rights  under the  Annuity.  You may name more than one  Participant  in which
         -----------
       case all ownership  rights are held jointly.  However,  this Annuity does not provide a right of  survivorship.  Refer to the
       Glossary of Terms for a complete description of the term "Participant."
|X|      Annuitant:  The  Annuitant is the person we agree to make annuity  payments to and upon whose life we continue to make such
         ---------
       payments.  You must name an Annuitant who is a natural  person.  We do not accept a designation  of joint  Annuitants  during the accumulation  period. Where allowed by law, you may name one or more Contingent  Annuitants.  A Contingent Annuitant will become the Annuitant if the Annuitant  dies before the Annuity Date.  Please refer to the discussion of  "Considerations  for
       Contingent Annuitants" in the Tax Considerations section of the Prospectus.
|X|      Beneficiary:  The  Beneficiary  is the  person(s) or entity you name to receive the death  benefit.  If no  beneficiary  is
         -----------
       named the death benefit will be paid to you or your estate.

Your right to make  certain  designations  may be limited if your  Annuity is to be used as an IRA or other  "qualified"  investment that is given  beneficial  tax treatment  under the Code.  You should seek  competent tax advice on the income,  estate and gift tax implications of your designations.

MANAGING YOUR ANNUITY

MAY I CHANGE THE PARTICIPANT, ANNUITANT AND BENEFICIARY DESIGNATIONS?
You may change the  Participant,  Annuitant and Beneficiary  designations by sending us a request in writing.  Where allowed by law, such changes will be subject to our acceptance.  Some of the changes we will not accept include, but are not limited to:
|X|      a new Participant  subsequent to the death of the  Participant or the first of any joint  Participants to die, except where a spouse-Beneficiary has become the Participant as a result of a Participant's death;
|X|      a new Participant or Annuitant who does not meet our then current underwriting guidelines;
|X|      a new Annuitant subsequent to the Annuity Date;
|X|      for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity; and
|X|      a change in Beneficiary if the Participant had previously made the designation irrevocable.

Spousal Participants/Spousal Beneficiaries
If an Annuity is co-owned by spouses,  we will assume that the sole primary  Beneficiary is the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative  Beneficiary  designation,  upon the death of either spousal
Owner,  the surviving  spouse may elect to assume  ownership of the Annuity instead of taking the Death Benefit  payment.  The Death
Benefit  that would have been  payable  will be the new  Account  Value of the  Annuity as of the date of due proof of death and any required  proof of a spousal  relationship.  As of the date the  assumption  is effective,  the  surviving  spouse will have all the rights and  benefits  that would be  available  under the Annuity to a new  purchaser  of the same  attained  age.  For  purposes of determining  any future Death Benefit for the beneficiary of the surviving  spouse,  the new Account Value will be considered as the initial Purchase  Payment.  Any additional  Purchase  Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

Spousal Contingent Annuitant
If the Annuity is owned by an entity and the surviving spouse is named as a Contingent  Annuitant,  upon the death of the Annuitant, the  surviving  spouse  will  become the  Annuitant.  No Death  Benefit is payable  upon the death of the  Annuitant.  However,  the
Account  Value  of the  Annuity  as of the  date of due  proof of death of the  Annuitant  (and any  required  proof of the  spousal relationship) will reflect the amount that would have been payable had a Death Benefit been paid.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?
If after  purchasing  your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel  period.  This is often  referred  to as a  "free-look."  Depending  on the state in which you purchased  your Annuity,  and, in some states,  whether you purchased  the Annuity as a replacement  for a prior  contract,  the right to cancel  period  may be ten (10)  days,  twenty-one  (21) days or  longer,  measured  from the time that you  received  your
Annuity.  If you return your Annuity during the  applicable  period,  we will refund your current  Account Value plus any tax charge deducted.  This  amount may be higher or lower than your  original  Purchase  Payment.  Where  required  by law, we will return your current  Account  Value or the  amount of your  initial  Purchase  Payment,  whichever  is  greater.  The same rules may apply to an
Annuity that is  purchased  as an IRA. In any  situation  where we are  required to return the greater of your  Purchase  Payment or
Account Value,  we may allocate your Account Value to the GAL Money Market  Sub-account  during the right to cancel period and for a reasonable additional amount of time to allow for delivery of your Annuity.

MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
The minimum amount that we accept as an additional  Purchase  Payment is $500 unless you  participate in bank drafting or a periodic purchase  payment  program.  We will allocate any additional  Purchase  Payments you make  according to your most recent  allocation instructions, unless you request new allocations when you submit a new Purchase Payment.

MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
You can make  additional  Purchase  Payments to your Annuity by  authorizing  us to deduct money directly from your bank account and
              ----------
applying it to your  Annuity.  This type of program is often called "bank  drafting".  Purchase  Payments made through bank drafting may only be allocated to the variable  investment  options when applied.  Bank drafting  allows you to invest in your Annuity with a lower initial  Purchase  Payment,  as long as you  authorize  payments that will equal at least $5,000 during the first 12 months of your  Annuity.  We may  suspend or cancel bank  drafting  privileges  if  sufficient  funds are not  available  from the  applicable financial institution on any date that a transaction is scheduled to occur.

MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
These types of programs are only available with certain types of qualified  investments.  If your employer  sponsors such a program, we may agree to accept periodic  Purchase  Payments through a salary  reduction  program as long as the allocations are made only to variable  investment  options and the  periodic  Purchase  Payments  received in the first year total at least  $5,000.  The minimum additional Purchase Payment you may make through a salary reduction program is $50.

MANAGING YOUR ACCOUNT VALUE

HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
(See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

Initial Purchase  Payment:  Once we accept your  application,  we invest your net Purchase Payment in the Annuity.  The net Purchase
Payment is your initial  Purchase  Payment minus any tax charges that may apply and any applicable  set-up fee. On your  application we ask you to provide us with  instructions  for  allocating  your  Account  Value.  You can allocate  Account  Value to one or more variable investment options or Fixed Allocations.

In those  states  where we are  required  to return your  Purchase  Payment if you  exercise  your right to return the  Annuity,  we initially  allocate  all  amounts  that  you  choose  to  allocate  to the  variable  investment  options  to the GAL  Money  Market
Sub-account.  At the end of the  right to cancel  period  we will  reallocate  your  Account  Value  according  to your most  recent allocation  instructions.  Where permitted by law, we will allocate your Purchase Payments  according to your initial  instructions, without  temporarily  allocating  to the GAL Money Market  Sub-account.  To do this,  we will ask that you execute our form called a
"return  waiver" that authorizes us to allocate your Purchase  Payment to your chosen  Sub-accounts  immediately.  If you submit the
"return  waiver" and then decide to return your Annuity  during the right to cancel  period,  you will receive your current  Account
Value which may be more or less than your initial Purchase Payment (see "May I Return the Annuity if I Change my Mind?").

Subsequent  Purchase  Payments:  We will allocate any additional  Purchase  Payments you make  according to your current  allocation instructions.  We assume that your current  allocation  instructions  are valid for  subsequent  Purchase  Payments until you make a change to those allocations or request new allocations when you submit a new Purchase Payment.

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?
During the accumulation period you may transfer Account Value between investment  options.  Transfers are not subject to taxation on any gain.  We  currently  limit the  number of  Sub-accounts  you can  invest in at any one time to twenty  (20).  However,  you can invest in an unlimited  number of Fixed  Allocations.  We may require a minimum of $500 in each  Sub-account  you  allocate  Account
Value to at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the  transfer,  there would be less than $500 in the Sub-account,  we may transfer the remaining  Account Value in the Sub-account pro rata to the other investment options to which you transferred.

Currently,  we will charge $10.00 for each transfer  after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any rebalancing,  market timing,  asset  allocation or similar program which you have authorized.  Transfers made as part of a dollar cost averaging  program do not count toward the twenty free transfer  limit.  Renewals or transfers of Account Value from a
Fixed  Allocation  at the end of its  Guarantee  Period are not  subject to the  transfer  charge.  We may reduce the number of free transfers  allowable  each  Annuity  Year  (subject to a minimum of eight)  without  charging a Transfer  Fee unless you make use of electronic  means to transmit  your  transfer  requests.  We may  eliminate  the  Transfer  Fee for  transfer  requests  transmitted electronically or through other means that reduce our processing costs.

We reserve the right to limit the number of  transfers in any Annuity  Year for all  existing or new  Participants.  We also reserve the right to limit the number of  transfers  in any Annuity Year or to refuse any  transfer  request for an  Participant  or certain
Participants  if: (a) we believe that  excessive  trading or a specific  transfer  request or group of transfer  requests may have a detrimental  effect on Unit Values or the share prices of the  Portfolios;  or (b) we are informed by one or more of the  Portfolios that the  purchase or  redemption  of shares must be  restricted  because of  excessive  trading or a specific  transfer or group of transfers is deemed to have a detrimental  effect on the share prices of affected  Portfolios.  Without limiting the above, the most likely  scenario  where  either of the above  could  occur  would be if the  aggregate  amount  of a trade or trades  represented  a relatively  large proportion of the total assets of a particular  Portfolio.  Under such a circumstance,  we will process  transfers according to our rules then in effect and provide  notice if the transfer  request was denied.  If a transfer  request is denied,  a new transfer request may be required.

DO YOU OFFER DOLLAR COST AVERAGING?
Yes. We offer Dollar Cost Averaging during the accumulation  period.  Dollar Cost Averaging  allows you to  systematically  transfer an amount  each month from one  investment  option to one or more other  investment  options.  You can choose to  transfer  earnings only,  principal  plus  earnings  or a flat  dollar  amount.  Dollar  Cost  Averaging  allows you to invest  regularly  each  month, regardless  of the current unit value (or price) of the  Sub-account(s)  you invest in. This enables you to purchase more units when the market  price is low and fewer  units  when the market  price is high.  This may  result in a lower  average  cost of units over time.  However,  there is no guarantee that Dollar Cost  Averaging will result in a profit or protect  against a loss in a declining market.

You must have a minimum Account Value of at least $25,000 to enroll in a Dollar Cost Averaging program.

You can Dollar Cost Average from variable  investment  options or Fixed  Allocations.  Dollar Cost Averaging from Fixed  Allocations is subject to a number of rules that include, but are not limited to the following:
|X|      You may only use Fixed Allocations with Guarantee Periods of 1, 2 or 3 years.
|X|      You may only Dollar Cost Average  earnings or principal  plus  earnings.  If  transferring  principal  plus  earnings,  the program must be designed to last the entire Guarantee Period for the Fixed Allocation.
|X|      Dollar Cost Averaging transfers from Fixed Allocations are not subject to a Market Value Adjustment.

NOTE:  When a Dollar Cost Averaging  program is established  from a Fixed  Allocation,  the fixed rate of interest we credit to your
Account  Value is applied to a declining  balance due to the  transfers of Account  Value to the  Sub-accounts  during the Guarantee
Period.  This will reduce the effective rate of return on the Fixed Allocation over the Guarantee Period.

DO YOU OFFER A PROGRAM TO BALANCE FIXED AND VARIABLE INVESTMENTS?
Some  investors  wish to invest in the  variable  investment  options  but also wish to protect a portion of their  investment  from market  fluctuations.  We offer a balanced  investment  program  where a portion of your  Purchase  Payment is  allocated to a Fixed
Allocation for a Guarantee Period that you select and the remaining  Account Value is allocated to the variable  investment  options that you  select.  The  amount  that we  allocate  to the Fixed  Allocation  is the amount  that will grow to a specific  "principal amount" such as your initial  Purchase  Payment.  We determine the amount based on the rates then in effect for the Guarantee Period you choose.  If no amounts are  transferred  or withdrawn from the Fixed  Allocation,  at the end of the Guarantee  Period,  it will have grown to equal the  "principal  amount".  The remaining  Account Value that was not  allocated to the Fixed  Allocation  can be allocated to any of the  Sub-accounts  that you choose.  Account Value  allocated to the variable  investment  options is subject to market fluctuations and may increase or decrease in value.

Example
Assume you have  $100,000 to invest.  You choose to allocate a portion of your Account  Value to a Fixed  Allocation  with a 10-year
Guarantee  Period.  The rate for the 10-year  Guarantee  Period is 6.05%*.  Based on the chosen  Guarantee Period and interest rate, the factor for  determining  how much of your Account Value can be allocated to the Fixed  Allocation  is 0.555768.  That means that
$55,557 will be allocated to the Fixed  Allocation  and the  remaining  Account  Value  ($44,443)  will be allocated to the variable investment  options.  Assuming that you do not make any withdrawals from the Fixed  Allocation,  it will grow to $100,000 at the end of the Guarantee  Period.  Of course we cannot  predict the value of the remaining  Account Value that was allocated to the variable investment options.

*  The rate in this example is hypothetical and may not reflect the current rate for Guarantee Periods of this duration.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?
Yes. You may  authorize  your  investment  professional  to direct the  allocation  of your Account  Value and to request  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you revoke such authority.  We will not be responsible for acting on instructions  from your investment  professional if you fail to inform us that such  person's  authority has been revoked.  We may also  suspend,  cancel or limit these  privileges at any time. We will notify you if we do.

We or an affiliate of ours may provide  administrative  support to  licensed,  registered  investment  professionals  or  investment advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals  may be firms or persons who also are  appointed by us as  authorized  sellers of the  Annuity.  However,  we do not offer advice about how to allocate  your
Account Value under any  circumstance.  Any investment  professionals  you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any  recommendations  such investment  professionals make, any market timing or asset allocation programs they choose to follow or any specific transfers they make on your behalf.

We may require  investment  professionals or investment  advisors,  who are authorized by multiple contract owners to make financial transactions,  to enter into an administrative  agreement with American Skandia as a condition of our accepting transactions on your behalf. The  administrative  agreement may impose  limitations on the investment  professional's or investment  advisor's ability to request financial  transactions on your behalf.  These limitations are intended to minimize the detrimental  impact of an investment professional  who is in a position to transfer  large  amounts of money for multiple  clients in a  particular  Portfolio or type of
portfolio  or  to  comply  with  specific   restrictions  or  limitations  imposed  by  a  Portfolio(s)  on  American  Skandia.  The administrative agreement may limit the available investment options,  require advance notice of large transactions,  or impose other trading limitations on your investment  professional.  Your investment  professional will be informed of all such restrictions on an ongoing  basis.  We may also require that your  investment  professional  transmit all financial  transactions  using the electronic trading  functionality  available  through our Internet  website  (www.americanskandia.com).  Limitations that we may impose on your investment  professional  or  investment  advisor  under  the  terms of the  administrative  agreement  do not  apply  to  financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus.

HOW DO THE FIXED INVESTMENT OPTIONS WORK?
We credit the fixed  interest  rate to the Fixed  Allocation  throughout  a set period of time called a  "Guarantee  Period."  Fixed
Allocations  currently  are  offered  with  Guarantee  Periods  of 1, 2, 3, 5, 7 and 10  years.  We may make  Fixed  Allocations  of different  durations  available in the future.  Fixed Allocations may not be available in all states and may not always be available for all Guarantee Periods depending on market factors and other considerations.

The interest rate credited to a Fixed  Allocation is the rate in effect when the Guarantee  Period begins and does not change during the  Guarantee  Period.  The rates are an  effective  annual rate of  interest.  We  determine  the  interest  rates for the various
Guarantee  Periods.  At the time that we confirm your Fixed  Allocation,  we will advise you of the interest  rate in effect and the date your Fixed  Allocation  matures.  We may change the rates we credit new Fixed  Allocations  at any time. Any change in interest rate does not affect Fixed  Allocations  that were in effect  before the date of the change.  To inquire as to the current rates for
Fixed Allocations, please call 1-800-444-3970.

A Guarantee Period for a Fixed Allocation begins:
|X|      when all or part of a net Purchase Payment is allocated to that particular Guarantee Period;
|X|      upon transfer of any of your Account Value to a Fixed Allocation for that particular Guarantee Period; or
|X|      when you "renew" a Fixed Allocation by electing a new Guarantee Period.

To the extent permitted by law, we may establish  different  interest rates for Fixed  Allocations  offered to a class of Owners who choose to participate in various optional  investment  programs we make available.  This may include,  but is not limited to, Owners who elect to use Fixed  Allocations  under a dollar cost averaging program (see "Do You Offer Dollar Cost Averaging?") or a balanced investment  program (see "Do You Offer a Program to Balance Fixed and Variable  Investments?").  The interest rate credited to Fixed
Allocations  offered  to this class of  purchasers  may be  different  than those  offered to other  purchasers  who choose the same
Guarantee Period but who do not participate in an optional investment program.  Any such program is at our sole discretion.

HOW DO YOU DETERMINE RATES FOR FIXED ALLOCATIONS?
We do not have a specific  formula for determining the fixed interest rates for Fixed  Allocations.  Generally the interest rates we offer for Fixed  Allocations will reflect the investment  returns available on the types of investments we make to support our fixed rate  guarantees.  These  investment  types may include cash,  debt  securities  guaranteed by the United States  government and its agencies and  instrumentalities,  money market instruments,  corporate debt obligations of different durations,  private placements, asset-backed  obligations  and municipal  bonds. In determining  rates we also consider  factors such as the length of the Guarantee
Period for the Fixed  Allocation,  regulatory  and tax  requirements,  liquidity of the markets for the type of investments we make, commissions,  administrative and investment  expenses,  our insurance risks in relation to the Fixed  Allocations,  general economic trends and competition.  Some of these  considerations  are similar to those we consider in determining the Insurance Charge that we deduct from Account Value allocated to the Sub-accounts.

We will credit interest on a new Fixed  Allocation in an existing  Annuity at a rate not less than the rate we are then crediting to
Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rate we credit  for a Fixed  Allocation  is  subject  to a  minimum.  Please  refer to the  Statement  of  Additional
Information.  In certain states the interest rate may be subject to a minimum under state law or regulation.

HOW DOES THE MARKET VALUE ADJUSTMENT WORK?
If you transfer or withdraw  Account  Value from a Fixed  Allocation  more than 30 days before the end of its Guarantee  Period,  we will  adjust  the value of your  investment  based on a formula,  called a "Market  Value  Adjustment"  or "MVA".  The Market  Value
Adjustment  formula  compares the interest  rates credited for Fixed  Allocations at the time you invested,  to interest rates being credited  when you make a transfer or  withdrawal.  The amount of any Market Value  Adjustment  can be either  positive or negative, depending on the rates that are currently  being  credited on Fixed  Allocations.  In certain  states the amount of any Market Value
Adjustment  may be limited under state law or  regulation.  If your Annuity is governed by the laws of that state,  any Market Value
Adjustment that applies will be subject to our rules for complying with such law or regulation.

MVA Formula
The MVA formula is applied  separately  to each Fixed  Allocation  to  determine  the  Account  Value of the Fixed  Allocation  on a
particular date.  The formula is as follows:

                                                     [(1+I) / (1+J+0.0010)]N/12

                                                               where:

                  I is the fixed  interest rate we guaranteed to credit to the Fixed  Allocation as of its starting date;

                  J is the fixed  interest  rate for your class of  annuities at the time of the  withdrawal  for a new Fixed  Allocation  with a Guarantee  Period  equal to the  remaining  number of years in your original Guarantee Period;

                  N is the number of months remaining in the original Guarantee Period.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]N/12.

If the transfer or  withdrawal  does not occur on the yearly or monthly  anniversary  of the beginning of the Fixed
Allocation, the numbers used in `J' and `N' will be rounded to the next highest integer.

MVA Examples
The following hypothetical examples show the effect of the MVA in determining Account Value.  Assume the following:
|X|      You allocate $50,000 into a Fixed Allocation with a Guarantee Period of 5 years.
|X|      The interest rate for your Fixed Allocation is 5.0% (I = 5.0%).
|X|      You make no  withdrawals  or transfers  until you decided to withdraw the entire Fixed  Allocation  after exactly three (3)
         years, therefore 24 months remain before the Maturity Date (N = 24).

Example of Positive MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 3.5% (J = 3.5%).  Based on these assumptions, the MVA would be calculated as follows:

                                  MVA Factor = [(1+I)/(I+J+0.0010)]N/12 = [1.05/1.036]2 = 1.027210
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $59,456.20.

Example of Negative MVA
Assume that at the time you request the withdrawal,  the fixed interest rate for a new Fixed  Allocation with a Guarantee  Period of
24 months is 6.0% (J = 6.0%).  Based on these assumptions, the MVA would be calculated as follows:

                                 MVA Factor = [(1+I)/(1+J+0.0010)]N/12 = [1.05/1.061)]2 = 0.979372
                                                     Interim Value = $57,881.25
                                 Account Value after MVA = Interim Value X MVA Factor = $56,687.28.

WHAT HAPPENS WHEN MY GUARANTEE PERIOD MATURES?
The "Maturity  Date" for a Fixed  Allocation is the last day of the Guarantee  Period.  Before the Maturity  Date, you may choose to renew the Fixed  Allocation  for a new  Guarantee  Period of the same or  different  length or you may  transfer all or part of that
Fixed Allocation's  Account Value to another Fixed Allocation or to one or more  Sub-accounts.  We will notify you before the end of the  Guarantee  Period  about the fixed  interest  rates that we are  currently  crediting to all Fixed  Allocations  that are being offered.  The rates  being  credited to Fixed  Allocations  may change  before the  Maturity  Date.  We will not charge a MVA if you choose to renew a Fixed Allocation on its Maturity Date or transfer the Account Value to one or more variable investment options.

If you do not  specify  how you want a Fixed  Allocation  to be  allocated  on its  Maturity  Date,  it will be renewed  for a Fixed
Allocation of the same duration if then available.

ACCESS TO ACCOUNT VALUE

WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?
During the  accumulation  phase you can access your Account Value through Partial  Withdrawals,  Systematic  Withdrawals,  and where required for tax purposes,  Minimum  Distributions.  You can also  surrender your Annuity at any time. If you surrender your Annuity we may deduct the Annual  Maintenance Fee and any Tax charge that applies.  Unless you notify us differently,  withdrawals are taken pro-rata based on the Account Value in the investment  options at the time we receive your withdrawal  request.  Each of these types of distributions is described more fully below.

ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?
(For more information, see "Tax Considerations")

During the Accumulation Period
A  distribution  during the  accumulation  period is deemed to come first from any "gain" in your  Annuity and second as a return of your "tax basis",  if any.  Distributions  from your Annuity are generally  subject to ordinary income taxation on the amount of any investment gain unless the distribution  qualifies as a non-taxable  exchange or transfer.  If you take a distribution  prior to the taxpayer's  age 59 1/2, you may be subject to a 10% penalty in addition to ordinary  income taxes on any gain.  You may wish to consult a professional tax advisor for advice before requesting a distribution.

During the Annuitization Period
During the  annuitization  period,  a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the  payment.  The Code and  regulations  have  "exclusionary  rules" that we use to  determine  what portion of each annuity  payment  should be  treated as a return of any tax basis you have in the  Annuity.  Once the tax basis in the  Annuity  has been distributed,  the remaining  annuity payments are taxable as ordinary income.  The tax basis in the Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

CAN I WITHDRAW A PORTION OF MY ANNUITY?
Yes, you can make a withdrawal during the accumulation  phase. We call this a "Partial  Withdrawal."  After any Partial  Withdrawal,
your Annuity must have a Surrender Value of at least $1,000,  or we may treat the Partial  Withdrawal  request as a request to fully surrender  your Annuity.  The minimum  Partial  Withdrawal  you may request is $100.  We may apply a Market Value  Adjustment to any
Fixed Allocations.

Partial Withdrawals may also be available following annuitization but only if you choose certain annuity payment options.

To request the forms  necessary to make a withdrawal  from your  Annuity,  contact our Customer  Service Team at  1-800-444-3970  or visit our Internet Website at www.americanskandia.com.

CAN I MAKE PERIODIC WITHDRAWALS FROM THE ANNUITY DURING THE ACCUMULATION PERIOD?
Yes. We call these "Systematic  Withdrawals." You can receive  Systematic  Withdrawals of earnings only,  principal plus earnings or a flat dollar amount.

Systematic  Withdrawals  can be made  from  Account  Value  allocated  to the  variable  investment  options  or Fixed  Allocations.
Generally,  Systematic  Withdrawals  from Fixed  Allocations  are  limited  to  earnings  accrued  after the  program of  Systematic
Withdrawals  begins, or payments of fixed dollar amounts that do not exceed such earnings.  Systematic  Withdrawals are available on a monthly,  quarterly,  semi-annual  or annual basis.  The Surrender  Value of your Annuity must be at least $25,000  before we will allow you to begin a program of Systematic Withdrawals.

The minimum  amount for each  Systematic  Withdrawal is $100. If any scheduled  Systematic  Withdrawal is for less than $100, we may postpone  the  withdrawal  and add the  expected  amount to the amount  that is to be  withdrawn  on the next  scheduled  Systematic
Withdrawal.

WHAT ARE MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?
(See "Tax Considerations" for a further discussion of Minimum Distributions.)

Minimum Distributions are a type of Systematic  Withdrawal we allow to meet distribution  requirements under Sections 401, 403(b) or
408 of the Code.  Under the Code,  you may be required to begin  receiving  periodic  amounts from your  Annuity.  In such case,  we will allow you to make Systematic Withdrawals in amounts that satisfy the minimum distribution rules under the Code.

The  amount of the  required  Minimum  Distribution  for your  particular  situation  may  depend  on other  annuities,  savings  or investments.  We will only  calculate  the amount of your  required  Minimum  Distribution  based on the value of your  Annuity.  We require  three (3) days  advance  written  notice to  calculate  and  process  the  amount of your  payments.  We may charge you for
calculating  required  Minimum  Distributions.   You  may  elect  to  have  Minimum  Distributions  paid  out  monthly,   quarterly,
semi-annually or annually.  The $100 minimum that applies to Systematic Withdrawals does not apply to Minimum Distributions.

You may also annuitize  your contract and begin  receiving  payments for the remainder of your life (or life  expectancy) as a means of receiving income payments and satisfying the Minimum Distribution requirements under the Code.

CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
Yes.  During the  accumulation  phase you can surrender  your Annuity at any time.  Upon  surrender,  you will receive the Surrender
Value.  Upon  surrender  of your  Annuity,  you will no longer  have any  rights  under  the  Annuity.  We may apply a Market  Value
Adjustment to any Fixed Allocations.

Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.

To request the forms  necessary  to  surrender  your  Annuity,  contact our Customer  Service  Team at  1-800-444-3970  or visit our
Internet Website at www.americanskandia.com.

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments,  variable  payments or adjustable  payments.  Fixed options  provide the same amount with each  payment.  Variable  options  generally  provide a payment which may increase or decrease depending on the investment  performance of the Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options  provide a fixed payment that is periodically  adjusted based on current  interest rates.
We do not guarantee to make any annuity  payment  options  available in the future.  For additional  information on annuity  payment options you may request a Statement of Additional Information.

When you purchase an Annuity,  or at a later date,  you may choose an Annuity Date,  an annuity  option and the frequency of annuity payments.  You may change your  choices  before the Annuity  Date under the terms of your  contract.  A maximum  Annuity Date may be required  by law.  The Annuity  Date may depend on the  annuity  option you choose.  Certain  annuity  options may not be  available depending on the age of the Annuitant.

Certain of these annuity options may be available to  Beneficiaries  who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
--------
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this  section) is the person or persons  upon whose life annuity  payments are based.  No  additional  annuity  payments are made after the death of the key life.  Since no minimum  number of  payments is  guaranteed,  this  option  offers the largest  amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one payment will be payable if the death of the key life occurs before the date the second  payment was due, and no other  payments nor death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 2
--------
Payments Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint lifetime of two key lives, and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the survivor's death. No minimum number of payments is  guaranteed  under this option.  It is possible  that only one payment will be payable if the death of all the key lives  occurs  before the date the second  payment was due,  and no other  payments  or death  benefits  would be payable.  This
Option is currently  available on a fixed or variable basis.  Under this option,  you cannot make a partial or full surrender of the annuity.

Option 3
--------
Payments for Life with a Certain  Period:  Under this option,  income is payable  until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary  until the end of such period.  This Option is  currently  available on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this option,  you can request  partial or full surrender of the annuity and receive its then current cash value
(if any) subject to our rules.

Option 4
--------
Fixed Payments for a Certain  Period:  Under this option,  income is payable  periodically  for a specified  number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary  until the end of such period.  Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the  Insurance  Charge  assessed  to cover the risk that key lives  outlive  our  expectations  provides  no  benefit to an Owner selecting this option.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
--------
Variable  Payments for Life with a Cash Value:  Under this  option,  benefits  are payable  periodically  until the death of the key life.  Benefits may  increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also varies with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile investment  performance so that negative investment  performance does not automatically  result in a decrease in the annuity payment each month,  and positive  investment  performance does not  automatically  result in an increase in the annuity payment each month.
The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the
Beneficiary  in a lump sum or as periodic  payments.  Under this option,  you can request  partial or full  surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
--------
Variable  Payments  for Life with a Cash Value and  Guarantee:  Under this  option,  benefits  are payable as described in Option 5;
except that,  while the key life is alive, the annuity payment will not be less than a guaranteed  amount,  which generally is equal
------
to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the  Beneficiary  in a lump sum or as periodic  payments.  Under this  option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
Unless  prohibited  by law, we require that you elect either a life annuity or an annuity with a certain  period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date.  Therefore,  making a purchase  payment within seven years of the Annuity  Date limits your  annuity  payment  options.  Certain  annuity  payment  options may not be  available if your
Annuity Date occurs during the period that a CDSC would apply.

If you have not provided us with your Annuity Date or annuity payment option in writing, then:
|X|      the Annuity Date will be the first day of the calendar month following the later of the Annuitant's 85th birthday or the fifth anniversary of our receipt of your request to purchase an Annuity; and
|X|      the annuity payments, where allowed by law, will be calculated on a fixed basis under Option 3, Payments for Life with 10 years certain.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments (Options 1-4)
If you choose to receive fixed annuity  payments,  you will receive equal  fixed-dollar  payments  throughout the period you select.
The amount of the fixed payment will vary  depending on the annuity  payment  option and payment  frequency  you select.  Generally, the first annuity  payment is determined by  multiplying  the Account  Value,  minus any state premium taxes that may apply,  by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment  selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a Individual  Annuity  Mortality Table with an assumed interest rate of 3% per annum.  Where required by law or regulation,  such annuity  table will have rates that do not differ  according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three different  types of variable  annuity payment  options.  The first annuity payment will be calculated  based upon the assumed  investment  return  ("AIR").  You select the AIR before we start to make  annuity  payments.  You will not receive  annuity payments  until you choose an AIR. The remaining  annuity  payments will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR, as well as, other  factors  described  below.  The greater the AIR, the greater the first  annuity  payment.  A higher  AIR may result in  smaller  potential  growth in the  annuity  payments.  A lower AIR  results  in a lower  initial  annuity payment.  Within payment options 1-3, if the  Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments  will be the same as the  first  annuity  payment.  If the  Sub-accounts  you  choose  perform  better  than the AIR,  then subsequent  annuity  payments will be higher than the first annuity  payment.  If the Sub-accounts you choose perform worse than the
AIR,  then  subsequent  annuity  payments  will be lower  than the  first.  Within  payment  options 5 and 6, the cash value for the
Annuitant  (while alive) and a variable  period of time during which  annuity  payments will be made whether or not the Annuitant is still alive are adjusted based on the performance of the Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

|X|      Variable Payments (Options 1-3)
         -----------------
         We calculate each annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units for each  Sub-account by the Unit Value of each  Sub-Account  on the annuity  payment date. We determine the schedule of units  based on your  Account  Value  (minus any  premium  tax that  applies)  at the time you elect to begin  receiving annuity  payments.  The  schedule  of units will vary  based on the  annuity  payment  option  selected,  the length of any certain  period  (if  applicable),  the  Annuitant's  age and  gender  (if  annuity  payments  are due for the  life of the
         Annuitant) and the Unit Value of the  Sub-Accounts  you initially  selected on the Issue Date. The calculation is performed for each Sub-Account,  and the sum of the Sub-Account  calculations  equals the amount of your annuity payment.  Other than to fund annuity  payments,  the number of units allocated to each Sub-Account will not change unless you transfer among the
         Sub-Accounts or make a withdrawal (if allowed).  You can select one of three AIRs for these options: 3%, 5% or 7%.

|X|      Stabilized Variable Payments (Option 5)
         ----------------------------
         This option provides  guaranteed  payments for life, a cash value for the Annuitant  (while alive) and a variable period of time during which  annuity  payments  will be made whether or not the  Annuitant is still alive.  We calculate  the initial
                                                                                                                             -------
         annuity  payment amount by multiplying  the number of units  scheduled to be redeemed under a schedule of units by the Unit
         Values  determined on the  annuitization  date. The schedule of units is established for each Sub-account you choose on the annuitization date based on the applicable  benchmark rate,  meaning the AIR, and the annuity factors.  The annuity factors reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark  rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments
         (described  above)  where each  payment  can vary based on  Sub-account  performance,  this  payment  option  cushions  the immediate  impact of  Sub-account  performance  by adjusting the length of the time during which  annuity  payments will be made whether or not the  Annuitant  is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account performance that exceeds a benchmark rate will generally  extend this time period,  while  Sub-account  performance that is less than a benchmark  rate will  generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue,  however,  the annuity payment amount will vary depending on Sub-account  performance, similar to conventional variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         ------------------------------------------------------
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above).
         In addition to the  stabilization  feature,  this option also  guarantees that variable  annuity  payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity payment options are described in greater detail in a separate  prospectus which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable annuity payment option available.  Adjustable  annuity payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity  payments.  The  adjustment in the annuity  payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

DEATH BENEFIT

WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?

The Annuity  provides a Death Benefit during its  accumulation  phase.  The Insurance Charge we deduct daily from your Account Value allocated to the  Sub-accounts  is used, in part, to pay us for the risk we assume in providing  the Death Benefit  guarantee  under the  Annuity.  If the  Annuity is owned by one or more  natural  persons,  the Death  Benefit is payable  upon the first  death of a
Participant.  If the  Annuity  is owned by an  entity,  the Death  Benefit is payable  upon the  Annuitant's  death,  if there is no
Contingent  Annuitant.  If a Contingent  Annuitant was designated  before the  Annuitant's  death and the Annuitant  dies,  then the
Contingent  Annuitant  becomes the  Annuitant  and a Death  Benefit  will not be paid at that time.  The person upon whose death the
Death Benefit is paid is referred to below as the "decedent."

The Death Benefit depends on the decedent's age on the date of death:

         If death occurs before the decedent's age 85:  The Death Benefit is the greater of:

|X|      The sum of all Purchase Payments less the sum of all withdrawals; and
|X|      The sum of your Account Value in the variable investment options and your Interim Value in the Fixed Allocations.

         If death occurs when the decedent is age 85 or older:  The Death Benefit is your Account Value.

PAYMENT OF DEATH BENEFITS

Payment of Death Benefit to Beneficiary
Except in the case of a spousal Beneficiary, in the event of your death, the death benefit must be distributed:
|X|      as a lump sum amount at any time within five (5) years of the date of death; or
|X|      as a series of annuity  payments  not  extending  beyond the life  expectancy  of the  Beneficiary  or over the life of the
         Beneficiary.  Payments under this option must begin within one year of the date of death.

Unless you have made an  election  prior to death  benefit  proceeds  becoming  due, a  Beneficiary  can elect to receive  the Death
Benefit  proceeds as a series of fixed annuity  payments  (annuity  payment options 1-4) or as a series of variable annuity payments
(annuity payment options 1-3 or 5 and 6).  See the section entitled "What Types of Annuity Options are Available."

Spousal Beneficiary - Assumption of Annuity
You may name your  spouse as your  Beneficiary.  If you and your  spouse own the Annuity  jointly,  we assume that the sole  primary
Beneficiary will be the surviving spouse unless you elect an alternative  Beneficiary  designation.  Unless you elect an alternative
Beneficiary  designation,  the spouse  Beneficiary may elect to assume  ownership of the Annuity instead of taking the Death Benefit payment.  Any Death Benefit  (including any optional Death  Benefits)  that would have been payable to the  Beneficiary  will become the new  Account  Value as of the date we receive due proof of death and any  required  proof of a spousal  relationship.  As of the date the  assumption is  effective,  the  surviving  spouse will have all the rights and benefits that would be available  under the
Annuity to a new  purchaser of the same  attained  age.  For purposes of  determining  any future  Death  Benefit for the  surviving spouse,  the new Account Value will be considered as the initial Purchase  Payment.  Any additional  Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity.

See the section  entitled  "Managing  Your Annuity - Spousal  Contingent  Annuitant"  for a discussion of the treatment of a spousal
Contingent Annuitant in the case of the death of the Annuitant in an entity owned Annuity.

IRA Beneficiary Continuation Option
The Code  provides for  alternative  death benefit  payment  options when an Annuity is used as an IRA,  403(b) or other  "qualified investment" that requires Minimum  Distributions.  Upon the Owner's death under an IRA, 403(b) or other  "qualified  investment",  a
Beneficiary  may generally elect to continue the Annuity and receive  Minimum  Distributions  under the Annuity instead of receiving the death benefit in a single  payment.  The available  payment  options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

|X|      If death  occurs  before the date Minimum  Distributions  must begin under the Code,  the Death  Benefit can be paid out in either a lump  sum,  within  five  years  from the date of death,  or over the life or life  expectancy  of the  designated
         Beneficiary  (as long as payments begin by December 31st of the year following the year of death).  However,  if the spouse is the  Beneficiary,  the Death  Benefit can be paid out over the life or life  expectancy of the spouse with such payments beginning no earlier than December  31st of the year  following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

|X|      If death occurs  after the date  Minimum  Distributions  must begin under the Code,  the Death  Benefit must be paid out at least as rapidly as under the method then in effect.

A Beneficiary has the flexibility to take out more each year than required under the Minimum  Distribution  rules.  Until withdrawn, amounts in an IRA,  403(b) or other  "qualified  investment"  continue to be tax deferred.  Amounts  withdrawn each year,  including amounts  that are  required to be  withdrawn  under the Minimum  Distribution  rules,  are subject to tax. You may wish to consult a professional  tax advisor for tax advice as to your  particular  situation.  See the section  entitled "How are  Distributions  From
Qualified Contracts Taxed? - Minimum Distributions after age 70 1/2."

Upon election of this IRA Beneficiary Continuation option:

|X|      the Annuity contract will be continued in the Owner's name, for the benefit of the Beneficiary.
|X|      the Account Value will be equal to any Death Benefit  (including  any optional  Death Benefit) that would have been payable to the Beneficiary if they had taken a lump sum distribution.
|X|      the Beneficiary may request  transfers among  Sub-accounts,  subject to the same limitations and restrictions  that applied to the Owner.  NOTE: The Sub-accounts offered under the IRA Beneficiary Continuation option may be limited.
|X|      no additional Purchase Payments can be applied to the Annuity.
|X|      the basic Death Benefit and any optional Death Benefits elected by the Owner will no longer apply to the Beneficiary.
|X|      The  Beneficiary  can request a withdrawal  of all or a portion of the Account Value at any time without  application  of a
              CDSC.
|X|      upon the death of the  Beneficiary,  any remaining  Account Value will be paid in a lump sum to the person(s)  named by the
              Beneficiary.
|X|      all amounts in the Annuity  must be paid out to the  Beneficiary  according  to the Minimum  Distribution  rules  described above.

Please contact American Skandia for additional  information on the  availability,  restrictions and limitations that will apply to a
Beneficiary under the IRA Beneficiary Continuation option.

Are there any exceptions to these rules for paying the Death Benefit?
Yes,  there are exceptions  that apply no matter how your Death Benefit is calculated.  There are exceptions to the Death Benefit if the  decedent  was not the Owner or  Annuitant  as of the Issue  Date and did not  become  the Owner or  Annuitant  due to the prior
Owner's or  Annuitant's  death.  Any minimum Death Benefit that applies will be suspended for a two-year  period from the date he or she first became Owner or Annuitant.  After the two-year  suspension  period is completed,  the Death Benefit is the same as if this person had been an Owner or Annuitant on the Issue Date.

When do you determine the Death Benefit?
We  determine  the amount of the Death  Benefit as of the date we receive  "due  proof of  death",  any  instructions  we require to determine  the method of payment and any other  written  representations  we require to  determine  the proper  payment of the Death
Benefit to all  Beneficiaries.  "Due proof of death" may  include a certified  copy of a death  certificate,  a certified  copy of a decree of a court of competent  jurisdiction as to the finding of death or other  satisfactory  proof of death.  Upon our receipt of
"due proof of death" we  automatically  transfer the Death Benefit to the GAL Money Market  Sub-Account  until we further  determine the universe of eligible  Beneficiaries.  Once the universe of eligible  Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to the Sub-Accounts according to our rules.

Each  Beneficiary  must make an  election  as to the method  they wish to receive  their  portion  of the Death  Benefit.  Absent an election  of a  Death  Benefit  payment  method,  no  Death  Benefit  can  be  paid  to the  Beneficiary.  We  may  require  written acknowledgment  of all named  Beneficiaries  before we can pay the Death Benefit.  During the period from the date of death until we receive all required paper work, the amount of the Death Benefit may be subject to market fluctuations.

VALUING YOUR INVESTMENT

HOW IS MY ACCOUNT VALUE DETERMINED?
During the accumulation  period,  the Annuity has an Account Value. The Account Value is determined  separately for each Sub-account allocation and for each Fixed  Allocation.  The Account Value is the sum of the values of each Sub-account  allocation and the value of each Fixed  Allocation.  When  determining  the Account Value on a day more than 30 days prior to a Fixed  Allocation's  Maturity
Date,  the  Account  Value may  include  any Market  Value  Adjustment  that would  apply to a Fixed  Allocation  (if  withdrawn  or transferred) on that day.

WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
The Surrender Value of your Annuity is the value  available to you on any day during the  accumulation  period.  The Surrender Value is equal to your  Account  Value  minus any Annual  Maintenance  Fee.  The  Surrender  Value  will also  include  any  Market  Value
Adjustment that may apply.

HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
When you  allocate  Account  Value  to a  Sub-Account,  you are  purchasing  units  of the  Sub-account.  Each  Sub-account  invests exclusively  in  shares  of an  underlying  Portfolio.  The  value of the  Units  fluctuate  with  the  market  fluctuations  of the
Portfolios.  The value of the Units also reflect the daily accrual for the Insurance Charge.

Each  Valuation  Day, we determine  the price for a Unit of each  Sub-account,  called the "Unit  Price." The Unit Price is used for determining  the value of  transactions  involving  Units of the  Sub-accounts.  We  determine  the number of Units  involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

Example
Assume you allocate  $5,000 to a Sub-account.  On the Valuation Day you make the allocation,  the Unit Price is $14.83.  Your $5,000 buys  337.154  Units of the  Sub-account.  Assume  that  later,  you wish to  transfer  $3,000  of your  Account  Value  out of that
Sub-account  and  into  another  Sub-account.  On the  Valuation  Day you  request  the  transfer,  the Unit  Price of the  original
Sub-account  has  increased to $16.79.  To transfer  $3,000,  we sell 178.677  Units at the current Unit Price,  leaving you 158.477
Units.  We then buy $3,000 of Units of the new  Sub-account  at the Unit Price of $17.83.  You would then have 168.255  Units of the new Sub-account.

HOW DO YOU VALUE FIXED ALLOCATIONS?
During the Guarantee  Period,  we use the concept of an Interim  Value.  The Interim Value can be calculated on any day and is equal to the initial value allocated to a Fixed  Allocation plus all interest  credited to a Fixed  Allocation as of the date  calculated.
The Interim  Value does not include the impact of any Market  Value  Adjustment.  If you made any  transfers or  withdrawals  from a
Fixed  Allocation,  the Interim Value will reflect the withdrawal of those amounts and any interest credited to those amounts before they were  withdrawn.  To determine  the Account  Value of a Fixed  Allocation  on any day other than its Maturity Date or within 30 days prior to its Maturity Date, we multiply the Account Value of the Fixed Allocation times the Market Value Adjustment factor.

WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
American Skandia is generally open to process  financial  transactions on those days that the New York Stock Exchange (NYSE) is open for  trading.  There  may be  circumstances  where  the NYSE  does not open on a  regularly  scheduled  date or time or closes at an earlier time than scheduled  (normally  4:00 p.m. EST).  Financial  transactions  requested  before the close of the NYSE which meet our requirements will be processed according to the value next determined  following the close of business.  Financial  transactions requested  on a  non-business  day or after the close of the NYSE will be  processed  based on the value next  computed  on the next business  day.  There may be  circumstances  when the  opening or closing  time of the NYSE is  different  than  other  major  stock exchanges,  such as NASDAQ or the  American  Stock  Exchange.  Under such  circumstances,  the closing time of the NYSE will be used when valuing and processing transactions.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Account Value may fluctuate  based on changes in the Unit Values,  but you may not be able to transfer  Account
Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Initial  Purchase  Payments:  We are required to allocate  your initial  Purchase  Payment to the  Sub-accounts  within two (2) days after we receive  all of our  requirements  to issue the  Annuity.  If we do not have all the  required  information  to allow us to issue your  Annuity,  we may retain  the  Purchase  Payment  while we try to reach you or your  representative  to obtain all of our requirements.  If we are unable to obtain all of our  required  information  within  five (5) days,  we are  required  to return the
Purchase  Payment to you at that time,  unless you  specifically  consent to our retaining the Purchase  Payment while we gather the required  information.  Once we obtain the required  information,  we will invest the Purchase  Payment and issue the Annuity within two (2) days.  During any period that we are trying to obtain the required information, your money is not invested.

Additional  Purchase  Payments:  We will apply any  additional  Purchase  Payments on the Valuation Day that we receive the Purchase
Payment with satisfactory allocation instructions.

Scheduled  Transactions:  "Scheduled"  transactions  include transfers under a Dollar Cost Averaging,  or asset allocation  program,
Systematic  Withdrawals,  Minimum Distributions or annuity payments.  Scheduled transactions are processed and valued as of the date they are  scheduled,  unless the scheduled day is not a Valuation Day. In that case,  the  transaction  will be processed and valued on Valuation Day prior to the scheduled transaction date.

Unscheduled  Transactions:   "Unscheduled"  transactions  include  any  other  non-scheduled  transfers  and  requests  for  Partial
Withdrawals  or Free  Withdrawals  or  Surrenders.  Unscheduled  transactions  are  processed  and valued as of the Valuation Day we receive the request at our Office and have all of the required information.

Death  Benefits:  Death Benefit claims require our review and evaluation  before  processing.  We price such  transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?
Following is a brief summary of some of the Federal tax  considerations  relating to this Annuity.  However,  since the tax laws are complex and tax consequences are affected by your individual  circumstances,  this summary of our interpretation of the relevant tax laws is not  intended  to be  fully  comprehensive  nor is it  intended  as tax  advice.  Therefore,  you  may  wish  to  consult  a professional tax advisor for tax advice as to your particular situation.

HOW ARE AMERICAN SKANDIA AND THE SEPARATE ACCOUNTS TAXED?
The Separate  Accounts are taxed as part of American  Skandia.  American Skandia is taxed as a life insurance  company under Part I, subchapter  L of the Code.  No taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains  earned by the
Separate Accounts with respect to the Annuities.

IN GENERAL, HOW ARE ANNUITIES TAXED?
Section 72 of the Code governs the taxation of annuities in general.  Taxation of the Annuity will depend in large part on:

1.       whether the Annuity is used by:
|X|      a qualified  pension plan,  profit  sharing plan or other  retirement  arrangement  that is eligible for special  treatment under the Code (for purposes of this discussion, a "Qualified Contract"); or
|X|      an individual or a corporation, trust or partnership (a "Non-qualified Contract"); and

2.       whether the Owner is:
|X|      an individual person or persons; or
|X|      an entity including a corporation, trust or partnership.

Individual  Ownership:  If one or more  individuals own an Annuity,  the Owner of the Annuity is generally not taxed on any increase in the value of the Annuity  until an amount is received (a  "distribution").  This is  commonly  referred to as "tax  deferral".  A distribution  can be in the form of a lump sum payment  including  payment of a Death Benefit,  or in annuity  payments under one of the annuity payment options.  Certain other transactions may qualify as a distribution and be subject to taxation.

Entity  Ownership:  If the Annuity is owned by an entity and is not a Qualified  Contract,  generally  the Owner of the Annuity must currently  include  any  increase in the value of the Annuity  during a tax year in its gross  income.  An  exception  from  current taxation  applies for annuities held by an employer with respect to a terminated  tax-qualified  retirement plan, a trust holding an annuity as an agent for a natural  person,  or by a decedent's  estate by reason of the death of the decedent.  A tax-exempt  entity for Federal tax purposes may not be subject to income tax as a result of this provision.

HOW ARE DISTRIBUTIONS TAXED?
Distributions from an Annuity are taxed as ordinary income and not as capital gains.

Distributions  Before  Annuitization:  Distributions  received before annuity  payments begin are generally  treated as coming first from "income on the contract" and then as a return of the  "investment  in the  contract".  The amount of any  distribution  that is treated  as receipt of  "income  on the  contract"  is  includible  in the  taxpayer's  gross  income and  taxable in the year it is received.  The amount of any  distribution  treated as a return of the  "investment  in the  contract"  is not  includible  in gross income.

|X|      "Income on the  contract" is calculated by  subtracting  the  taxpayer's  "investment  in the contract"  from the aggregate value of all "related contracts" (discussed below).
|X|      "Investment  in the  contract"  is equal to  total  purchase  payments  for all  "related  contracts"  minus  any  previous distributions  or portions of such  distributions  from such  "related  contracts"  that were not  includible  in gross income.
     "Investment  in the  contract"  may be affected by whether an annuity or any  "related  contract"  was  purchased  as part of a tax-free  exchange of life insurance,  endowment,  or annuity  contracts under Section 1035 of the Code. The "investment in the contract" for a Qualified Contract will be considered zero for tax reporting purposes.

Distributions  After  Annuitization:  A portion of each  annuity  payment  received on or after the Annuity  Date will  generally be taxable.  The taxable  portion of each annuity  payment is determined by a formula which  establishes the ratio that the "investment in the contract"  bears to the total value of annuity  payments to be made.  This is called the  "exclusion  ratio." The  investment in the contract is excluded  from gross income.  Any portion of an annuity  payment  received that exceeds the exclusion  ratio will be entirely  includible  in gross  income.  The formula for  determining  the  exclusion  ratio  differs  between fixed and variable annuity  payments.  When annuity  payments  cease  because of the death of the person upon whose life  payments are based and, as of the date of death,  the  amount of  annuity  payments  excluded  from  taxable  income by the  exclusion  ratio  does not exceed the
"investment in the contract," then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return.

Penalty Tax on  Distributions:  Generally,  any  distribution  from an annuity  not used in  conjunction  with a Qualified  Contract
(Qualified  Contracts are  discussed  below) is subject to a penalty  equal to 10% of the amount  includible  in gross income.  This penalty does not apply to certain distributions, including:
|X|      Distributions made on or after the taxpayer has attained age 591/2;
|X|      Distributions made on or after the death of the contract owner, or, if the owner is an entity, the death of the annuitant;
|X|      Distributions attributable to the taxpayer's becoming disabled within the meaning of Code section 72(m)(7);
|X|      Distributions  which are part of a series of  substantially  equal periodic  payments for the life (or life  expectancy) of the taxpayer (or the joint lives of the taxpayer and the taxpayer's designated beneficiary);
|X|      Distributions of amounts which are treated as "investments in the contract" made prior to August 14, 1982;
|X|      Payments under an immediate annuity as defined in the Code;
|X|      Distributions under a qualified funding asset under Code Section 130(d); or
|X|      Distributions  from an annuity  purchased by an employer on the termination of a qualified pension plan that is held by the employer until the employee separates from service.

Special rules  applicable to "related  contracts":  Contracts  issued by the same insurer to the same contract owner within the same calendar year (other than certain  contracts owned in connection with a tax-qualified  retirement  arrangement) are to be treated as one annuity contract when determining the taxation of distributions  before  annuitization.  We refer to these contracts as "related contracts."  In situations  involving  related  contracts we believe that the values under such  contracts and the investment in the contracts  will be added  together to determine the proper  taxation of a  distribution  from any one contract  described  under the section  "Distributions  before  Annuitization."  Generally,  distributions  will be  treated  as coming  first  from  income on the contract  until all of the  income on all such  related  contracts  is  withdrawn,  and then as a return  of the  investment  in the contract.  There is some uncertainty  regarding the manner in which the Internal  Revenue Service would view related  contracts when one or more  contracts are immediate  annuities or are contracts that have been  annuitized.  The Internal  Revenue  Service has not issued guidance  clarifying this issue as of the date of this Prospectus.  You are  particularly  cautioned to seek advice from your own tax advisor on this matter.

Special  concerns  regarding  "substantially  equal  periodic  payments":  (also  known as  "72(t)" or  "72(q)"  distributions)  Any modification to a program of  distributions  which are part of a series of substantially  equal periodic  payments that occur before the later of the taxpayer  reaching age 59 1/2or five (5) years from the first of such payments will result in the  requirement to pay the 10%  premature  distribution  penalty  that would have been due had the payments  been  treated as subject to the 10%  premature distribution  penalty in the years  received,  plus  interest.  This does not apply when the  modification  is by reason of death or disability.  American Skandia does not currently support a section 72(q) program.

Special concerns regarding immediate  annuities:  The Internal Revenue Service has ruled that the immediate annuity exception to the
10% penalty described above under "Penalty Tax on Distributions" for  "non-qualified"  immediate annuities as defined under the Code may not apply to annuity payments under a contract  recognized as an immediate  annuity under state insurance law obtained  pursuant to an exchange of a contract if: (a) purchase  payments for the exchanged  contract  were  contributed  or deemed to be  contributed more than one year  prior to the  annuity  starting  date  under the  immediate  annuity;  and (b) the  annuity  payments  under the immediate annuity do not meet the requirements of any other exception to the 10% penalty.

Special rules in relation to tax-free  exchanges under Section 1035:  Section 1035 of the Code permits certain tax-free exchanges of a life insurance,  annuity or endowment  contract for an annuity.  If an annuity is purchased  through a tax-free exchange of a life insurance,  annuity or endowment contract that was purchased prior to August 14, 1982, then any distributions  other than as annuity payments will be considered to come:
|X|      First, from the amount of "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the  contract"  that is  attributable  to the  purchase  payments  made prior to August 14, 1982
       (including income on such original purchase payments after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the amount of any "investment in the contract" made after August 13, 1982.

Therefore,  to the extent a distribution is equal to or less than the remaining  investment in the contract made prior to August 14,
1982,  such amounts are not included in taxable  income.  Further,  distributions  received  that are  considered  to be a return of investment on the contract from purchase  payments made prior to August 14, 1982, such  distributions are not subject to the 10% tax penalty.  In all other respects,  the general  provisions of the Code apply to distributions from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding  current taxation  of any gains in the  contract  as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has  reserved  the right to treat  transactions it considers abusive as ineligible for this favorable partial 1035 exchange  treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early withdrawals or annuitizations after a  partial  exchange.  As of the  date of this  prospectus,  we will  treat a  partial  surrender  of this  type  involving  a non-qualified  annuity  contract as a "tax-free"  exchange  for future tax  reporting  purposes,  except to the extent that we, as a reporting and withholding agent,  believe that we would be expected to deem the transaction to be abusive.  However,  some insurance companies may not recognize  these partial  surrenders  as tax-free  exchanges and may report them as taxable  distributions  to the extent of any gain  distributed  as well as subjecting the taxable  portion of the  distribution  to the 10% IRS early  distribution penalty.  We  strongly  urge you to  discuss  any  transaction  of this  type  with  your tax  advisor  before  proceeding  with the transaction.

There is no guidance from the Internal Revenue Service as to whether a partial  exchange from a life insurance  contract is eligible for  non-recognition  treatment  under Section 1035 of the Code. We will continue to report a partial  surrender of a life insurance policy as subject to current  taxation to the extent of any gain.  In addition,  please be cautioned  that no specific  guidance has been provided as to the impact of such a transaction  on the remaining  life  insurance  policy,  particularly  as to the subsequent methods  to be used to test for  compliance  under  the Code for both the  definition  of life  insurance  and the  definition  of a modified endowment contract.

Special  Considerations  for  Purchasers of the Enhanced  Beneficiary  Protection  Optional  Death  Benefit:  As of the date of this
Prospectus,  it is our understanding  that the charges related to the optional Death Benefit are not subject to current taxation and we will not  report  them as such.  However,  the IRS could  take the  position  that  these  charges  should be  treated as partial withdrawals  subject to current  taxation to the extent of any gain and, if  applicable,  the 10% tax penalty.  We reserve the right to report charges for the optional Death Benefit as partial  withdrawals if we, as a reporting and withholding  agent,  believe that we would be expected to report them as such.

WHAT TAX CONSIDERATIONS ARE THERE FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?
An annuity may be suitable as a funding vehicle for various types of  tax-qualified  retirement  plans.  We have provided  summaries below of the  types of  tax-qualified  retirement  plans  with  which we may  issue an  Annuity.  These  summaries  provide  general information  about the tax rules and are not  intended to be  complete  discussions.  The tax rules  regarding  qualified  plans are complex.  These rules may include limitations on contributions and restrictions on distributions,  including  additional taxation of distributions  and  additional  penalties.  The  terms  and  conditions  of the  tax-qualified  retirement  plan  may  impose  other limitations  and  restrictions  that are in  addition  to the terms of the  Annuity.  The  application  of these  rules  depends  on individual  facts and  circumstances.  Before  purchasing an Annuity for use in a qualified  plan,  you should obtain  competent tax advice,  both as to the tax treatment and  suitability of such an investment.  American  Skandia does not offer all of its annuities to all of these types of tax-qualified retirement plans.

Corporate  Pension and  Profit-sharing  Plans:  Annuities may be used to fund  employee  benefits of various  corporate  pension and profit-sharing  plans  established by corporate  employers  under Section 401(a) of the Code including  401(k) plans.  Contributions to such plans are not taxable to the employee until  distributions  are made from the retirement plan. The Code imposes  limitations on the amount that may be contributed  and the timing of  distributions.  The tax treatment of  distributions  is subject to special provisions of the Code, and also depends on the design of the specific  retirement plan.  There are also special  requirements as to participation, nondiscrimination, vesting and nonforfeitability of interests.

H.R. 10 Plans:  Annuities  may also be used to fund  benefits of retirement  plans  established  by  self-employed  individuals  for themselves and their  employees.  These are commonly  known as "H.R. 10 Plans" or "Keogh Plans".  These plans are subject to most of the same types of limitations and  requirements as retirement  plans  established by corporations.  However,  the exact  limitations and requirements may differ from those for corporate plans.

Tax Sheltered  Annuities:  Under Section 403(b) of the Code, a tax sheltered annuity ("TSA") is a contract into which  contributions may be  made  by  certain  qualifying  employers  such  as  public  schools  and  certain  charitable,  educational  and  scientific organizations  specified  in Section  501(c)(3)  for the  benefit of their  employees.  Such  contributions  are not  taxable to the employee  until  distributions  are made from the TSA.  The Code  imposes  limits on  contributions,  transfers  and  distributions.
Nondiscrimination requirements also apply.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental and certain other tax exempt  employers  for their  employees  may invest in annuity  contracts.  The Code limits  contributions  and  distributions,  and imposes  eligibility  requirements as well.  Contributions  are not taxable to employees until  distributed from the plan.  However, plan assets  remain the  property of the  employer  and are subject to the claims of the  employer's  general  creditors  until such assets are made available to participants or their beneficiaries.

Individual  Retirement  Arrangements  or "IRAs":  Section  408 of the Code allows  eligible  individuals  to maintain an  individual retirement  account  or  individual  retirement  annuity  ("IRA").  IRAs  are  subject  to  limitations  on the  amount  that may be contributed,  the  contributions  that may be deducted from taxable income,  the persons who may be eligible to establish an IRA and the time when  distributions  must commence.  Further,  an Annuity may be established  with "roll-over"  distributions  from certain tax-qualified retirement plans and maintain the tax-deferred status of these amounts.

Roth IRAs:  A form of IRA is also  available  called a "Roth  IRA".  Contributions  to a Roth IRA are not tax  deductible.  However, distributions  from a Roth IRA are free from  Federal  income taxes and are not subject to the 10% penalty tax if five (5) tax years have passed since the first  contribution  was made or any conversion from a traditional  IRA was made and the  distribution is made
                                                                                                       ---
(a) once the taxpayer is age 59 1/2or older,  (b) upon the death or disability of the taxpayer,  or (c) for qualified  first-time home buyer expenses,  subject to certain  limitations.  Distributions  from a Roth IRA that are not "qualified" as described above may be subject to Federal income and penalty taxes.

Purchasers  of IRAs and Roth  IRAs  will  receive a  special  disclosure  document,  which  describes  limitations  on  eligibility, contributions,  transferability  and  distributions.  It also  describes  the  conditions  under which  distributions  from IRAs and qualified  plans  may be  rolled  over or  transferred  into an IRA or  another  qualified  plan,  on a  tax-deferred  basis and the conditions  under which  distributions  from  traditional IRAs may be rolled over to, or the traditional IRA itself may be converted into, a Roth IRA.

SEP IRAs:  Eligible  employers  that meet  specified  criteria may  establish  Simplified  Employee  Pensions or SEP IRAs.  Employer
contributions  that may be made to employee SEP IRAs are larger than the amounts that may be  contributed  to other IRAs, and may be deductible to the employer.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?
Distributions  from  Qualified  Contracts are generally  taxed under  Section 72 of the Code.  Under these rules,  a portion of each distribution  may be excludable  from income.  The  excludable  amount is the proportion of a  distribution  representing  after-tax contributions.  Generally,  a 10% penalty tax applies to the taxable portion of a distribution from a Qualified  Contract made prior to age 59 1/2.  However, the 10% penalty tax does not apply when the distribution:
|X|      is part of a properly executed transfer to another IRA or another eligible qualified account;
|X|      is subsequent to the death or  disability  of the taxpayer (for this purpose  disability is as defined in Section  72(m)(7)
         of the Code);
|X|      is part of a series  of  substantially  equal  periodic  payments  to be paid not less  frequently  than  annually  for the taxpayer's life or life expectancy or for the joint lives or life expectancies of the taxpayer and a designated beneficiary;
|X|      is subsequent to a separation from service after the taxpayer attains age 55*;
|X|      does not exceed the employee's allowable deduction in that tax year for medical care*;
|X|      is made to an alternate payee pursuant to a qualified domestic relations order*; and
|X|      is made pursuant to an IRS levy.

The exceptions above which are followed by an asterisk (*) do not apply to IRAs.  Certain other exceptions may be available.

Minimum  Distributions  after age 70 1/2: A participant's  interest in a Qualified Contract must generally be distributed,  or begin to be distributed, by the "required beginning date".  This is April 1st of the calendar year following the later of:
|X|      the calendar year in which the individual attains age 70 1/2; or
|X|      the calendar  year in which the  individual  retires from service with the employer  sponsoring  the plan.  The  retirement option is not available to IRAs.

The IRS has released Treasury  regulations  containing new Minimum  Distribution rules. For Minimum  Distributions  required in 2003 and later,  individuals  are  required  to use the rules  under the 2002 Final  Regulations.  The 2002 Final  Regulations  contain a provision  which  could  increase  the  amount of minimum  distributions  required  for  certain  individuals.  Under the 2002 Final
Regulations,  individuals  are required to include in their annuity  contract  value the actuarial  value of any other benefits that will be provided  under the annuity.  We and other annuity  providers  are currently  seeking  clarification  of this new rule.  You should consult your tax adviser to determine the impact of this rule on your Minimum Distributions.

Under the new Minimum  Distribution  rules, a uniform life expectancy table will be utilized by all participants except those with a spouse who is more than ten (10)  years  younger  than the  participant.  In that case,  the new rules  permit  the  participant  to utilize the actual life  expectancies of the participant  and the spouse.  In most cases,  the beneficiary may be changed during the participant's  lifetime with no affect on the Minimum  Distributions.  At death,  the  designated  Beneficiary  may  generally  take
Minimum Distributions over his/her life expectancy or in a lump sum.

If the amount  distributed is less than the minimum  required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly  distributed.  Because of the many recent changes to the Minimum  Distribution  rules,  we strongly encourage you to consult with your tax advisor for more detailed information.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h) of the Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account (including  investments in a mutual fund by the segregated asset account of  insurance  companies).  If the  diversification  requirements  under the Code are not met and the  annuity is not  treated as an annuity,  the  taxpayer  will be subject to income tax on the annual gain in the  contract.  The Treasury  Department's  regulations prescribe the  diversification  requirements  for variable  annuity  contracts.  We expect the underlying  mutual fund portfolios to comply with the terms of these regulations.

Transfers Between Investment  Options:  Transfers between investment  options are not subject to taxation.  The Treasury  Department may  promulgate  guidelines  under  which a variable  annuity  will not be treated as an annuity for tax  purposes  if persons  with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  Such guidelines may or may not address the number of investment  options or the number of transfers  between  investment  options offered under a variable annuity.
It is not known whether such guidelines,  if in fact promulgated,  would have retroactive  effect. It is also not known what effect, if any, such guidelines may have on transfers  between the investment  options of the Annuity offered  pursuant to this  Prospectus.
We will take any action,  including  modifications to your Annuity or the  Sub-accounts,  required to comply with such guidelines if promulgated.

Federal  Income Tax  Withholding:  Section  3405 of the Code  provides  for  Federal  income  tax  withholding  on the  portion of a distribution  which is  includible  in the gross  income of the  recipient.  Amounts to be  withheld  depend  upon the nature of the distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income  taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  known as  eligible  rollover  distributions,  from  Qualified  Contracts,  are  subject  to  automatic  20%
withholding for Federal income taxes. The following  distributions  are not eligible  rollover  distributions and not subject to 20%
withholding::
|X|      any portion of a distribution paid as a Minimum Distribution;
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions  made as  substantially  equal periodic  payments for the life or life  expectancy of the  participant in the retirement plan or the life or life expectancy of such participant and his or her designated beneficiary under such plan;
|X|      distributions  that are part of a series of substantial  periodic  payments pursuant to Section 72(q) or 72(t) of the Code;
     and
|X|      certain other distributions where automatic 20% withholding may not apply.

Loans,  Assignments  and Pledges:  Any amount  received  directly or indirectly  as a loan from, or any  assignment or pledge of any portion of the value of, an annuity  before annuity  payments have begun is treated as a distribution  subject to taxation under the distribution  rules set forth  above.  Any gain in an annuity on or after the  assignment  or pledge of an entire  annuity and while such  assignment  or pledge  remains  in effect is  treated as  "income  on the  contract"  in the year in which it is  earned.  For annuities not issued as Qualified  Contracts,  the cost basis of the annuity is increased by the amount of any  assignment or pledge includible  in gross  income.  The cost basis is not affected by any repayment of any loan for which the annuity is collateral or by payment of any interest thereon.

Gifts:  The gift of an annuity to someone  other than the spouse of the owner (or former  spouse  incident to a divorce) is treated, for income tax purposes, as a distribution.

Estate and Gift Tax  Considerations:  You should obtain  competent tax advice with respect to possible  federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code  certain  taxes may be due when all or part of an  annuity is  transferred  to, or a death  benefit is paid to, an  individual  two or more  generations  younger than the  contract  holder.  These  generation-skipping transfers  generally  include those subject to federal estate or gift tax rules.  There is an aggregate $1.1 million  exemption from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct skip as defined in the Code and the amount of the  resulting  tax. We will  deduct from your  Annuity or from any  applicable  payment  treated as a direct skip any amount of tax we are required to pay.

Considerations  for Contingent  Annuitants:  There may be adverse tax consequences if a contingent  annuitant  succeeds an annuitant when the Annuity is owned by a trust that is neither tax exempt nor  qualifies  for preferred  treatment  under certain  sections of the Code.  In general,  the Code is designed  to prevent  indefinite  deferral  of tax.  Continuing  the benefit of tax  deferral by naming one or more contingent  annuitants  when the Annuity is owned by a  non-qualified  trust might be deemed an attempt to extend the tax deferral for an indefinite  period.  Therefore,  adverse tax treatment may depend on the terms of the trust, who is named as contingent  annuitant,  as well as the  particular  facts and  circumstances.  You should  consult your tax advisor  before naming a contingent annuitant if you expect to use an Annuity in such a fashion.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?
We send any  statements  and reports  required by applicable  law or  regulation  to you at your last known  address of record.  You should  therefore give us prompt notice of any address change.  We reserve the right, to the extent  permitted by law and subject to your prior  consent,  to provide  any  prospectus,  prospectus  supplements,  confirmations,  statements  and  reports  required  by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any other electronic  means, including  diskettes or CD ROMs. We send a confirmation  statement to you each time a transaction  is made affecting  Account Value, such as making additional Purchase Payments,  transfers,  exchanges or withdrawals.  We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter.  We may confirm regularly  scheduled  transactions,  such as the Annual
Maintenance Fee, systematic withdrawals (including 72(t) payments and required minimum  distributions),  bank drafting,  dollar cost averaging,  and static  rebalancing,  in  quarterly  statements  instead  of  confirming  them  immediately.  You should  review the information in these statements  carefully.  You may request additional  reports.  We reserve the right to charge up to $50 for each such additional report.

Any errors or  corrections  on  transactions  for your  Annuity  must be  reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise  within 30 days from the date you receive the  confirmation.  For  transactions  that are first confirmed on the quarterly  statement,  we assume all transactions are accurate unless you notify us within 30 days from the date you receive the quarterly  statement.  All transactions  confirmed  immediately or by quarterly statement are deemed conclusive after the applicable
30-day  period.  We may also send an annual report and a semi-annual  report  containing  applicable  financial  statements  for the
Separate  Account and the Portfolios,  as of December 31 and June 30,  respectively,  to  Participants  or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.

WHO IS AMERICAN SKANDIA?
American Skandia Life Assurance  Corporation  ("American  Skandia") is a stock life insurance  company domiciled in Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a  wholly-owned  subsidiary  of American
Skandia,  Inc.  ("ASI").  American Skandia markets its products to broker-dealers  and financial  planners through an internal field marketing staff. In addition,  American Skandia markets through and in conjunction  with financial  institutions  such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the  business  of issuing  annuity  and life  insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible premium deferred  annuities and single premium fixed deferred  annuities that are registered with the SEC; (b) certain other fixed  deferred  annuities that are not  registered  with the SEC; (c) both fixed and variable  immediate adjustable annuities; and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life  insurance  contracts.  However,  following the closing of the  acquisition,  Prudential  Financial  will exercise  significant influence over the operations and capital structure of American Skandia.

WHAT ARE SEPARATE ACCOUNTS?
The separate  accounts are where American  Skandia sets aside and invests the assets of some of our annuities.  In the  accumulation phase,  assets supporting  Account Values of the Annuities are held in separate accounts  established under the laws of the State of
Connecticut.  We are the legal owner of assets in the separate  accounts.  In the payout  period,  assets  supporting  fixed annuity payments  and any  adjustable  annuity  payments we make  available  are held in our general  account.  Assets  supporting  variable annuity  payment  options  may be invested in our  separate  accounts.  Income,  gains and losses  from  assets  allocated  to these separate  accounts are credited to or charged against each such separate account without regard to other income,  gains or losses of
American Skandia or of any other of our separate  accounts.  These assets may only be charged with liabilities  which arise from the
Annuities  issued by American  Skandia.  The amount of our obligation in relation to allocations to the Sub-accounts is based on the investment performance of such Sub-accounts.  However, the obligations themselves are our general corporate obligations.

Separate Account E
During the accumulation  phase, the assets supporting  obligations based on allocations to the variable  investment options are held in  Sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account E, also referred to as "Separate  Account E".
Separate  Account E consists of four  Sub-accounts  each of which  invests only in a single  portfolio  of the Galaxy VIP Fund.  The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Separate Account E was established by us pursuant to  Connecticut  law.  The  Sub-accounts  of this  Annuity are all  Sub-accounts  of Separate  Account E. Each  Sub-account invests only in a single mutual fund or mutual fund  portfolio.  Separate  Account E is registered with the SEC under the Investment
Company Act of 1940 (the  "Investment  Company Act") as a unit  investment  trust,  which is a type of investment  company.  The SEC does not supervise  investment  policies,  management or practices of Separate Account E. Each Sub-account  invests only in a single mutual fund or mutual fund portfolio.

We reserve the right to make  changes to the  Sub-accounts  available  under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or combine  Sub-accounts  at our sole  discretion.  We may also close  Sub-accounts to additional  Purchase  Payments on existing Annuity  contracts or close  Sub-accounts  for Annuities  purchased on or after specified dates.  We may also substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or  portfolio  of an  underlying  mutual fund,  subject to our receipt of any  exemptive  relief that we are required to obtain under the Investment Company Act.  We will notify Owners of changes we make to the Sub-accounts available under the Annuity.

Values and benefits based on  allocations to the  Sub-accounts  will vary with the investment  performance of the underlying  mutual funds or fund  portfolios,  as  applicable.  We do not  guarantee  the  investment  results of any  Sub-account.  Your Account Value allocated  to the  Sub-accounts  may increase or  decrease.  You bear the entire  investment  risk.  There is no assurance  that the
Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Separate Account D
During the  accumulation  phase,  assets  supporting our obligations  based on Fixed  Allocations are held in American  Skandia Life
Assurance  Corporation  Separate  Account D, also  referred to as  "Separate  Account D".  Such  obligations  are based on the fixed interest  rates we credit to Fixed  Allocations  and the terms of the Annuities.  These  obligations do not depend on the investment performance of the assets in Separate Account D.  Separate Account D was established by us pursuant to Connecticut law.

There are no units in Separate  Account D. The Fixed  Allocations  are  guaranteed by our general  account.  An Annuity  Participant who allocates a portion of their Account Value to Separate  Account D does not  participate in the investment gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely to us. We retain  the risk that the value of the  assets in
Separate  Account D may drop below the reserves and other  liabilities we must maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities we must maintain in relation to the annuities  supported by such assets,  we will transfer  assets from our general  account to Separate  Account D to make up the  difference.  We have the right to transfer to our  general  account any assets of Separate  Account D in excess of such  reserves  and other  liabilities.  We maintain  assets in
Separate Account D supporting a number of annuities we offer.

We  currently  employ  investment  managers  to manage the  assets  maintained  in  Separate  Account  D. Each  manager we employ is responsible  for  investment  management  of a different  portion of  Separate  Account D. From time to time  additional  investment managers  may be employed or  investment  managers may cease being  employed.  We are under no  obligation  to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We are not obligated to invest  according to specific  guidelines or strategies  except as may be required by Connecticut  and other state insurance laws.

WHAT IS THE LEGAL STRUCTURE OF THE UNDERLYING FUNDS?
Each underlying  mutual fund is registered as an open-end  management  investment  company under the Investment  Company Act. Shares of the underlying  mutual fund portfolios are sold to separate  accounts of life insurance  companies  offering variable annuity and variable life insurance  products.  The shares may also be sold directly to qualified  pension and retirement  plans. The Galaxy VIP
Fund is registered under the Investment Company Act as an open-end  diversified  management  investment  company. It was established as a Massachusetts business trust under an Agreement and Declaration of Trust dated May 27, 1992.

Voting Rights
We are the legal owner of the shares of the underlying  mutual funds in which the  Sub-accounts  invest.  However,  under SEC rules, you have voting  rights in relation  to Account  Value  maintained  in the  Sub-accounts.  If an  underlying  mutual fund  portfolio requests a vote of  shareholders,  we will vote our shares based on  instructions  received  from  Participants  with Account  Value allocated to that  Sub-account.  Participants  have the right to vote an amount equal to the number of shares  attributable to their contracts.  If we do not receive voting  instructions  in relation to certain  shares,  we will vote those shares in the same manner and  proportion as the shares for which we have received  instructions.  We will furnish those  Participants  who have Account Value allocated to a  Sub-account  whose  underlying  mutual fund  portfolio  has  requested a "proxy" vote with proxy  materials  and the necessary forms to provide us with their voting  instructions.  Generally,  you will be asked to provide instructions for us to vote on matters such as changes in a  fundamental  investment  strategy,  adoption of a new  investment  advisory  agreement,  or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.

Material Conflicts
It is possible that  differences  may occur between  companies  that offer shares of an  underlying  mutual fund  portfolio to their respective  separate  accounts  issuing  variable  annuities  and/or  variable life insurance  products.  Differences may also occur surrounding the offering of an underlying  mutual fund portfolio to variable life insurance  policies and variable annuity contracts that we offer.  Under certain  circumstances,  these  differences could be considered  "material  conflicts," in which case we would take  necessary  action to protect  persons with voting rights under our variable  annuity  contracts  and variable  life  insurance policies  against  persons  with  voting  rights  under other  insurance  companies'  variable  insurance  products.  If a "material conflict" were to arise between owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take  necessary  action to treat such  persons  equitably  in  resolving  the  conflict.  "Material  conflicts"  could  arise due to differences  in voting  instructions  between  owners of variable  life  insurance  and  variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?
American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of American  Skandia,  Inc., is the distributor and principal  underwriter of the securities  offered  through this  prospectus.  ASM acts as the distributor of a number of annuity and life  insurance  products we offer and both American  Skandia Trust and American  Skandia  Advisor  Funds,  Inc., a family of retail mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of  brokerage  commissions  in connection with purchases and sales of securities held by portfolios of American Skandia Trust.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut 06484. ASM is registered as broker-dealer  under the
Securities Exchange Act of 1934 ("Exchange Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with  entities that may offer the Annuity to customers of one or more  subsidiaries  of Fleet
Financial Group,  Inc., but are exempt from registration.  Applications for the Annuity are solicited by registered  representatives of those firms.  Such  representatives  will also be our  appointed  insurance  agents  under state  insurance  law. The  investment advisor of the underlying  mutual fund, Fleet Investment  Advisors,  Inc., is a subsidiary of Fleet Financial Group, Inc. In certain cases, the  broker-dealer  may also be an affiliate of the investment  advisor of the underlying  mutual fund. In addition,  ASM may offer the Annuity directly to potential purchasers.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

Advertising:  We may  advertise  certain  information  regarding  the  performance  of the  investment  options.  Details  on how we calculate  performance for the  Sub-accounts  are found in the Statement of Additional  Information.  This  information may help you review the performance of the investment  options and provide a basis for comparison with other  annuities.  This information may be less useful when  comparing  the  performance  of the  investment  options with other  savings or  investment  vehicles.  Such other investments  may not  provide  some of the  benefits  of  annuities,  or may not be  designed  for  long-term  investment  purposes.
Additionally other savings or investment vehicles may not receive the beneficial tax treatment given to annuities under the Code.

We may  advertise  the  performance  of the  underlying  Portfolios  in the form of "Standard"  and  "Non-standard"  Total  Returns.
"Standard  Total Return"  figures  assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one,  five and ten year periods (or since the  inception  date that the  Portfolio  has been offered as a  Sub-account,  if less).  "Standard  Total Return"  figures assume that the Insurance  Charge,  Annual  Maintenance Fee (if applicable) and Set-Up Fee
(if  applicable) are deducted and that the Annuity is surrendered at the end of the applicable  period,  meaning that any Contingent
Deferred  Sales Charge that would apply upon  surrender is also  deducted.  Since the Annuity does not deduct a Contingent  Deferred
Sales Charge upon  surrender,  no such charge is deducted when  calculating  Standard  Total  Returns.  "Non-standard  Total Return"
figures  include any  performance  figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are  calculated  in the same  manner  as  standardized  returns  except  that the  figures  may not  reflect  all fees and  charges.
Non-standard Total Returns must be accompanied by Standard Total Returns.

We may advertise the  performance  of money  market-type  Sub-accounts  using a measure of the "current and  effective  yield".  The current yield of a money  market-type  Sub-account  is  calculated  based upon the previous  seven-day  period ending on the date of calculation.  The effective yield of a money  market-type  Sub-account  reflects the  reinvestment of net income earned daily on the assets of such a Sub-account.  The current and effective yields reflect the Insurance  Charge deducted  against the Sub-account.  In a low interest  rate  environment,  yields for money  market-type  Sub-accounts,  after  deduction of the Insurance  Charge,  may be negative even though the yield (before  deducting the Insurance  Charge) is positive.  Current and effective yield  information will fluctuate.  This  information  may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated period of time, or with investment  companies  which do not serve as underlying  mutual funds for variable annuities and/or do not have additional asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past performance only and is not an indication or  representation of future performance.  Performance of the Sub-accounts is not fixed.  Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the  investments  held by the underlying  mutual fund  portfolios and upon  prevailing  market conditions and the response of the underlying  mutual fund portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the underlying  mutual fund portfolios.  Such changes are reflected,  in turn, in the Sub-accounts  which invest in such  underlying  mutual fund  portfolios.  In addition,  the amount of charges  assessed  against each  Sub-account  will affect performance.

The information we may advertise  regarding the Fixed  Allocations  may include the then current  interest rates we are crediting to new Fixed  Allocations.  Information  on  current  rates  will be as of the date  specified  in such  advertisement.  Rates  will be included in  advertisements  to the extent  permitted by law. Given that the actual rates  applicable to any Fixed Allocation are as of the date of any such Fixed  Allocation's  Guarantee  Period begins,  the rate credited to a Fixed  Allocation may be more or less than those quoted in an advertisement.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with: (a) certain  unmanaged  market  indices, including but not limited to the Dow Jones Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the Shearson Lehman Bond
Index,  the Frank Russell  non-U.S.  Universal Mean, the Morgan Stanley  Capital  International  Index of Europe,  Asia and Far East
Funds, and the Morgan Stanley Capital  International World Index; and/or (b) other management  investment  companies with investment objectives  similar to the mutual fund or portfolio  underlying the  Sub-accounts  being compared.  This may include the performance ranking assigned by various publications,  including but not limited to the Wall Street Journal,  Forbes,  Fortune, Money, Barron's,
Business Week, USA Today and  statistical  services,  including but not limited to Lipper  Analytical  Services Mutual Funds Survey,
Lipper Annuity and Closed End Survey,  the Variable  Annuity Research Data Survey,  SEI, the Morningstar  Mutual Fund Sourcebook and
the Morningstar Variable Annuity/Life Sourcebook.

American Skandia Life Assurance  Corporation may advertise its rankings and/or ratings by independent  financial  ratings  services.
Such rankings may help you in evaluating  our ability to meet our  obligations in relation to Fixed  Allocations,  pay minimum death benefits,  pay annuity  payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of
Separate Account E.

AVAILABLE INFORMATION
A Statement of  Additional  Information  is available  from us without  charge upon your  request.  This  Prospectus  is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference  Section,  450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy those  registration statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above  address,  Room 1024,  and at the SEC's
Regional Offices,  The Woolworth Building,  233 Broadway,  New York, NY and 175 W. Jackson Boulevard,  Suite 900, Chicago, IL. These
documents,   as  well  as  documents  incorporated  by  reference,   may  also  be  obtained  through  the  SEC's  Internet  Website
(http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
To the extent and only to the extent that any statement in a document  incorporated  by reference  into this  Prospectus is modified or  superseded  by a statement in this  Prospectus  or in a  later-filed  document,  such  statement is hereby deemed so modified or superseded and not part of this  Prospectus.  The Annual Report on Form 10-K for the year ended December 31, 2002  previously  filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus.

We will furnish you without charge a copy of any or all of the documents  incorporated  by reference in this  Prospectus,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We will do so upon receipt of your written or oral request.

HOW TO CONTACT US
You can contact us by:
|X|      calling our Customer  Service Team at  1-800-444-3970  during our normal  business  hours,  8:30 a.m. EST to 8:00 p.m. EST,
       Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at 1-800-766-4530.
|X|      writing to us via regular  mail at  American  Skandia - Variable  Annuities,  Attention:  Galaxy  Annuity,  P.O.  Box 7040,
       Bridgeport,  Connecticut 06601-7040 OR for express mail American Skandia - Variable Annuities, Attention: Galaxy Annuity, One
       Corporate Drive,  Shelton,  Connecticut  06484. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com or visiting our Internet Website at www.americanskandia.com
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com

You can obtain account information  through Skandia's  Telephone  Automated Response System (STARS) and at  www.americanskandia.com, our  Internet  Website.  Our  Customer  Service  representatives  are also  available  during  business  hours to  provide  you with information  about your account.  You can request certain  transactions  through our telephone voice response  system,  our Internet
Website  or  through  a  customer  service  representative.  You  can  provide  authorization  for a  third  party,  including  your attorney-in-fact  acting  pursuant to a power of attorney or an  investment  professional,  to access your account  information  and perform certain  transactions on your account.  You will need to complete a form provided by us which identifies those  transactions that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such transactions.  We require that you or your  representative  provide proper  identification  before performing  transactions over the telephone  or through our Internet  Website.  This may include a Personal  Identification  Number (PIN) that will be provided to you upon issue of your  Annuity or you may  establish  or change your PIN through  STARS and at  www.americanskandia.com,  our  Internet
Website.  Any third party that you  authorize  to perform  financial  transactions  on your  account will be assigned a PIN for your account.

Transactions  requested  via  telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims, loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic  means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons  authorized to perform  transactions on your  Annuity  using  verification  methods  which may  include a request  for your  Social  Security  number,  PIN or other form of electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent  instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic  information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular  and/or  express  mail will be the only means by which we will accept  transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are unavailable or delayed.  American  Skandia  reserves the right to limit,  restrict or  terminate  telephonic,  facsimile,  Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION
Insofar as  indemnification  for  liabilities  arising under the Securities Act of 1933 (the  "Securities  Act") may be permitted to directors,  officers or persons  controlling the registrant pursuant to the foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against  public policy as expressed in the  Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this  Prospectus,  American  Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary course of business.  American  Skandia and its affiliates are involved in pending and threatened  legal  proceedings in the normal course of its business,  however,  we do not anticipate that the outcome of any such legal  proceedings  will have a material adverse  affect on the  Separate  Account,  or American  Skandia's  ability to meet its  obligations  under the  Annuity,  or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

General Information about American Skandia
|X|      American Skandia Life Assurance Corporation
|X|      American Skandia Life Assurance Corporation Variable Account E
|X|      American Skandia Life Assurance Corporation Separate Account D

Principal Underwriter/Distributor - American Skandia Marketing, Incorporated

How Performance Data is Calculated
|X|      Current and Effective Yield
|X|      Total Return

How the Unit Price is Determined

Additional Information on Fixed Allocations
|X|      How We Calculate the Market Value Adjustment

General Information
|X|      Voting Rights
|X|      Modification
|X|      Deferral of Transactions
|X|      Misstatement of Age or Sex
|X|      Ending the Offer

Annuitization

Independent Auditors

Legal Experts

Financial Statements
|X|      Appendix A - American Skandia Life Assurance Corporation Variable Account E

                                     APPENDIX A - FINANCIAL INFORMATION ABOUT AMERICAN SKANDIA

SELECTED FINANCIAL DATA (dollars in thousands)

The following table summarizes information with respect to the operations of the Company:

                                                       For the Year Ended December 31,
                                      2002            2001            2000           1999           1998
                                      ----            ----            ----           ----           ----
STATEMENTS OF INCOME DATA
Revenues:
Annuity and life insurance       $    370,004     $    388,696   $    424,578    $    289,989   $    186,211
   charges and fees (a) (b)
Fee income (b)                         97,650          111,196        130,610          83,243         50,839
Net investment income                  19,632           20,126         18,595          11,477         11,130
Net realized capital (losses)
   gains and other revenues (e)        (7,438)           2,698          4,195           3,688          1,360
                                 -------------    ------------   ------------    ------------   ------------

Total revenues                   $    479,848     $    522,716   $    577,978    $    388,397   $    249,540
                                 ============     ============   ============    ============   ============

Benefits and Expenses:
Annuity and life insurance       $      3,391     $      1,955   $        751    $        612   $        558
benefits
Change in annuity and life
   insurance policy reserves            2,741          (39,898)        49,339            (671)         1,053
   (c)
Guaranteed minimum death
   benefit claims, net of              23,256           20,370          2,618           4,785              -
   hedge (b)
Return credited to contract             5,196            5,796          8,463          (1,639)        (8,930)
owners
Underwriting, acquisition and
   other insurance expenses           188,728          196,755        150,597         125,434         86,306
Amortization of deferred
   acquisition costs (b) (d)          510,059          224,047        184,616          83,861         86,628
Interest expense                       14,544           73,424         85,998          69,502         41,004
                                 ------------     ------------   ------------    ------------   ------------

Total benefits and expenses      $    747,915     $    482,449   $    482,382    $    281,884   $    206,619
                                 ============     ============   ============    ============   ============

Income tax (benefit) expense     $   (102,810)    $      7,168   $     30,779    $     30,344   $      8,154
                                 ============     ============   ============    ============   ============

Net (loss) income                $   (165,257)    $     33,099   $     64,817    $     76,169   $     34,767
                                 ============     ============   ============    ============   ============

STATEMENTS OF FINANCIAL
CONDITION DATA
Total assets (b)                 $ 23,708,585     $ 28,009,782   $ 31,702,705    $ 30,881,579   $ 18,848,273
                                 ============     ============   ============    ============   ============

Future fees payable to parent    $    708,249     $    799,472   $    934,410    $    576,034   $    368,978
                                 ============     ============   ============    ============   ============

Surplus notes                    $    110,000     $    144,000   $    159,000    $    179,000   $    193,000
                                 ============     ============   ============    ============   ============

Shareholder's equity             $    683,061     $    577,668   $    496,911    $    359,434   $    250,417
                                 ============     ============   ============    ============   ============

a.       On annuity and life insurance sales of $3,472,044, $3,834,167, $8,216,167, $6,862,968, and $4,159,662, during the years ended December 31, 2002, 2001, 2000, 1999, and 1998, respectively, with contract owner assets under management of $21,894,636,
     $26,017,847, $29,751,822, $29,396,693, and $17,854,761, as of December 31, 2002, 2001, 2000, 1999, and 1998, respectively.
b.       These items are significantly impacted by equity market volatility.
c.       For the year ended December 31, 2000, change in annuity and life insurance policy reserves reflected increases to those reserves for guaranteed minimum death benefit ("GMDB") exposure.  For the year ended December 31, 2001, the Company changed certain of its assumptions related to its GMDB exposure resulting in a benefit to operations.  See Results of Operations in
     Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") for a further discussion.
d.       During the year ended December 31, 2002, the Company recorded an acceleration of amortization of $206,000 against the deferred acquisition cost asset.  See the MD&A for a further discussion.
e.       Net realized capital (losses) gains and other revenues include $5,845 of net realized capital losses on sales of securities during 2002 and an other than temporary impairment charge of $3,769 recorded during 2002 on the Company's equity securities.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS (dollars in thousands)

Management's  Discussion  and Analysis of Financial  Condition  and Results of  Operations  should be read in  conjunction  with the consolidated financial statements and the notes thereto and Item 6, Selected Financial Data.

 Results of Operations
 ---------------------

Annuity and life insurance sales were  $3,472,044,  $3,834,167 and $8,216,167,  in 2002, 2001 and 2000,  respectively.  The decrease in sales in 2002 and 2001 was  primarily  the result of the general  decline in sales in the  industry,  attributed in large part to the continued  uncertainty in the equity markets. In addition,  the Company believes uncertainty  regarding its future ownership has adversely  impacted  sales,  primarily  in the latter  part of 2002.  The  Company  announced,  in the first  quarter  of 2002,  its intention to focus on the growth of its core variable annuity business.

Average assets under management totaled  $23,637,559 in 2002,  $26,792,877 in 2001 and $31,581,902 in 2000,  representing a decrease of 12% and 15% in 2002 and 2001,  respectively,  due primarily to weak equity  markets.  The decrease in annuity and life  insurance charges and fees and fee income before  surrender  charge income and  reinsurance  was  consistent  with the decline in assets under management.  Surrender  charge income  increased in 2002 as compared to 2001.  This was caused by higher lapses when compared to the applicable  prior year periods,  and was primarily  attributable,  the Company  believes,  to concerns by contract  holders,  rating agencies and the Company's  distribution  channels,  surrounding  the  uncertainty  in the equity markets and its impact on variable annuity  companies  generally and, prior to the  announcement of the Acquisition,  uncertainty  concerning the Company's future (See
Liquidity and Capital Resources for rating agency actions).

Net realized  capital losses in 2002 were primarily  from $9,593 of losses on sales and $3,769 of  other-than-temporary  impairments of mutual fund  investments  that are held in support of a deferred  compensation  program for certain of the  Company's  employees.
The deferred  compensation  program losses were offset by net gains of $3,746 during 2002 on sales of fixed maturities.  Included in those net gains on sales of fixed maturities for 2002, was a realized loss of approximately  $1,236 on the sale of a WorldCom,  Inc.
bond. The net capital gains in 2001 related  primarily to sales of fixed maturity  investments,  were partially  offset by losses on securities in the fixed  maturity  portfolio.  The most  significant  loss was $2,636 related to Enron  securities.  In addition net realized  capital  losses  of $3,534 in 2001  were  incurred  due to sales of mutual  fund  holdings  in  support  of the  Company's non-qualified deferred compensation program.

The change in annuity and life insurance policy reserves  includes  changes in reserves related to annuity  contracts with mortality risks.  During 2001, the Company's  Guaranteed Minimum Death Benefit ("GMDB") reserve decreased $43,984,  as the result of an update of certain  reserve  assumptions as to risks inherent in the benefit.  Previous  assumptions  had been based on statutory  valuation principles as an approximation  for U.S. GAAP. In addition,  future  mortality rates were lowered in 2001 to reflect  favorable past experience.  However,  offsetting  the  resulting  increase in earnings  and equity as a result of changes in the GMDB  liability in
2001,  assumptions  related to GMDB claim  costs were also  updated in the  calculation  of the  deferred  acquisition  cost  asset, resulting in additional amortization of this asset.

The Company uses  derivative  instruments,  which  consist of equity  option  contracts for risk  management  purposes,  and not for trading or  speculation.  The Company hedges the economic GMDB exposure  associated  with equity market  fluctuations.  GMDB claims, net of hedge,  consist of GMDB claims offset by the mark to market and realized  capital  gain/loss  results of the Company's option contracts.  During 2002 and 2001,  the  fluctuations  in GMDB  claims,  net of hedge,  were  driven by an increase in hedge  related benefits of $19,776 and  $14,646,  respectively.  Hedge  related  benefits  were  partially  offset by  increases  in GMDB claims of
$22,662 and $32,398 during 2002 and 2001, respectively.

Return credited to contract owners consists  primarily of net investment  results from the Company's  fixed,  market value adjusted, separate account  investment  option and changes in the Company's  experience rated  reinsurance  receivables.  The decrease in 2002 was primarily due to increased net investment  results on the Company's fixed,  market value adjusted,  separate account  investment option.  As the equity markets decline,  movement from variable  investment  options to fixed investment  options,  primarily due to one of the  Company's  product  features,  has  increased  the assets  invested in the fixed  separate  account  investment  option.
Included in 2002 net investment results is $9,849 of realized and unrealized losses on certain  securities,  of which $5,427 related to  WorldCom,  Inc.  bonds.  The  increase  in net  investment  results  was  partially  offset by a decrease  in  experience  rated reinsurance  receivables  in 2002 due to unfavorable  experience on certain blocks of variable  annuity  business.  In 2001,  return credited to contract  owners  decreased  primarily  due to favorable  experience  on certain  blocks of variable  annuity  contracts increasing the experience rated reinsurance  receivable.  Partially  offsetting the 2001 decrease is net investment losses of $1,662 related to Enron securities.

Underwriting, acquisition and other insurance expenses for 2002, 2001 and 2000 were as follows:

                                                        2002              2001               2000
                                                        ----              ----               ----
Commissions and purchase credits                         $   287,612       $   248,187         $   430,743
General operating expenses                                   145,438           157,704             214,957
Acquisition costs deferred                                  (244,322)         (209,136)           (495,103)
                                                         -----------       -----------         -----------
Underwriting,   acquisition   and   other   insurance
     expenses                                            $   188,728       $   196,755         $   150,597
                                                         ===========       ===========         ===========

New products  launched,  as well as a larger  proportion of sales of products with higher  commissions as compared to 2001 led to an increase in  commissions  and purchase  credits  during  2002.  Lower sales and asset  levels led to a decrease in  commissions  and purchase credits during 2001.  Partially  offsetting this decline in 2001, the company launched a commission  promotion program that increased  commissions  as a percentage of new sales.  Commission  promotions in 2002 were  approximately  equivalent as compared to
2001.

General  operating  expenses  decreased  during  2002 and 2001 as a result of lower  sales-based  compensation,  as well as  expense reduction  programs  implemented during 2001 and continued strong expense  management in 2002.  Variable  compensation and long-term incentive plan expenses have decreased due to the slowdown in sales and the decline in the equity markets.

Amortization  of deferred  acquisition  costs  increased over the past two years, in general,  due to the further  depressed  equity markets in 2002 and 2001,  thereby  decreasing  expectations  of future gross profits and actual gross profits from asset based fees and  increased  expected and actual claim costs  associated  with minimum death benefit  guarantees.  During 2002,  the Company also performed a  recoverability  study and an analysis of its  short-term  assumptions  of future  gross  profits and  determined  those assumptions  of future  profits  to be  excessive.  This  analysis  resulted  in a current  year  acceleration  of  amortization  of
$206,000.  During 2002 and 2001,  the Company  also updated its future  estimated  gross  profits with respect to certain  mortality assumptions  reflecting  actual  experience and the decline in the equity markets  resulting in additional  increased  amortization.
See Note 2 of Notes to Consolidated Financial Statements for a further discussion on amortization of deferred acquisition costs.

Interest  expense  decreased during 2002 primarily due to lower interest expense related to the future fees payable to ASI liability
(See Note 8). Interest  expense on these  obligations is driven by the cash flows from the underlying  annuity  contracts  acting as collateral.  Due to the depressed  asset values of those annuity  contracts  driven by the decline in the equity  markets,  the cash flows, and therefore the interest  expense,  decreased from prior year levels.  Interest expense  decreased in 2001 as a result of a reduction in borrowing.

The Company's  income tax  (benefit)  expense  varies  directly with  increases or decreases in (loss) income from  operations.  The effective income tax rate varied from the corporate rate of 35% due primarily to the deduction for dividends received.

Total assets and  liabilities  decreased  $4,301,197 and  $4,406,590,  respectively,  from December 31, 2001.  This change  resulted primarily from the declining equity markets.

 Significant Accounting Policies
 -------------------------------

 Deferred Acquisition Costs

The costs of acquiring  new business,  which vary with and are primarily  related to new business  generated,  are deferred,  net of reinsurance.  These costs include  commissions,  purchase  credits,  costs of contract  issuance,  and certain selling expenses that vary with production.

The Company uses the  retrospective  deposit  method for  amortizing  deferred  acquisition  costs.  This method results in deferred acquisition  costs being  amortized in proportion to expected gross profits from surrender  charges and policy and asset based fees, net of  operating  and claim  costs.  The  deferred  acquisition  cost asset is  adjusted  retrospectively  and  prospectively  when estimates  of current and future  gross  profits to be realized  from a group of  products  are  revised.  Critical  assumptions  in estimating  gross profits  include those for  surrenders,  long-term fund growth rate,  expenses and death  benefits.  The long-term fund growth rate, in large part,  determines  the estimated  future asset levels on which the most  significant  revenues are based.
The Company's  long-term fund growth rate assumption is 8% (net of charges assessed  against the underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the
Company's  long-term  expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term asset growth rate  expectation.  The short-term asset growth rate is subject to constraints surrounding  actual market  conditions.  If the Company's  long-term fund growth rate assumption was 7% instead of 8%, the Company's deferred acquisition cost asset at December 31, 2002 would be reduced by $26,273.

 Future Fees Payable to ASI

In a series of  transactions  with ASI,  the Company  transferred  certain  rights to receive a portion of future fees and  contract charges expected to be realized on designated blocks of deferred annuity contracts.

The proceeds  from the  transfers  have been recorded as a liability and are being  amortized  over the remaining  surrender  charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

In connection with these  transactions,  ASI, through special purpose trusts,  issued  collateralized  notes in private  placements, which are secured by the rights to receive future fees and charges purchased from the Company.

Under the terms of the securitization  purchase  agreements,  the rights  transferred  provide for ASI to receive a percentage (60%,
80% or 100% depending on the underlying  commission  option) of future  mortality and expense charges and contingent  deferred sales charges,  after  reinsurance,  expected to be realized  over the  remaining  surrender  charge  period of the  designated  contracts
(generally  6 to 8 years).  The  liability  for future fees payable to ASI at the balance  sheet date is based on the  consideration received less principal  repayments  according to amortization  schedules that were developed at the inception of the  transactions.
If actual  mortality  and expense  charges and  contingent  deferred  sales  charges are less than those  projected  in the original amortization  schedules,  calculated on a transaction  by transaction  basis,  ASI has no recourse  against the Company.  As account values  associated  with the  designated  contracts  have  declined,  consistent  with the  overall  decline in the equity  markets, historical  mortality  and  expense  charges  have been lower than  expected  on certain  transactions  and it is likely that future mortality and expense  charges,  on those same  transactions,  will be lower than originally  projected.  As a result,  the ultimate cash flows  associated  with these  transactions  that will  transfer  to ASI may be lower than the current  carrying  amount of the liability.

The Company has determined,  using  assumptions for lapses,  mortality,  free  withdrawals and a long-term fund growth rate of 8% on the Company's assets under management, that the present value of future payments to ASI would be $429,773.

 Deferred Taxes

The Company  evaluates the necessity of recording a valuation  allowance against its deferred tax asset in accordance with Statement of Financial  Accounting  Standards No. 109,  Income Taxes ("SFAS 109"). In performing this  evaluation,  the Company  considers all available  evidence  in making  the  determination  as to  whether  it is more  likely  than not that  deferred  tax  assets are not realizable.  For the Company,  that evidence  includes:  cumulative  U.S. GAAP pre-tax  income in recent years past,  whether or not operating  losses have expired  unused in the past,  the length of  remaining  carryback or  carryforward  periods,  and net taxable income or loss  expectations  in early future years.  The net taxable  income or loss  projections  are based on profit  assumptions consistent with those used to amortize deferred acquisition costs (see above discussion on deferred acquisition costs).

As of December 31, 2002, the Company has  approximately  $361,000  gross  deferred tax assets  related  principally to net operating loss  carryforwards  that  expire  in 2016 and 2017 and  insurance  reserve  differences.  After  considering  the  impact  of gross reversing  temporary  liabilities of $323,000,  the Company  estimates that the Company will generate  sufficient  taxable income to fully utilize gross deferred tax assets within 2 years (prior to the expiration of the net operating losses).

 Liquidity and Capital Resources
 -------------------------------

The Company's liquidity requirements have generally been met by cash from insurance operations,  investment  activities,  borrowings from ASI, reinsurance, capital contributions and securitization transactions with ASI (see Note 8).

The  Company's  cash from  insurance  operations  is primarily  comprised of fees  generated  off of assets under  management,  less commission  expense on sales,  sales and marketing  expenses and other operating  expenses.  Fund  performance  driven by the equity markets  directly impact assets under management and therefore,  the fees the Company can generate off of those assets.  During 2002 and 2001, assets under management  declined  consistent with the equity market declines resulting in reductions in fee revenues.  In addition,  the  equity  markets  impact  sales  of  variable  annuities.  As sales  have  declined  in a  declining  equity  market, non-promotional  commission  expense  declined,  however,  in order to boost sales  levels,  the Company has offered  various  sales promotions increasing the use of cash for commission expense.

In order to fund the cash strain  generated from  acquisition  costs on current sales, the Company has relied on cash generated from its direct insurance  operations as well as reinsurance and securitization  transactions.  The Company has used modified coinsurance reinsurance  arrangements  whereby the  reinsurer  shares in the  experience  of a specified  book of  business.  These  reinsurance transactions  result in the Company  receiving  from the reinsurer an upfront  ceding  commission  on the book of business  ceded in exchange for the reinsurer  receiving , the future fees  generated from that book of business.  These  reinsurance  agreements  also mitigate the recoverability  risk associated with the payment of up-front  commissions and other acquisition costs.  Similarly,  the
Company has entered into securitization  transactions  whereby the Company issues to ASI, in exchange for cash, the right to receive future fees  generated  off of a specific  book of  business.  On April 12,  2002,  the Company  entered  into a new  securitization transaction  with ASI. This  transaction  covers  designated  blocks of business  issued from November 1, 2000 through  December 31,
2001.  The  estimated  present  value of the  transaction  at April 12,  2002,  using a discount  rate of 6.00%,  was  approximately
$101,713.

As of December 31, 2002, 2001 and 2000, the Company had short-term  borrowings of $10,000,  $10,000 and $10,000,  respectively,  and had  long-term  surplus notes  liabilities  of $110,000,  $144,000 and $159,000,  respectively.  During 2002,  the Company  borrowed
$263,091 and paid back $263,091  related to short-term  borrowing.  During 2002 and 2001, the Company  received  permission from the
State of Connecticut  Insurance Department to pay down surplus notes in the amount of $34,000 and $15,000,  respectively.  See Notes
14 and 15 of Notes  to  Consolidated  Financial  Statements  for  more  information  on  surplus  notes  and  short-term  borrowing, respectively.

As of December 31, 2002, 2001 and 2000,  shareholder's  equity totaled $683,061,  $577,668 and $496,911,  respectively.  The Company received capital  contributions  of $259,720 and $48,000 from ASI during 2002 and 2001,  respectively.  Of this,  $4,520 and $2,500, respectively,  was used to support its  investment in Skandia  Vida.  Net (loss)  income of  ($165,257)  and $33,099,  for the years ended December 31, 2002 and 2001, respectively, contributed to the respective changes in shareholder's equity in 2002 and 2001.

The National Association of Insurance  Commissioners  ("NAIC") requires insurance companies to report information  regarding minimum
Risk Based Capital ("RBC")  requirements.  These requirements are intended to allow insurance  regulators to identify companies that may need regulatory  attention.  The RBC model law requires that insurance  companies  apply various  factors to asset,  premium and reserve items,  all of which have inherent risks.  The formula  includes  components for asset risk,  insurance risk,  interest rate risk and business risk.  The Company has complied with the NAIC's RBC reporting  requirements  and has total  adjusted  capital well above required capital.

During 2002,  all of the major rating  agencies  reviewed the U.S. life  insurance  sector,  including  the Company.  Based on these reviews the rating  agencies  have  evolving  concerns  surrounding  the risk  profile of variable  annuity  companies  due to their significant  exposure  to equity  market  performance.  This  exposure  has  resulted,  and may  continue  to  result,  in  earnings volatility.  Based on the reviews made during 2002, the following ratings actions took place:

On May 8,  2002,  Fitch  Ratings  downgraded  the  Company's  "insurer  financial  strength"  rating to A+ from AA- with a  "stable"
outlook.

On September 19, 2002,  Fitch Ratings lowered the Company's  "insurer  financial  strength"  rating to A- from A+ with an "evolving"
outlook.

On September 27, 2002, A.M. Best Co. lowered the Company's "financial strength" rating to A- from A with negative implications.

On October 16, 2002,  Standard and Poor's lowered the Company's  "counter party credit" and "financial  strength" ratings to A- from
A+ with a negative outlook and removed the Company from Credit Watch.

Subsequent  to the  announcement  of the  Acquisition,  Standard  and  Poor's  placed  the  Company  on  CreditWatch  with  positive implications.

 Effects of Inflation
 --------------------

The rate of inflation has not had a significant effect on the Company's financial statements.

Outlook
-------

The Company believes that it is well positioned to retain and enhance its position as a leading  provider of financial  products for long-term  savings and retirement  purposes as well as to address the economic impact of premature death,  estate planning  concerns and supplemental  retirement  needs. The Company has renewed its focus on its core variable annuity  business,  offering  innovative long-term  savings and income products,  strengthening its wholesaling  efforts and providing  consistently good customer service in order to gain market share and improve profitability in an increasingly competitive market.

The  Gramm-Leach-Bliley  Act of 1999 (the Financial Services  Modernization Act) permits  affiliation among banks,  securities firms and insurance  companies.  This legislative change has created  opportunities for continued  consolidation in the financial services industry and increased competition as large companies offer a wide array of financial products and services.

Various  other  legislative  initiatives  could impact the Company such as pension  reform and capital gains and estate tax changes.
These  include the  proposed  exclusion  from tax for  corporate  dividends,  potential  changes to the  deductibility  of dividends received from the Company's  separate accounts and newly proposed  tax-advantaged  savings programs.  Additional  pension reform may change current tax deferral rules and allow increased  contributions to retirement  plans,  which may lead to higher  investments in tax-deferred  products and create  growth  opportunities  for the Company.  A capital  gains tax  reduction  may cause  tax-deferred products to be less attractive to consumers, which could adversely impact the Company.

In addition,  NAIC  statutory  reserving  guidelines  and/or  interpretations  of those  guidelines  may change in the future.  Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

 Forward Looking Information
 ---------------------------

The Private Securities  Litigation Reform Act of 1995 (the "1995 Act") provides a "safe harbor" for forward-looking  statements,  so long as those statements are identified as forward-looking,  and the statements are accompanied by meaningful  cautionary statements that identify  important  factors that could cause actual results to differ  materially  from those  discussed in the statement.  We want to take advantage of these safe harbor provisions.

Certain  information  contained in the  Management's  Discussion  and Analysis of Financial  Condition  and Results of Operations is
forward-looking within the meaning of the 1995 Act or Securities and Exchange Commission rules.

These  forward-looking  statements  rely on a number  of  assumptions  concerning  future  events,  and are  subject  to a number of significant  uncertainties  and results may differ  materially  from these  statements.  You should not put undue  reliance on these forward-looking  statements.  We disclaim any intention or obligation to update or revise forward-looking  statements,  whether as a result of new information, future events or otherwise.

 QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK

The Company is subject to potential  fluctuations in earnings and the fair value of certain of its assets and  liabilities,  as well as variations in expected cash flows due to changes in market  interest rates and equity prices.  The following  discussion  focuses on specific  exposures the Company has to interest rate and equity price risk and describes  strategies  used to manage these risks, and includes  "forward-looking  statements" that involve risk and uncertainties.  The discussion is limited to financial instruments subject to market risks and is not intended to be a complete discussion of all of the risks to which the Company is exposed.

 Interest Rate Risk
 ------------------

Fluctuations  in interest rates can  potentially  impact the Company's  profitability  and cash flows.  At December 31, 2002, 91% of assets held under  management  by the Company are in  non-guaranteed  Separate  Accounts for which the  Company's  interest rate and equity  market  exposure is not  significant,  as the contract  owner  assumes  substantially  all of the  investment  risk.  Of the remaining  9% of  assets,  the  interest  rate risk from  contracts  that  carry  interest  rate  exposure  is  managed  through  an asset/liability matching program which takes into account the risk variables of the insurance liabilities supported by the assets.

At December 31, 2002, the Company held fixed maturity  investments in its general  account that are sensitive to changes in interest rates. These securities are held in support of the Company's fixed immediate  annuities,  fixed supplementary  contracts,  the fixed investment option offered in its variable life insurance  contracts,  and in support of the Company's target solvency  capital.  The
Company has a conservative  investment  philosophy with regard to these investments.  All investments are investment grade corporate securities, government agency or U.S. government securities.

The Company's  deferred  annuity  products  offer a fixed  investment  option which  subjects the Company to interest rate risk. The fixed option  guarantees a fixed rate of interest for a period of time  selected by the contract  owner.  Guarantee  period  options available range from one to ten years.  Withdrawal of funds,  or transfer of funds to variable  investment  options,  before the end of the guarantee  period subjects the contract owner to a market value  adjustment  ("MVA").  In the event of rising interest rates, which make the fixed  maturity  securities  underlying  the  guarantee  less  valuable,  the MVA could be negative.  In the event of declining  interest  rates,  which make the fixed maturity  securities  underlying  the guarantee  more  valuable,  the MVA could be positive.  The resulting  increase or decrease in the value of the fixed option,  from calculation of the MVA, should  substantially offset the increase or decrease in the market  value of the  securities  underlying  the  guarantee.  The Company  maintains  strict asset/liability  matching  to  enable  this  offset.  However,  the  Company  still  takes on the  default  risk for the  underlying securities,  the interest rate risk of  reinvestment  of interest  payments and the risk of failing to maintain the  asset/liability matching program with respect to duration and convexity.

Liabilities held in the Company's  guaranteed separate account as of December 31, 2002 totaled $1,828,048.  Assets,  primarily fixed income  investments,  supporting those liabilities had a fair value of $1,828,048.  The Company performed a sensitivity  analysis on these  interest-sensitive  liabilities and assets at December 31, 2002. The analysis showed that an immediate  decrease of 100 basis points in interest rates would result in a net increase in liabilities and the  corresponding  assets of  approximately  $69,150 and
$68,500,  respectively.  An analysis of a 100 basis point decline in interest  rates at December 31, 2001,  showed a net increase in interest-sensitive liabilities and the corresponding assets of approximately $39,800 and $39,900, respectively.

 Equity Market Exposure
 ----------------------

The primary  equity market risk to the Company comes from the nature of the variable  annuity and variable life products sold by the
Company.  Various  fees and  charges  earned  are  substantially  derived  as a  percentage  of the  market  value of  assets  under management.  In a market decline,  this income will be reduced.  This could be further  compounded by customer  withdrawals,  net of applicable  surrender  charge  revenues,  partially  offset by transfers to the fixed option  discussed  above. A 10% decline in the market value of the assets under  management at December 31, 2002,  sustained  throughout  2003, would result in an approximate drop in related mortality and expense charges and annual fee income of $36,350.

Another  equity  market risk  exposure of the Company  relates to guaranteed  minimum  death  benefit  payments.  Declines in equity markets and,  correspondingly,  the  performance of the funds  underlying the Company's  products,  increase  exposure to guaranteed minimum death benefit  payments.  As discussed in Note 2D of the  consolidated  financial  statements,  the Company uses  derivative instruments to hedge against the risk of  significant  decreases in equity  markets.  Prior to the  implementation  of this program, the Company used reinsurance to mitigate this risk.

The Company has a portfolio of equity investments  consisting of mutual funds, which are held in support of a deferred  compensation program.  In the event of a decline in market values of underlying  securities,  the value of the portfolio  would decline;  however the accrued benefits payable under the related deferred compensation program would decline by a corresponding amount.

Estimates of interest rate risk and equity price risk were  obtained  using  computer  models that take into  consideration  various assumptions  about the future.  Given the  uncertainty  of future  interest rate  movements,  volatility  in the equity  markets and consumer behavior, actual results may vary from those predicted by the Company's models.

                                            AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                   Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2002 and 2001, and the related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2002. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                 (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                           (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
 As of December 31, 1999                      $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of $5,618,  ($140) and $454 for 2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized  losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                           (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2002
                                                       (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia  Life  Assurance  Corporation  ("ASLAC"  or the  "Company"),  with  its  principal  offices  in  Shelton,
         Connecticut,  is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI").  On December 19, 2002,  Skandia Insurance
         Company Ltd. (publ)  ("SICL"),  an insurance  company  organized under the laws of the Kingdom of Sweden,  and the ultimate parent company of the Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial"),  whereby Prudential Financial will acquire the Company and certain of its affiliates
         (the  "Acquisition").  Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory approvals  and  approval of certain  matters by the board of directors  and  shareholders  of the mutual  funds  advised by
         American Skandia  Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The  Company  develops  long-term  savings  and  retirement   products,   which  are  distributed  through  its  affiliated
         broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues term and variable universal life insurance and variable  deferred and immediate  annuities for individuals and groups in the United States of
         America and its territories.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of December 31, 2002, and 2001,
         respectively.  Skandia Vida has generated  net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.
         As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia Vida to SICL.
         The Company has filed for required  regulatory  approvals from the State of  Connecticut  and Mexico related to the sale of
         Skandia Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Skandia Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage  the  economic  risks  associated  with  guaranteed  minimum  death  benefits  ("GMDB").  These  derivative instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the Consolidated
                  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit
                  Claims,  Net of Hedge.  The  adoption of SFAS No. 133 did not have a material  effect on the  Company's  financial statements.

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for  Goodwill and  Intangible  Assets"  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments
         -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity securities held in support of a deferred  compensation plan (see Note 12) as available-for-sale.  Such  investments  are  carried  at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company  uses  derivative  instruments,  which  consist of equity put option  contracts,  for risk  management purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity  market  fluctuations.  As the equity  markets  decline,  the  Company's  exposure  to future  GMDB  claims increases.  Conversely,  as the equity markets  increase the Company's  exposure to future GMDB claims  decreases.
                  The claims exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the  Company's  fair value hedges do not qualify as  "effective"  hedges and, therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with
                  GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives  was an  unrealized  gain of $1,434  and an  unrealized  loss of $3,715,  respectively.  The amount of realized and unrealized gains (losses) on the Company's  derivatives  recorded during the years ended December 31,
                  2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002, $50 of cash reflected on the Company's financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of $6,000 less accumulated  amortization  of $2,038 at  December  31,  2002.  Due to the  adoption  of SFAS 142,  the cost of the licenses is no longer being  amortized  but is subjected to an annual  impairment  test.  As of December 31, 2002, the  Company  estimated  the fair  value of the  state  insurance  licenses  to be in excess  of book  value  and, therefore, no impairment charge was required.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract owner account values or separate  accounts  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an annual maintenance  fee per  contract.  Revenues  for  mortality  and expense risk  charges and  administration  fees are recognized as assessed  against the contract  holder.  Surrender  charge revenue is recognized  when the surrender charge is assessed  against the  contract  holder at the time of  surrender.  Annual  maintenance  fees are earned ratably throughout the year.

                  Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate annuity and supplementary  contracts with life  contingencies  consist of certain charges  against  contract owner account values  including  mortality and expense risks and  administration  fees.
                  These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the  contracts  and are  included in the separate account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return  credited to contract  owners on the  consolidated  statements  of income.  Benefit  reserves  for these contracts represent the account value of the contracts plus a

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the  extent in excess of the  separate  account  assets,  typically  for the  market  value  adjustment  at the reporting date.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income,  reported as a component of return credited to contract  owners.  Revenues for fixed immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed interest  rates that vary by issue year and are  included in the  general  account  reserve for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contract  owner  account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed against the contract  holder.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new  business,  which vary with and are primarily  related to new business  generated,  are being  deferred,  net of  reinsurance.  These  costs  include  commissions,  purchase  credits,  costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred acquisition costs being amortized in proportion to expected gross profits,  from surrender charges and policy and asset based fees,  net of operating and claim costs.  The deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products  are  revised.  Critical  assumptions  in  estimating  gross  profits  include  those for  surrenders, long-term  fund  growth  rate,  expenses  and death  benefits.  The  long-term  fund growth  rate,  in large part, determines  the  estimated  future asset levels on which the most  significant  revenues are based.  The Company's long-term  fund growth rate  assumption is 8% (net of charges  assessed  against the  underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term  asset growth rate  expectation.
                  The short-term asset growth rate is subject to constraints surrounding actual market conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset  growth  rates,  during  2002 and  2001,  have been far below the  Company's  long-term  assumption,  the adjustment to the short-term  asset growth rate had risen to a level,  before being capped,  that in  management's opinion was excessive in the current  market  environment.  Based on an analysis of those  short-term  rates,  the related estimates of future gross profits and an impairment study,  management of the Company  determined that the short-term  asset  growth  rate  should be reset to the  level of the  long-term  growth  rate  expectation  as of
                  September 30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company  also  updated  its future  estimated  gross  profits  with  respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001,  in accordance  with the  provisions of the modified  coinsurance  agreements,  the
                  Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using local  currency as the functional  currency.  Assets and  liabilities  are  translated at the exchange  rate in effect at each  year-end.
                  Statements of income and changes in  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets and liabilities in separate  accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through  ASISI,  utilizing  various fund  managers as  sub-advisors.  The remaining  investments  are  managed  by  independent  investment  firms.  The  contract  holder has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the  variable  portion  of a  contract  is  borne by the  contract  holder.  Fixed  options  with  minimum guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate Account  liabilities are reserves of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred annuity investment options for which the contract holder is guaranteed a fixed rate of  return.  These  reserves  are  calculated  using the  Commissioners  Annuity  Reserve  Valuation  Method.
                  Separate  Account assets of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities, equity securities,  short-term securities, cash and cash equivalents, accrued investment income, accrued liabilities and amounts due to/from the General Account are held in support of these annuity  obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is the market value adjustment associated with the guaranteed,  fixed rate investment options, assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company  defers  certain  bonus  credits  applied to  contract  holder  deposits.  The credit is reported as a contract holder liability within separate account  liabilities and the deferred expense is reported as a component of other  assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit, the Company  amortizes  the  deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus credit is returned to the  Company.  This  component  of the bonus  credit  is  amortized  in  proportion  to  expected  surrenders  and mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit  asset was $83,288 and $89,234, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions are related to deferred  acquisition costs and involve  estimates of future policy lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and losses and fair value of fixed  maturities  and  investments  in equity securities  as of December  31,  2002 and 2001 are shown  below.  All  securities  held at December  31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2002 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost        Fair Value
                                                          ----        ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds from sales of fixed  maturities  during 2002,  2001 and 2000 were $367,213,  $386,816 and $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment  gains  (losses),  determined on a specific  identification  basis,  were as follows for the years ended December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During  2002,  the  Company  determined  that  certain  amounts  of its  investment  in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose  carrying  value exceeded 10% of the Company's equity.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature of these liabilities.

         Fair value of surplus  notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess  recoverability.
         Looking at a variety of items,  most  notably,  the timing of the reversal of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry  forwards,  totaling  approximately  $421,029  (pre-tax) at December 31, 2002,  will expire in 2016 and 2017.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

         Certain  operating costs (including rental of office space,  furniture,  and equipment) have been charged to the Company at cost by American Skandia Information Services and Technology  Corporation  ("ASIST"),  an affiliated company.  ASLAC signed a written service  agreement with ASIST for these services  executed and approved by the Connecticut  Insurance  Department in 1995.  This  agreement  automatically  continues in effect from year to year and may be  terminated by either party upon
         30 days written  notice.  The Company has also paid and charged  operating  costs to several of its  affiliates.  The total cost to the Company for these items was $8,177,  $6,179 and $13,974 in 2002, 2001 and 2000,  respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764 and $9,073 in 2002,  2001 and 2000,  respectively.  Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002, 2001 and 2000,  respectively.  Allocated sub-lease rental income,  recorded as a reduction to lease  expense,  was $738,  $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's  allocated  future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $8,255,  $6,610  and $6,064 in 2002,  2001 and 2000,  respectively.  As of  December  31,  2002 and 2001, amounts receivable under this agreement were approximately $458 and $639, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase agreements,  the rights transferred provide for ASI to receive a percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized over the remaining  surrender  charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the consideration  received less principal repayments  according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense  charges and  contingent  deferred  sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction  basis, ASI has no  recourse  against  the  Company.  As  account  values  associated  with the  designated  contracts  have  declined, consistent  with the overall  decline in the equity  markets,  current  mortality and expense  charges have been lower than expected on certain  transactions and it is likely that future mortality and expense charges,  on those same  transactions, will be lower than originally  projected.  As a result,  the ultimate cash flows  associated with these  transactions  that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers designated  blocks of business issued from November 1, 2000 through  December 31, 2001. The estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing  fees and charges in the  aggregate  amount,  of $186,810,  $207,731 and $219,523  were made by the
         Company to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense of $828,  $59,873  and  $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the  Company  becomes  subject to an order of  liquidation  or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the Purchase  Agreement  subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees  payable to ASI,  according  to original  amortization  schedules,  as of December  31, 2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

         The Company  entered into an eleven year lease agreement for office space in Westminster,  Colorado,  effective  January 1,
         2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602,  respectively.  Sub-lease  rental income was $227 in 2002 and
         $0 in 2001.  Future  minimum lease  payments and  sub-lease  receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

         The Company  incurred  statutory  basis net losses in 2002 of $192,474 due primarily to significant  declines in the equity markets,  increasing GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957,  as compared to income of $11,550 in 2000.

         Under  various  state  insurance  laws,  the maximum  amount of dividends  that can be paid to  shareholders  without prior approval of the state  insurance  department  is subject to  restrictions  relating to statutory  surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

         The Company  prepares its statutory basis financial  statements in accordance with accounting  practices  prescribed by the
         State  of  Connecticut  Insurance  Department.  Prescribed  statutory  accounting  practices  include  publications  of the
         National  Association of Insurance  Commissioners  (NAIC),  as well as state laws,  regulations and general  administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory method of accounting for its

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new method of  accounting,  the liability for securitized  fees is  established  consistent  with the method of  accounting  for the liability  associated  with variable annuity fees ceded under  reinsurance  contracts.  This equates to the  statutory  liability  at any  valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method (CARVM) offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new  method as of January 1, 2001,  was  reported  as a  cumulative  effect of change in  accounting  benefit  recorded directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving  methodology  to recognize free partial  withdrawals  and to reserve on a  "continuous"  rather than  "curtate"  basis.  The impact of these changes,  representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded directly to surplus as changes in reserves on account of valuation  basis.  This resulted in an increase to the  unassigned deficit of approximately $40,511.

         Effective January 1, 2002, the Company adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting for the
         Costs of Computer  Software  Developed or Obtained for Internal Use and Web Site  Development  Costs" ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs incurred in connection with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and  capitalized  $5,935 of costs  associated  with  internal  use  software  as of January 1, 2002 and is amortizing the applicable  costs on a  straight-line  basis over a three year period.  The costs  capitalized as of January
         1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

         The Company has a 401(k) plan for which  substantially  all employees are eligible.  Under this plan, the Company  provides a 50% match on  employees'  contributions  up to 6% of an  employee's  salary  (for an  aggregate  match of up to 3% of the employee's  salary).  Additionally,  the Company may contribute  additional  amounts based on  profitability of the Company and  certain of its  affiliates.  Expenses  related to this  program in 2002,  2001 and 2000 were $719,  $2,738 and $3,734, respectively.  Company  contributions  to this plan on behalf of the  participants  were  $921,  $2,549 and $4,255 in 2002,
         2001 and 2000, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Expenses  related  to this  program  in 2002,  2001 and 2000 were  $3,522,  $1,615  and  $1,030,  respectively.
         Company  contributions  to this plan on behalf of the participants  were $5,271,  $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist of  multiple  plans with new plans  instituted  each year.  Generally, participants  must remain  employed by the Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002,  2001 and 2000,  were
         $1,471,  ($9,842) and $2,692,  respectively.  Payments under these programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

         The Company cedes insurance to other insurers in order to fund the cash strain  generated from commission  costs on current sales  and to limit its risk  exposure.  The  Company  uses  modified  coinsurance  reinsurance  arrangements  whereby  the reinsurer shares in the experience of a specified book of business.  These reinsurance  transactions  result in the Company receiving  from the  reinsurer an upfront  ceding  commission  on the book of business  ceded in exchange for the reinsurer receiving  in the  future,  the future  fees  generated  from that book of  business.  Such  transfer  does not relieve the
         Company of its primary  liability and, as such,  failure of reinsurers to honor their  obligation could result in losses to the Company.  The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering  certain  contracts issued since January 1996.  The impact of this treaty to the

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                     Liability as of
                                                      December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -            -          732
         March 28, 1994              7.90%               -             -             -            -          794
         September 30, 1994          9.13%               -             -             -        1,282        1,392
         December 19, 1995           7.52%               -        10,000           520          763          765
         December 20, 1995           7.49%               -        15,000           777        1,139        1,142
         December 22, 1995           7.47%               -         9,000           465          682          684
         June 28, 1996               8.41%          40,000        40,000         3,411        3,411        3,420
         December 30, 1996           8.03%          70,000        70,000         5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $110,000      $144,000       $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated December 19, 1995,  $15,000,  dated December 20, 1995, and $9,000, dated  December 22, 1995,  were repaid.  On December 3, 2001, a surplus note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus  notes for $10,000,  dated  February 18, 1994,  and $10,000,  dated March 28, 1994, were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of  the  State  of  Connecticut.  At  December  31,  2002  and  2001,  $29,230  and  $25,829,
         respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

         The Company  had a $10,000  short-term  loan  payable to ASI at  December  31,  2002 and 2001 as part of a  revolving  loan agreement.  The loan had an interest  rate of 1.97% and  matured on January  13,  2003.  The loan was  subsequently  rolled over with a new interest  rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further  extended to April
         30, 2003 and a new interest rate of 1.71%.  The total related  interest  expense to the Company was $271,  $522 and $687 in
         2002,  2001  and  2000,  respectively.  Accrued  interest  payable  was $10 and $113 as of  December  31,  2002  and  2001,
         respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered into a $150,000  credit  facility  with ASI. This credit  facility  terminates on
         December  31, 2005 and bears  interest at the offered  rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the  relevant  interest  period.  Interest  expense  related  to these  borrowings  was $2,243 for the year ended
         December 31, 2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

         Approximately  99% of the  Company's  separate  account  liabilities  are subject to  discretionary  withdrawal by contract owners at market value or with market value  adjustment.  Separate  account  assets,  which are carried at fair value,  are adequate to pay such  withdrawals,  which are generally  subject to surrender  charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22, 2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the Company.  Estimated  pre-tax  severance  benefits of $8,500 have been charged  against  2001  operations  related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding  vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported  class action  complaint was filed in the United States  District  Court for the Southern
         District of New York on December  12,  2002,  by Diane C. Donovan  against the Company and certain of its  affiliates  (the
         "Donovan  Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages and  injunctive  relief from the
         Company  and  certain of its  affiliates.  The Donovan  Complaint  claims  that the  Company and certain of its  affiliates violated  federal  securities laws in marketing  variable  annuities.  This litigation is in the  preliminary  stages.  The
         Company believes this action is without merit, and intends to vigorously defend against this action.

         The  Company is also  involved  in other  lawsuits  arising,  for the most part,  in the  ordinary  course of its  business operations.  While the outcome of these other  lawsuits  cannot be  determined  at this time,  after  consideration  of the defenses  available  to the  Company,  applicable  insurance  coverage and any related  reserves  established,  these other lawsuits are not expected to result in liability for amounts material to the financial  condition of the Company,  although it may adversely affect results of operations in future periods.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As  discussed  previously,  on December  19,  2002,  SICL entered  into a  definitive  purchase  agreement  (the  "Purchase
         Agreement") to sell its ownership interest in the Company and certain affiliates to Prudential  Financial for approximately
         $1.265  billion.  The closing of this  transaction,  which is  conditioned  upon  certain  customary  regulatory  and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the  transaction  closes,  the  economics of the  Company's business from  September 30, 2002 forward will inure to the benefit or detriment of Prudential  Financial.  Included in the
         Purchase Agreement,  SICL has agreed to indemnify  Prudential  Financial for certain liabilities that may arise relating to periods prior to September 30, 2002. These  liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained in the Purchase  Agreement,  SICL has signed, for the benefit of the
         Company,  an indemnity letter,  effective December 19, 2002, to make the Company whole for certain Covered Liabilities that come to  fruition  during  the period  beginning  December  19,  2002 and ending  with the close of the  transaction.  This indemnification  effectively  transfers  the risk  associated  with  those  Covered  Liabilities  from the  Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information,"
         and the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

         The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002,  the Company had  overstated  premiums ceded in revenues.
                  The above  presentation  reflects  an equal and  offsetting  reclassification  of these  amounts to  benefits  and expenses with no net income impact.

                                                  Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters ended March 31, 2001,  June 30, 2001 and September 30, 2001, the Company had reported  investment performance  associated  with its  derivatives  as net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the quarters  ended  September 30, 2001 and December 31, 2001,  the Company had  overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues     $    137,040  $    139,346   $   147,819    $    135,866
        Net investment income****                        4,343         4,625         4,619           5,008
        Net realized capital gains (losses)                729        (1,436)         (858)            877
        Total revenues                                 142,112       142,535       151,580         141,751
        Benefits and expenses****                      107,893       122,382       137,843         114,264
        Pre-tax net income                              34,219        20,153        13,737          27,487
        Income tax expense                              10,038         5,225         3,167          12,349
        Net income                                $     24,181  $     14,928   $    10,570    $     15,138
                                                  ============  ============   ===========    ============

         ****     For the quarters  ended March 31, 2000,  June 30, 2000,  September 30, 2000 and December 31, 2000, the Company had
                  reported investment  performance  associated with its derivatives as net investment income. The above presentation reflects a reclassification of these amounts to benefits and expenses.

                                APPENDIX B - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT E

The Unit Prices and number of Units in the Sub-accounts that commenced operations prior to January 1, 2003 are shown below.

Unit Prices And Numbers Of Units:  The following table shows:  (a) the Unit Price,  as of the dates shown,  for Units in each of the
Sub-account  of  Separate  Account E that  commenced  operations  prior to January 1, 2003 and are being  offered  pursuant  to this
Prospectus;  and (b) the number of Units  outstanding in each such  Sub-account as of the dates shown.  The year in which operations commenced in each such Sub-account is noted in parentheses.  To the extent a Sub-account  commenced  operations  during a particular calendar  year,  the Unit  Price s of the end of the  period  reflects  only the  partial  year  results  from the  commencement  of operations  until December 31st of the applicable  year.  The  portfolios in which a particular  Sub-account  invests may or may not have  commenced  operations  prior  to the  date  such  Sub-account  commenced  operations.  The  initial  offering  price  for each
Sub-account was $10.00.

                                                                       Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------------------
                           2002       2001       2000       1999       1998        1997       1996       1995       1994       1993
                                                                                                                            -----------
---------------------------------------------------------------------------------------------------------------------------------------
GAL Equity
(1993)
Unit Price                  $18.32      25.46      31.29      32.05       25.34      20.63      16.24      13.44      10.66      10.36
Number of Units            937,606  1,167,766  1,439,526  1,577,146   1,853,943  2,033,164  2,136,942  2,119,810  1,818,564  1,246,452
                                                                                                                            -----------
---------------------------------------------------------------------------------------------------------------------------------------
GAL Asset Allocation
(1993)
Unit Price                  $17.27      20.66      22.45      22.09       20.65      17.75      15.00      13.12      10.20      10.48
Number of Units            480,468    637,211    754,224    946,287   1,026,113  1,062,839  1,083,176  1,136,906  1,037,131  1,126,518
---------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------
GAL Quality
  Plus Bond 1
(1993)
Unit Price                  $14.38      16.64      15.57      13.87       14.50      13.29      12.22      12.04       9.88      10.55
Number of Units            353,386    407,974    653,417    704,105     777,739    668,832    740,891    830,395    811,254    929,546
                                                                                                                            -----------
---------------------------------------------------------------------------------------------------------------------------------------
GAL Money Market
(1993)
Unit Price                  $18.26      14.28      13.86      13.13       12.59      12.05      11.54      11.06      10.56      10.22
Number of Units            308,752    367,193    398,234    493,675     607,600    827,966  1,006,007  1,350,072  1,257,546  1,063,152
---------------------------------------------------------------------------------------------------------------------------------------

1.   Effective July 31 2002, the Galaxy VIP High Quality Bond portfolio changed its name to Galaxy VIP Quality Plus Bond.

-------------------------------------------------------------------------------------------------------------------
                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT CONTAINS  FURTHER  DETAILS ABOUT THE
                  AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS GA-PROS (05/2003).
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------

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Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                         MAILING ADDRESSES:

                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                           P.O. Box 7040
                                                     Bridgeport, CT 06601-7040

                                                           EXPRESS MAIL:
                                               AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                        One Corporate Drive
                                                         Shelton, CT 06484

                                                  STATEMENT OF ADDITIONAL INFORMATION

The variable  investment  options under the Annuity are issued by AMERICAN  SKANDIA LIFE ASSURANCE  CORPORATION  VARIABLE ACCOUNT E and
AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION.  The variable  investment options are registered under the Securities Act of 1933 and the
Investment  Company Act of 1940. The fixed investment  options ("Fixed  Allocations")  under the Annuity are issued by AMERICAN SKANDIA
LIFE  ASSURANCE  CORPORATION.  The  assets  supporting  the Fixed  Allocations  are  maintained  in  AMERICAN  SKANDIA  LIFE  ASSURANCE
CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                                                           TABLE OF CONTENTS

ITEM                                                                                                                   PAGE

APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
  Variable Account E.....................................................................................................18

---------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATION  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-444-3970.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
---------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus: May 1, 2003                                        Date of Statement of Additional Information: May 1, 2003
GVA - SAI (05/2003)

GENERAL INFORMATION ABOUT AMERICAN SKANDIA

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

American Skandia Life Assurance  Corporation  ("American Skandia",  "we", "our" or "us") is a stock life insurance company domiciled in
Connecticut with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American  Skandia is a wholly-owned  subsidiary of American Skandia, Inc. ("ASI").  American Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd. (publ),  an insurance company organized under the laws of the Kingdom of Sweden
("Skandia"),  and on that date, the ultimate  parent company of American  Skandia,  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia  U.S.  Inc.,  a Delaware  corporation,  from
Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.  The  transaction  is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company  whose  subsidiary  companies  serve  individual  and  institutional customers  worldwide and include The Prudential  Insurance Company of America,  one of the largest life insurance companies in the U.S.
These companies  offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement  related services and  administration,  asset management,  securities  brokerage,  banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT E

American  Skandia Life  Assurance  Corporation  Variable  Account E, also referred to as "Separate  Account E", was  established  by us pursuant to Connecticut  law. Each  Sub-account  invests  exclusively  in one  underlying  mutual fund portfolio of The Galaxy VIP Fund
("Portfolio(s)").  You will find additional information about these Portfolios in their respective prospectuses.

Separate  Account E is registered  with the Securities and Exchange  Commission  ("SEC") under the Investment  Company Act of 1940 (the
"Investment  Company  Act")  as a unit  investment  trust,  which  is a type of  investment  company.  Values  and  benefits  based  on allocations to the Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

During the accumulation phase, we offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we  obtain  approval  of the  applicable  authorities  to make  such  Sub-accounts  available,  we will  notify  Owners of the availability of such Sub-accounts.

A brief summary of the  investment  objectives  and policies of each Portfolio is found in the  Prospectus.  More detailed  information about the investment objectives,  policies,  risks, costs and management of the Portfolios are found in the prospectuses and statements of additional  information for the Portfolios.  Also included in such information is the investment policy of each Portfolio  regarding the  acceptable  ratings by  recognized  rating  services  for bonds and other debt  obligations.  There can be no  guarantee  that any
Portfolio will meet its investment objectives.

The Galaxy VIP Fund is registered under the Investment Company Act, as amended,  as an open-end  management  investment company. It was established as a Massachusetts  business trust under an Agreement and  Declaration of Trust dated May 27, 1992. Each underlying  mutual fund thereof may or may not be diversified as defined in the Investment  Company Act. The trustees or directors,  as applicable,  of an underlying  mutual fund may add,  eliminate or substitute  portfolios from time to time.  Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable annuity and variable life insurance products.  The shares may also be made available,  subject to obtaining all required regulatory  approvals, for direct  purchase by various  pension and retirement  savings plans that qualify for  preferential  tax treatment under the Internal
Revenue Code ("Code").

We may make other  portfolios  available  by creating new  Sub-accounts.  Additionally,  new  portfolios  may be made  available by the creation of new  Sub-accounts  from time to time.  Such a new  portfolio  may be disclosed in its  prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account to invest in that  portfolio.  We may take other actions in relation to the
Sub-accounts and/or Separate Account E.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

American  Skandia Life  Assurance  Corporation  Separate  Account D, also referred to as "Separate  Account D", was  established  by us pursuant to Connecticut law. During the accumulation  phase,  assets  supporting our obligations based on Fixed Allocations are held in
Separate  Account  D. Such  obligations  are  based on the fixed  interest  rates we credit to Fixed  Allocations  and the terms of the
Annuities.  These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in  Separate  Account  D. The Fixed  Allocations  are  guaranteed  by our  general  account.  An  Annuity  Owner who allocates  a portion of their  Account  Value to  Separate  Account D does not  participate  in the  investment  gain or loss on assets maintained  in  Separate  Account  D. Such gain or loss  accrues  solely  to us.  We  retain  the risk that the value of the  assets in
Separate  Account D may drop below the  reserves and other  liabilities  we must  maintain.  Should the value of the assets in Separate
Account D drop below the reserve and other  liabilities  we must  maintain in relation to the  annuities  supported by such assets,  we will transfer  assets from our general account to Separate  Account D to make up the  difference.  We have the right to transfer to our general  account any assets of Separate  Account D in excess of such  reserves and other  liabilities.  We maintain  assets in Separate
Account D supporting a number of annuities we offer.

We currently employ  investment  managers to manage the assets  maintained in Separate Account D. Each manager we employ is responsible for  investment  management  of a different  portion of Separate  Account D. From time to time  additional  investment  managers may be employed or investment  managers may cease being  employed.  We are under no obligation to employ or continue to employ any  investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate  Account D in a fashion  designed to meet the obligations  created by Fixed  Allocations.  Factors  affecting these operations include the following:

1.       The State of New York,  which is one of the  jurisdictions  in which we are  licensed to do  business,  requires  that we meet certain  "matching"  requirements.  These  requirements  address the  matching  of the  durations  of the assets  owned by the insurance  company with the durations of  obligations  supported by such assets.  We believe these matching  requirements  are designed  to control  an  insurer's  ability to risk  investing  in  long-term  assets to  support  short term  interest  rate guarantees.  We also believe this limitation controls an insurer's ability to offer unrealistic rate guarantees.

2.       We employ an investment  strategy  designed to limit the risk of default.  Some of the  guidelines  of our current  investment strategy for Separate Account D include, but are not limited to, the following:

a.       Investments may include cash; debt securities  issued by the United States  Government or its agencies and  instrumentalities;
              money market instruments;  short,  intermediate and long-term  corporate  obligations;  private placements;  asset-backed obligations; and municipal bonds.

b.       At the time of purchase,  fixed income  securities will be in one of the top four generic lettered rating  classifications  as established by a nationally  recognized  statistical rating  organization  ("NRSRO") such as Standard & Poor's or Moody's
              Investor Services, Inc.

We are not  obligated  to invest  according  to the  aforementioned  guidelines  or any other  strategy  except as may be  required  by
Connecticut and other state insurance laws.

3.       The assets in Separate Account D are accounted for at their market value, rather than at book value.

4.       We are  obligated by law to maintain our capital and surplus,  as well as our reserves,  at the levels  required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - American Skandia Marketing, Incorporated

American Skandia Marketing,  Incorporated  ("ASM"), a wholly-owned  subsidiary of ASI, is the distributor and principal  underwriter of the Annuity described in the Prospectus and this Statement of Additional  Information.  American Skandia Life Assurance  Corporation is
also  a  wholly-owned  subsidiary  of  ASI.  American  Skandia  Information  Services  and  Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary ASI, is a service company that provides  systems and information  services to American  Skandia Life Assurance
Corporation and its affiliated companies.

ASM acts as the  distributor of a number of annuity and life insurance  products we offer and both American  Skandia Trust and American
Skandia  Advisor  Funds,  Inc.,  a family of retail  mutual  funds.  ASM also acts as an  introducing  broker-dealer  through  which it receives a portion of brokerage  commissions  in  connection  with  purchases  and sales of  securities  held by Portfolios of American
Skandia Trust.

ASM's principal business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the
Securities  and  Exchange  Act of 1934  ("Exchange  Act") and is a member of the  National  Association  of  Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous basis. ASM enters into distribution  agreements with certain  broker-dealers  who are registered under the Exchange Act and with  entities  that may offer the Annuity but are exempt from  registration.  Applications  for the Annuity are solicited by registered  representatives  of those firms. Such  representatives  will also be our appointed  insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation is paid to firms on sales of the Annuity according to one or more schedules.  The individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally  based on a percentage  of Purchase
Payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules are  available  that provide a lower initial  commission plus ongoing annual  compensation  based on all or a portion of Account Value. We may also provide  compensation to firms for providing ongoing  service to you in relation to the Annuity.  Commissions and other  compensation  paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In addition,  firms may receive separate compensation or reimbursement for, among other things, training of sales personnel,  marketing or other  services  they provide to us or our  affiliates.  We or ASM may enter into  compensation  arrangements  with  certain  firms.
These  arrangements  will  not be  offered  to all  firms  and the  terms of such  arrangements  may  differ  between  firms.  Any such compensation  will be paid by us or ASM and will not result in any  additional  charge to you.  To the extent  permitted  by NASD rules and other applicable laws and regulations,  ASM may pay or allow other promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an underwriting commission for its role as principal  underwriter/distributor  of all variable insurance products issued by ASLAC. ASM is responsible for payment of commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting  commissions paid to ASM in its role as principal underwriter/distributor has been: 2002: 193,374,436; 2001: $193,056,109; 2000: $355,445,427.

HOW PERFORMANCE DATA IS CALCULATED

We may advertise  the  performance  of  Sub-accounts  using two types of measures.  These  measures are "current and effective  yield", which may be used for money  market-type  Sub-accounts  (like the GAL Money Market  Sub-account) and "total return",  which may be used with other types of Sub-accounts.

The following descriptions provide details on how we calculate these measures for Sub-accounts.

Current and Effective Yield
The current yield of a money  market-type  Sub-account  is calculated  based upon the previous  seven-day  period ending on the date of calculation.  The current yield of such a  Sub-account  is computed by  determining  the change  (exclusive of capital  changes) in the
Account Value of a hypothetical  pre-existing  allocation by an Owner to such a Sub-account (the  "Hypothetical  Allocation")  having a balance of one Unit at the beginning of the period,  subtracting a  hypothetical  maintenance  fee, and dividing such net change in the
Account Value of the Hypothetical  Allocation by the Account Value of the  Hypothetical  Allocation at the beginning of the same period to obtain the base  period  return,  and  multiplying  the result by  (365/7).  The  resulting  figure  will be carried to at least the nearest l00th of one percent.

We compute effective  compound yield for a money market-type  Sub-account  according to the method prescribed by the SEC. The effective yield  reflects  the  reinvestment  of net  income  earned  daily on assets of such a  Sub-account.  Net  investment  income  for yield quotation purposes will not include either realized or capital gains and losses or unrealized appreciation and depreciation.

Shown below are the current and effective  yields for a  hypothetical  contract.  The yield is calculated  based on the  performance of the GAL Money Market  Sub-account  during the last seven days of the calendar year ending prior to the date of the  Prospectus and this
Statement of Additional  Information.  At the beginning of the seven day period,  the hypothetical  contract had a balance of one Unit.
The current and effective  yields reflect the Insurance  Charge deducted  against the  Sub-account.  The Insurance  Charge  compensates
American Skandia for providing the insurance  benefits under the Annuity.  In an extremely low interest rate environment,  money market yields,  after  deducting the Insurance  Charge,  may be negative,  even though the Portfolio's  yield (before  deducting the Insurance
Charge) is positive.  Please note that current and effective  yield  information  will  fluctuate.  This  information may not provide a basis for  comparisons  with  deposits in banks or other  institutions  which pay a fixed yield over a stated  period of time,  or with investment companies which do not serve as underlying funds for variable annuities.

                      Sub-account                       Current Yield                     Effective Yield
                   GAL Money Market                         0.23%                              0.23%

Total Return
Total return for the other, non-money market-type Sub-accounts is computed by using the formula:

                                                             P(1+T)n = ERV

                                                                where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period  over which  total  return is being measured.

We may advertise the performance of the underlying  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard
Total Return" figures assume a hypothetical  initial investment of $1,000 allocated to a Sub-account during the most recent,  one, five and ten year periods (or since the inception  date that the  Portfolio has been offered as a  Sub-account,  if less).  "Standard  Total
Return" figures assume that the Insurance  Charge,  Annual  Maintenance Fee (if applicable) and Set-Up Fee (if applicable) are deducted and that the Annuity is surrendered at the end of the applicable period,  meaning that any Contingent  Deferred Sales Charge that would apply upon surrender is also deducted.  Since the Annuity does not deduct a Contingent  Deferred Sales Charge upon  surrender,  no such charge is deducted when calculating  Standard Total Returns.  "Non-standard  Total Return" figures include any performance figures that do not meet the SEC's rules for Standard Total Returns.  Non-standard  Total Returns are calculated in the same manner as  standardized returns  except that the figures may not reflect all fees and  charges.  Non-standard  Total  Returns must be  accompanied  by Standard
Total Returns.

Some of the underlying  Portfolios existed prior to the inception of these  Sub-accounts.  Performance quoted in advertising  regarding such  Sub-accounts may indicate  periods during which the Sub-accounts  have been in existence but prior to the initial offering of the
Annuities,  or  periods  during  which  the  underlying  Portfolios  have  been in  existence,  but the  Sub-accounts  have  not.  Such hypothetical  historical  performance  is calculated  using the same  assumptions  employed in  calculating  actual  performance  since inception of the  Sub-accounts.  Hypothetical  historical  performance of the Portfolios prior to the existence of the Sub-accounts may only be presented as Non-Standard Total Returns.

As described in the Prospectus,  Annuities may be offered in certain  situations in which the Annual  Maintenance Fee or the portion of the Insurance  Charge for  administrative  costs may be eliminated or reduced.  Advertisements  of performance  in connection  with the offer of such Annuities will be based on the charges applicable to such Annuities.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational as of December 31,
2002. The figures do not include  Sub-accounts  that became  effective in April 2003. The  "inception-to-date"  figures shown below are based on the inception  date of the  Portfolio.  Where no figures are shown  indicates  that the Portfolio was not in operation for the applicable  period.  Any  performance  of such  Portfolios  prior to inception of a Sub-account  is provided by the  underlying  mutual funds.  The  Total  Return  for any  Sub-account  reflecting  performance  prior  to such  Sub-account's  inception  is  based  on such information.

Some of the  Portfolios  may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement  or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market conditions and the response of the investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the
Portfolios.  In addition, the amount of charges assessed against each Sub-account will affect performance.

The performance  information may be useful in reviewing and comparing the  performance of the  Sub-accounts,  and for providing a basis for comparison with Sub-accounts  offered under other annuities.  This performance  information may be less useful in providing a basis for  comparison  with other  investments  that  neither  provide some of the  benefits of such  annuities  nor are treated in a similar fashion under the Code.

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                             (Assuming Set-Up Fee and                   (Assuming no Set-Up Fee with maintenance fee)
                                                 maintenance fees)
                                 -------------------------------------------------- -- -------------------------------------------------

----------------------------------- ------- --------- --------- --------- ---------- -- --------- --------- -------- --------- -----------
                                      1        3         5         10     Inception        1         3         5        10     Inception
                                     Year    Years     Years     Years     to Date        Year     Years     Years     Years    to Date
----------------------------------- ------- --------- --------- --------- ---------- -- --------- --------- -------- --------- -----------
GAL Equity                          -28.69   -17.53    -2.91                5.68         -28.40    -17.41    -2.83                5.73
GAL High Quality Bond                8.72     8.89      5.94                5.64          9.18      9.04     6.03                 5.69
GAL Asset Allocation                -17.15   -8.46     -1.13                5.06         -16.80    -8.34     -1.05                5.10
----------------------------------- ------- --------- --------- --------- ---------- -- --------- --------- -------- --------- -----------

                                 --------------------------------------------------
                                             Non-Standard Total Return
                                 --------------------------------------------------
                                 --------------------------------------------------
                                            (Assuming no Set-Up Fee and
                                                no maintenance fee)
                                 --------------------------------------------------

----------------------------------- ------- --------- --------- --------- ----------
                                      1        3         5         10     Inception
                                     Year    Years     Years     Years     to Date
----------------------------------- ------- --------- --------- --------- ----------
GAL Equity                          -28.04   -17.00    -2.34                6.26
GAL High Quality Bond                9.73     9.59      6.56                6.22
GAL Asset Allocation                -16.38   -7.88     -0.55                5.63
----------------------------------- ------- --------- --------- --------- ----------

HOW THE UNIT PRICE IS DETERMINED

For each  Sub-account  the initial Unit Price was $10.00.  The Unit Price for each subsequent  period is the net investment  factor for that period,  multiplied  by the Unit Price for the  immediately  preceding  Valuation  Period.  The Unit Price for a Valuation  Period
applies to each day in the period.  The net  investment  factor is an index that measures the  investment  performance  of, and charges assessed  against,  a Sub-account  from one Valuation  Period to the next.  The net  investment  factor for a Valuation  Period is: (a)
divided by (b), less (c) where:

a.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account  at the end of the current  Valuation  Period plus the per share amount of any dividend or capital gain  distribution  declared by the  Portfolio at the end of the current  Valuation  Period and paid (in the case of a Portfolio  that  declares  dividends  on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.       any per share  charge or credit  during the  Valuation  Period as a  provision  for taxes  attributable  to the  operation  or maintenance of that Sub-account.

b.       is the net result of:

1.       the net asset value per share of the Portfolio  shares held by that  Sub-account at the end of the preceding  Valuation Period plus the per share  amount of any  dividend  or  capital  gain  distribution  declared  and unpaid  (accrued)  by the
                  Portfolio at the end of the preceding Valuation Period; plus or minus

2.       any per share charge or credit during the preceding  Valuation  Period as a provision for taxes  attributable to the operation or maintenance of that Sub-account.

c.       is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each  Sub-account  at their fair market value in accordance  with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued.  We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period.  Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest  applicable during the various  Guarantee  Periods offered.  Declared rates are effective annual rates of interest.  The rate of interest  applicable to a Fixed  Allocation is the one in effect when its Guarantee  Period begins.  The rate is guaranteed  throughout the Guarantee  Period.  We inform you of the interest rate applicable to a Fixed  Allocation,  as well as its
Maturity Date, when we confirm the allocation.  We declare interest rates applicable to new Fixed  Allocations from  time-to-time.  Any new Fixed  Allocation  in an existing  Annuity is credited  interest  at a rate not less than the rate we are then  crediting  to Fixed
Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The  interest  rates we credit are  subject to a minimum.  We may  declare a higher  rate.  The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The  index is based  on the  published  rate for  certificates  of  indebtedness  (bills,  notes  or  bonds,  depending  on the term of indebtedness)  of the United States  Treasury at the most recent  Treasury  auction held at least 30 days prior to the beginning of the applicable  Fixed  Allocation's  Guarantee  Period.  The term  (length  of time from  issuance  to  maturity)  of the  certificates  of indebtedness  upon which the index is based is the same as the duration of the Guarantee  Period.  If no  certificates  of indebtedness are available for such term,  the next shortest term is used. If the United  States  Treasury's  auction  program is  discontinued,  we will substitute  indexes which in our opinion are comparable.  If required,  implementation of such substitute  indexes will be subject to approval by the SEC and the Insurance  Department of the  jurisdiction  in which your Annuity was delivered.  (For Annuities  issued as  certificates of  participation  in a group contract,  it is our  expectation  that approval of only the  jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is one percent of interest (1.0%).

Where required by the laws of a particular  jurisdiction,  a specific minimum interest rate,  compounded yearly,  will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE  INTEREST  RATES WE CREDIT NEW FIXED  ALLOCATIONS  AT ANY TIME.  Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change.  However, such a change will affect the MVA.

We have no specific  formula for  determining  the interest  rates we declare.  Rates may differ  between  classes and between types of annuities we offer,  even for guarantees of the same duration  starting at the same time. We expect our interest rate  declarations for
Fixed  Allocations  to reflect the returns  available on the type of  investments  we make to support the various  classes of annuities supported  by the assets in  Separate  Account D.  However,  we may also take into  consideration  in  determining  rates such  factors including,  but not limited to, the durations  offered by the annuities  supported by the assets in Separate  Account D, regulatory and tax requirements,  the liquidity of the secondary markets for the type of investments we make,  commissions,  administrative  expenses, investment  expenses,  our insurance risks in relation to Fixed  Allocations,  general economic trends and competition.  OUR MANAGEMENT
MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED.  WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

How We Calculate the Market Value Adjustment
A MVA is used to determine the Account  Value of each Fixed  Allocation.  The formula used to determine  the MVA is applied  separately to each Fixed  Allocation.  Values and time  durations  used in the formula are as of the date the Account  Value is being  determined.
Current Rates and available Guarantee Periods may be found in the Prospectus.

The formula is:

                                                       [(1+I) / (1+J+0.0010)]N/12

                                                                where:

                  I is the interest rate being credited to the Fixed Allocation;

                  J is the interest  rate (for your class of annuity)  being  credited to new Fixed  Allocations  with
                  Guarantee  Period  durations  equal to the number of years  (rounded to the next higher integer when occurring  on other  than an  anniversary  of the  beginning  of the  Fixed  Allocation's  Guarantee
                  Period) remaining in your Fixed Allocation Guarantee Period;

                  N is the  number of months  (rounded  to the next  higher  integer  when  occurring  on other than a monthly anniversary of the beginning of the Guarantee Period) remaining in such Guarantee Period.

The formula that applies if you surrender the Annuity pursuant to the free-look provision is [(1 + I)/(1 + J)]N/12.

No MVA applies in  determining  a Fixed  Allocation's  Account  Value on its Maturity  Date.  The formula may be changed if  Additional
Amounts have been added to a Fixed Allocation.

Irrespective  of the above, we apply certain  formulas to determine "I" and "J" when we do not offer Guarantee  Periods with a duration equal to the Remaining Period.  These formulas are as follows:

1.       If we offer  Guarantee  Periods to your class of Annuities  with durations that are both shorter and longer than the Remaining
         Period,  we interpolate a rate for "J" between our then current  interest  rates for Guarantee  Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities .

2.       If we no longer offer  Guarantee  Periods to your class of Annuities  with durations that are both longer and shorter than the
         Remaining  Period,  we determine  rates for "J" and, for purposes of  determining  the MVA only,  for "I" based on the Moody's
         Corporate Bond Yield Average - Monthly Average Corporates (the "Average"),  as published by Moody's Investor  Services,  Inc., its  successor,  or an equivalent  service should such Average no longer be published by Moody's.  For  determining I, we will use the Average  published on or immediately  prior to the start of the applicable  Guarantee  Period.  For  determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed  Allocation's  Account Value on its Maturity Date,  and, where required by law, the 30 days prior to the Maturity  Date.  If we are not  offering a Guarantee  Period with a duration  equal to the number of years  remaining in a Fixed
Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current  Rates are  expected to be sensitive  to interest  rate  fluctuations,  thereby  making each MVA equally  sensitive to such changes.  There  would be a downward  adjustment  when the  applicable  Current  Rate plus 0.10  percent of  interest  exceeds the rate credited to the Fixed  Allocation  and an upward  adjustment  when the  applicable  Current  Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right,  from time to time, to determine the MVA using an interest rate lower than the Current Rate for all  transactions applicable to a class of Annuities.  We may do so at our sole  discretion.  This would benefit all such  Annuities if  transactions  to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

Voting Rights
You have voting  rights in relation to Account  Value  maintained  in the  Sub-accounts.  You do not have voting  rights in relation to
Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the  Portfolios in which the  Sub-accounts  invest in the manner  directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable to assets held in the  Sub-accounts  solely for us rather than on behalf of Owners,  or any share as to  which  we have  not  received  instructions,  in the same  manner  and  proportion  as the  shares  for  which we have  received instructions.  We will do so separately for each  Sub-account  from various classes of the Separate Account that may invest in the same
Portfolio.

The number of votes for a Portfolio  will be  determined as of the record date for such  underlying  mutual fund or portfolio as chosen by its board of trustees or board of  directors,  as  applicable.  We will furnish  Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following  matters:  (a) changes to the board of trustees or board of directors,  as applicable;
(b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy; (d) any other matter requiring a vote of the  shareholders;  and (e)  approval of changes to the  investment  advisory  agreement  or adoption of a new  investment  advisory agreement.  American Skandia Trust (the "Trust") has obtained an exemption from the SEC that permits its investment  adviser,  American
Skandia  Investment  Services,  Incorporated  ("ASISI"),  subject  to  approval  by the  Board of  Trustees  of the  Trust,  to  change sub-advisors for a Portfolio and to enter into new sub-advisory  agreements,  without  obtaining  shareholder  approval of the changes.
This  exemption  (which is similar to exemptions  granted to other  investment  companies that are organized in a similar manner as the
Trust) is intended to facilitate the efficient  supervision  and management of the  sub-advisors  by ASISI and the Trustees.  The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the  investment  advisory  agreement,  approval of a new  investment  advisory  agreement or any change in fundamental  investment  policy,  only Owners maintaining  Account Value as of the record date in a Sub-account  investing in the  applicable  underlying  mutual fund  portfolio will instruct us how to vote on the matter,  pursuant to the  requirements  of Rule
18f-2 under the Investment Company Act.

Modification
We reserve the right to do any or all of the  following:  (a)  combine a  Sub-account  with other  Sub-accounts;  (b) combine  Separate
Account E or a portion of it with other "unitized"  separate  accounts;  (c) terminate  offering certain  Guarantee  Periods for new or renewing Fixed  Allocations;  (d) combine Separate  Account D with other  "non-unitized"  separate  accounts;  (e) deregister  Separate
Account E under the Investment  Company Act; (f) operate  Separate  Account E as a management  investment  company under the Investment
Company Act or in any other form permitted by law; (g) make changes  required by any change in the Securities  Act, the Exchange Act or the  Investment  Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity  under the Code;  (i) make changes  required  by any change in other  Federal  or state laws  relating  to  retirement  annuities  or annuity  contracts;  and (j)
discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional  Sub-accounts  available to you. These  Sub-accounts  will invest in underlying  mutual funds or  portfolios  of underlying  mutual funds we believe to be suitable for the Annuity.  We may or may not make a new  Sub-account available to invest in any new  portfolio of one of the current  underlying  mutual funds should such a portfolio be made  available to
Separate Account E.

We may eliminate  Sub-accounts,  combine two or more  Sub-accounts or substitute one or more new underlying  mutual funds or portfolios for the one in which a Sub-account  is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or portfolio no longer  suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the  investment objectives or restrictions of an underlying  mutual fund or portfolio,  or because the underlying mutual fund or portfolio is no longer available for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance  department of our state of domicile,  if so required by law,  before making such a  substitution,  deletion or addition.  We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account E, which we  determine  to be  associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We also reserve the right to transfer assets of Separate Account
D which we determine to be associated with the class of contracts to which your annuity  belongs,  to another  "non-unitized"  separate account.  We will notify you (and/or any payee  during the payout  phase) of any  modification  to your  Annuity.  We may endorse  your
Annuity to reflect the change.

Deferral of Transactions
We may defer any  distribution  or transfer from a Fixed  Allocation  or an annuity  payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Fixed  Allocation or any annuity  payment for more than thirty days,  or less where  required by law, we pay interest at the minimum rate  required by law but not less than 3% or at least 4% if required by your  contract,  per year on the amount  deferred.  We may defer payment of proceeds of any  distribution  from any  Sub-account  or any  transfer  from a  Sub-account  for a period not to exceed 7 calendar  days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however,  due to inclement weather,  natural disaster or other circumstances  beyond our control,  our offices may be closed or our business  processing  capabilities may be restricted.  Under those  circumstances,  your
Account  Value may  fluctuate  based on  changes in the Unit  Values,  but you may not be able to  transfer  Account  Value,  or make a purchase or redemption request.

The NYSE is closed on the following  nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day,  Presidents'  Day,
Good Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving,  and  Christmas.  On those  dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

Misstatement of Age or Sex
If there has been a  misstatement  of the age and/or sex of any person upon whose life annuity  payments or the minimum  death  benefit are based, we make  adjustments to conform to the facts. As to annuity  payments:  (a) any  underpayments by us will be remedied on the next payment  following  correction;  and (b) any  overpayments  by us will be charged  against future amounts payable by us under your
Annuity.

Ending the Offer
We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

Annuitization

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity  options  available that provide fixed annuity  payments,  variable  payments or adjustable  payments.  Fixed options  provide the same  amount with each  payment.  Variable  options  generally  provide a payment  which may  increase or decrease depending on the investment  performance of the  Sub-accounts.  However,  currently,  we also make a variable payment option that has a guarantee  feature.  Adjustable  options provide a fixed payment that is periodically  adjusted based on current  interest rates. We do not guarantee to make all annuity payment options available in the future.

When you  purchase an Annuity,  or at a later date,  you may choose an Annuity  Date,  an annuity  option and the  frequency of annuity payments.  You may change  your  choices  before the  Annuity  Date under the terms of your  contract.  A maximum  Annuity  Date may be required  by law.  The  Annuity  Date may depend on the  annuity  option you  choose.  Certain  annuity  options  may not be  available depending on the age of the Annuitant.  You may not annuitize and receive annuity payments within the first Annuity Year.

Certain of these annuity options may also be available to  Beneficiaries  who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

Option 1
Payments for Life:  Under this option,  income is payable  periodically  until the death of the "key life".  The "key life" (as used in this section) is the person or persons upon whose life annuity  payments are based. No additional  annuity  payments are made after the death of the key life.  Since no minimum number of payments is guaranteed,  this option offers the largest amount of periodic  payments of the life  contingent  annuity  options.  It is possible  that only one  payment  will be payable if the death of the key life occurs before the date the second  payment was due,  and no other  payments  nor death  benefits  would be payable.  This option is  currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 2
Payments  Based on Joint Lives:  Under this option,  income is payable  periodically  during the joint  lifetime of two key lives,  and thereafter  during the remaining  lifetime of the survivor,  ceasing with the last payment prior to the  survivor's  death.  No minimum number of payments is  guaranteed  under this option.  It is possible that only one payment will be payable if the death of all the key lives occurs  before the date the second  payment was due, and no other  payments or death  benefits  would be payable.  This option is currently available on a fixed or variable basis.  Under this option, you cannot make a partial or full surrender of the annuity.

Option 3
Payments for Life with a Certain  Period:  Under this option,  income is payable until the death of the key life.  However,  if the key life dies before the end of the period selected (5, 10 or 15 years),  the remaining  payments are paid to the Beneficiary until the end of such  period.  This option is  currently  available  on a fixed or variable  basis.  If you elect to receive  payments on a variable basis under this  option,  you can request  partial or full  surrender  of the annuity and receive its then current cash value (if any)
subject to our rules.

Option 4
Fixed Payments for a Certain Period:  Under this option,  income is payable  periodically for a specified number of years. If the payee dies before the end of the specified  number of years,  the remaining  payments are paid to the  Beneficiary to the end of such period.
Note that under this option,  payments are not based on any assumptions of life  expectancy.  Therefore,  that portion of the Insurance
Charge  assessed to cover the risk that key lives  outlive our  expectations  provides no benefit to an Owner  selecting  this  option.
Under this option, you cannot make a partial or full surrender of the annuity.

Option 5
Variable Payments for Life with a Cash Value:  Under this option,  benefits are payable  periodically  until the death of the key life.
Benefits may increase or decrease  depending  on the  investment  performance  of the  Sub-accounts.  This option has a cash value that also  varies  with the  investment  performance  of the  Sub-account.  The cash value  provides a "cushion"  from  volatile  investment performance so that negative  investment  performance  does not  automatically  result in a decrease in the annuity payment each month, and positive  investment  performance  does not  automatically  result in an increase in the annuity  payment  each month.  The cushion generally  "stabilizes"  monthly annuity payments.  Any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

Option 6
Variable  Payments for Life with a Cash Value and Guarantee:  Under this option,  benefits are payable as described in Option 5; except that,  while the key life is alive,  the annuity  payment will not be less than a guaranteed  amount,  which  generally is equal to the first annuity  payment.  We charge an additional  amount for this guarantee.  Under this option,  any cash value remaining on the death of the key life is paid to the Beneficiary in a lump sum or as periodic  payments.  Under this option,  you can request partial or full surrender of the annuity and receive its then current cash value (if any) subject to our rules.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date. The initial annuity payment will be on a date of your choice of the 1st through the 28th day of the month.  The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

Fixed Annuity Payments
If you choose to receive fixed annuity payments,  you will receive equal  fixed-dollar  payments  throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment  frequency you select.  Generally,  the first annuity  payment is determined by  multiplying  the Account Value upon the Annuity Date,  minus any state premium taxes that may apply, by the factor  determined  from our table of annuity rates.  The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected.  Our rates will not be less than our guaranteed  minimum rates.  These guaranteed  minimum rates are derived from the 1983a  Individual  Annuity  Mortality  Table with an assumed  interest rate of 3% per annum.  Where required by law or regulation,  such annuity table will have rates that do not differ according to the gender of the key life.  Otherwise,  the rates will differ according to the gender of the key life.

Variable Annuity Payments
We offer three  different  types of variable  annuity  payment  options.  The first annuity  payment will be calculated  based upon the assumed  investment  return  ("AIR").  You  select the AIR  before we start to make  annuity  payments.  You will not  receive  annuity payments  until you choose an AIR.  The  remaining  annuity  payments  will  fluctuate  based on the  performance  of the  Sub-accounts relative to the AIR as well as other factors  described  below.  The greater the AIR, the greater the first annuity  payment.  A higher
AIR may result in smaller  potential growth in the annuity  payments.  A lower AIR results in a lower initial annuity  payment.  Within payment options 1-3, if the Sub-accounts  you choose perform exactly the same as the AIR, then subsequent  annuity payments will be the same as the first annuity payment.  If the  Sub-accounts you choose perform better than the AIR, then subsequent  annuity payments will be higher than the first. If the  Sub-accounts  you choose perform worse than the AIR, then subsequent  annuity  payments will be lower than the first.  Within  payment  option 5 and 6, the cash value for the Annuitant  (while alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive are  adjusted  based on the  performance  of the
Sub-accounts  relative to the AIR; however,  subsequent annuity payments do not always increase or decrease based on the performance of the Sub-accounts relative to the AIR.

         Options 1-3:
         Under Options 1, 2 and 3, annuity  payments are payable for the life of the Annuitant,  for a Certain Period,  or for the life of the Annuitant and a Certain  Period.  Annuity  payments  terminate when the Annuitant dies, the Certain Period chosen ends, or upon the Inheritance Date if a lump sum death benefit is payable.

         Your Account  Value on the Annuity Date will be used to purchase  Units.  We will  determine  the number of Units based on the
         Account Value reduced by any applicable  premium tax, the length of any Certain Period,  the payment option selected,  and the
         Unit Value of the  Sub-accounts  you  initially  selected  on the  Annuity  Date.  The number of Units also will depend on the
         Annuitant's  age and gender (where  permitted by law) if Annuity  Payments are due for the life of the  Annuitant.  Other than to fund Annuity  Payments,  the number of Units  allocated to each  Sub-account  will not change unless you transfer among the
         Sub-accounts or make a withdrawal (if allowed).

         We calculate your Annuity  Payment Amount on each Monthly  Processing  Date by multiplying the number of Units scheduled to be redeemed under the Schedule of Units for each  Sub-account and multiplying  them by the Unit Value of each Sub-account on such date. This calculation is performed for each  Sub-account,  and the sum of the Sub-account  calculations will equal the amount of your Annuity Payment Amount.

         You can select one of three AIRs for these options: 3%, 5% or 7%.

         Options 5  & 6:
         Annuity  payment  Options 5 and 6 attempt to cushion  the Annuity  Payment  Amount from the  immediate  impact of  Sub-account performance  through a  "stabilization"  process.  This means that positive  market  performance  will not always increase the
         Annuity  Payment  Amount,  and  negative  market  performance  will not  always  decrease  the  Annuity  Payment  Amount.  The stabilization  process  adjusts the length of the  Inheritance  Period while  generally  maintaining a level  Annuity  Payment
         Amount.  When values under the Annuity  exceed a trigger,  then an Adjustment is made to increase the Annuity  Payment  Amount and decrease the Cash Value and the Inheritance Period.  Adjustments do not change the Income Base.

         KEY TERMS

         Adjustment is a change to the benefits that occur if, on an Annuity Payment Date, the Cash Value Trigger is exceeded.

         Annuity Date is the date you choose for annuity payments to commence.  A maximum Annuity Date may apply.

         Annuity Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments for the lives of the Annuitants and will depend on the Benchmark  Rate, the
         Inheritance Period, the Annuitant's attained age and where permitted by law, gender.

         Annuity  Payment  Date is the date each month  annuity  payments  are  payable.  This date is the same day of the month as the
         Annuity  Date which may be any date  chosen by you between the 1st and the 28th day of the month.  The  Annuity  Payment  Date may not be changed on or after the Annuity Date.

         Benchmark  Rate is an  assumed  rate of return  used in  determining  the  Annuity  Factors  and the  Schedule  of Units.  The
         Benchmark  Rate for Annuity  Option 5 is currently 4%. The Benchmark  Rate for Annuity  Option 6 is currently 3%. We may use a different rate for different  classes of purchasers.  The Benchmark Rate is set forth in the  supplemental  contract  material which you receive upon annuitization.

         Cash Value  Trigger  is an amount we use to  determine  whether an  Adjustment  must be made to your  Annuity's  annuitization values  following  the Annuity  Date.  The initial Cash Value Trigger is a percentage of the Account Value on the Annuity Date
         (generally 85% of such amount),  and is always equal to the Cash Value of the contract on the  Annuitization  Date. We reserve the right to change the Cash Value Trigger at any time.

         Income Base is the value of each  allocation to a  Sub-account,  plus any earnings and any  adjustments  made based on whether the Annuitant(s) is alive and/or less any losses,  distributions,  and charges thereon.  Income Base is determined  separately for each  Sub-account,  and then totaled to determine  the Income Base for your  Annuity.  The Income Base is always more than the Cash Value.

         Inheritance Date is the date we receive,  at our office,  due proof  satisfactory to us of the Annuitant's death and all other requirements  that  enable  us to make  payments  for the  benefit  of a  Beneficiary.  If there  are  joint  Annuitants,  the
         Inheritance Date refers to the death of the last surviving Annuitant.

         Inheritance  Period is a variable  period of time during which annuity  payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

         Schedule of Units is a schedule for each  Sub-account of how many Units are expected to fund your annuity  payments as of each
         Annuity  Payment  Date.  The  schedule  initially  is assigned on the Annuity  Date and is based on the portion of the Account
         Value on the Annuity  Date you  allocate  to a  Sub-account,  the  Benchmark  Rate,  and Annuity  Factors.  Subsequently,  the
         Schedule of Units is adjusted for transfers, Adjustments, or partial surrenders.

|X|      Stabilized Variable Payments (Option 5)
         This option  provides  guaranteed  payments for life, a cash value for the Annuitant  (while  alive) and a variable  period of time during which  annuity  payments  will be made  whether or not the  Annuitant  is still  alive.  We calculate  the initial annuity  payment  amount by  multiplying  the number of units  scheduled to be redeemed  under a schedule of units by the Unit
         Values  determined on the Annuity Date. The schedule of units is established  for each  Sub-account  you choose on the Annuity
         Date based on the  applicable  benchmark  rate,  meaning the AIR, and the annuity  factors.  The annuity  factors  reflect our assumptions  regarding the costs we expect to bear in guaranteeing  payments for the lives of the Annuitant and will depend on the benchmark rate, the annuitant's  attained age and gender (where  permitted).  Unlike variable  payments  (described above)
         where each  payment  can vary  based on  Sub-account  performance,  this  payment  option  cushions  the  immediate  impact of
         Sub-account  performance  by adjusting  the length of the time during which  annuity  payments will be made whether or not the
         Annuitant is alive while  generally  maintaining  a level  annuity  payment  amount.  Sub-account  performance  that exceeds a benchmark rate will generally extend this time period,  while Sub-account  performance that is less than a benchmark rate will generally  shorten the period.  If the period  reaches  zero and the  Annuitant  is still alive,  Annuity  Payments  continue, however,  the annuity  payment  amount will vary  depending  on  Sub-account  performance,  similar to  conventional  variable payments.  The AIR for this option is 4%.

|X|      Stabilized Variable Payments with a Guaranteed Minimum (Option 6)
         This option provides  guaranteed  payments for life in the same manner as Stabilized  Variable Payments  (described above). In addition to the  stabilization  feature,  this option also guarantees that variable annuity payments will not be less than the initial annuity payment amount regardless of Sub-account performance.  The AIR for this option is 3%.

The variable  annuity  payment  options are described in greater detail in a separate  prospectus  which will be provided to you at the time you elect one of the variable annuity payment options.

Adjustable Annuity Payments
We may make an adjustable  annuity payment option  available.  Adjustable  annuity  payments are calculated  similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving  annuity payments,  the annuity payment amount is adjusted upward or downward  depending on the rate we are currently  crediting to annuity payments.  The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

         HOW ANNUITIZATION WORKS FOR OPTIONS 5 & 6:

         Initial Annuity Payment
         The initial annuity payment amount is calculated  based on the Schedule of Units  multiplied by the Unit Values on the Annuity
         Date.  We calculate this value upon annuitization and this is the amount payable on the first Annuity Payment Date.

         Subsequent Annuity Payments
         The amount of subsequent  annuity  payments are determined one month in advance.  On the Annuity  Payment Date,  based on your current allocations, we calculate the Inheritance Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first reduced by one month (because one monthly period has passed) and then increased or decreased to reflect the  difference  between the value of the Units to be redeemed to fund the stable  annuity  payment amount and the value of the Units in the Schedule of Units.  Generally,  if Sub-account performance exceeds the Benchmark Rate, then the  Inheritance  Period will decrease less than one month,  while if Sub-account  performance is less than the Benchmark
              Rate, the Inheritance  Period will decrease more than one month.  Monthly  annuity  payment amounts are stabilized  while the Inheritance Period absorbs the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.

         The next annuity  payment amount on each Annuity  Payment Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         Inheritance Period Greater Than Zero
         Cash Value Trigger not exceeded
         If the Cash Value Trigger has not been exceeded then we do not make an  adjustment.  The next annuity  payment amount is equal to the then  current  annuity  payment  amount.  The  Inheritance  Period and the Cash Value  initially  calculated  above are established.  The stabilization process maintains a level annuity payment amount.

         Cash Value Trigger exceeded
         If the Cash Value  Trigger  has been  exceeded  then we make an  adjustment.  The Cash Value of the  Annuity is adjusted to be equal to the Cash Value  Trigger  and the  Inheritance  Period is  decreased.  The  Schedule  of Units is revised to reflect a higher Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the
         Annuity.  The revised  annuity  payment amount  becomes the new stabilized  payment amount until there is an adjustment or the
         Inheritance Period becomes equal to zero.

         Inheritance Period Equal To Zero
         If the  Inheritance  Period is equal to zero,  the Annuity in the  annuitization  phase does not have any Cash Value.  Annuity
         Payments will continue until the  Inheritance  Date;  however,  the annuity  payment amount may fluctuate each Annuity Payment
         Date with changes in Unit Values.  The next annuity  payment amount is established  equal to the number of Units  scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

---------------------------------------------------------------------------------------------------------------------------------------
         If you have selected  annuity payment option 6, the Optional  Guarantee  Feature,  the annuity payment amount will not be less than the initial guaranteed annuity payment amount.
---------------------------------------------------------------------------------------------------------------------------------------

         Can I change the Cash Value Trigger?
         Unless you have selected  annuity  payment option 6, you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original
         Cash Value Trigger on any Annuity Payment Date.

         Reducing the Cash Value Trigger  increases the likelihood  that your annuity payment amount will increase.  However,  reducing the Cash Value  Trigger may also result in using more Units to generate the larger  monthly  payment.  This can also  decrease the Inheritance  Period more rapidly to support the higher Annuity  Payment Amount during periods of poor market  performance, which may effect the stability of future  annuity  payments.  Any  adjustment to the Cash Value Trigger is permanent  although you may  continue to decrease  the  trigger in the future to 25% of the  original  Cash Value  Trigger.  If you have  selected
         Annuity Payment Option 6, the Cash Value Trigger is set as of the Issue Date, and may NOT be changed.

         Can you illustrate how annuity payments are made?
         Shown below are examples of annuity  payment  option 5 under  different  hypothetical  interest rate  scenarios for a randomly chosen male and female aged 65 with a 4% Benchmark  Rate,  and $50,000  Account  Value on the Annuity  Date.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                         $50,000 Account Value of Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of annuity  payment option 6 under  different  hypothetical  interest rate scenarios for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate,  and a $50,000  Account Value on Annuity  Date.  These values are  illustrative  only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                         $50,000 Account Value on Annuity Date
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the  Inheritance  Date, if an  Inheritance  Period exists and was never zero at any time between the death of the last  surviving
Annuitant and the Inheritance  Date, we will make Annuity Payments to the Beneficiary for the remainder of the Inheritance  Period.  As an alternative,  a lump sum can be paid to the Beneficiary.  There is no guarantee that there will be any Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance  Period as of the  Inheritance
Date, the Annuity terminates.

For Payment  Options 1, 2 and 3 if the Annuitant  dies before the Annuity Date, the Annuity will end and the Cash Value will be payable as settlement to the Beneficiary(s) after we have received all of our requirements to make settlement.

If the Annuity is used in connection  with a tax qualified  retirement  plan or qualified  contract  (including  individual  retirement annuities),  the beneficiary  may only be entitled to a lump sum  distribution  after the death of the last surviving  Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If annuity  payments are to be paid to a  Beneficiary,  annuity  payments  will begin as of the next Annuity  Payment Date, or the Cash
Value  can then be paid.  No  amounts  are  payable  to a  Beneficiary  until  the  death of the  last  surviving  Annuitant.  Evidence satisfactory to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

INDEPENDENT AUDITORS

The consolidated  financial  statements of American  Skandia Life Assurance  Corporation at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002,  and the financial  statements of American  Skandia Life  Assurance  Corporation
Variable  Account E at  December  31,  2002 and for the years  ended  December  31, 2002 and 2001,  appearing  in this  Prospectus  and
Registration  Statement have been audited by Ernst & Young LLP, independent  auditors,  as set forth in their reports thereon appearing elsewhere  herein,  and are included in reliance upon such reports  given upon the authority of such firm as experts in accounting  and auditing.

LEGAL EXPERTS

Counsel for American  Skandia has passed on the legal matters with respect to Federal laws and regulations  applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL STATEMENTS
American Skandia Life Assurance Corporation Variable Account E

The statements  which follow in Appendix A are those of American Skandia Life Assurance  Corporation  Variable Account E as of December
31, 2002 and for the years ended  December  31, 2002 and 2001.  There are other  Sub-accounts  included in Variable  Account E that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any  statement in a document  incorporated  by reference  into this  Statement of  Additional
Information is modified or superseded by a statement in this Statement of Additional  Information  or in a later-filed  document,  such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We  furnish  you  without  charge  a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including any exhibits to such documents which have been  specifically  incorporated by reference.  We do so upon receipt of your written or oral request.  Please  address your request to American  Skandia - Variable  Annuities,  Attention:  Galaxy  Annuity
Customer Service, P.O. Box 7040, Bridgeport,  Connecticut,  06601-7040.  Our phone number is 1-800-444-3970.  You may also forward such a request electronically to our Customer Service Department at customerservice@skandia.com.

                           APPENDIX A - Financial Statements for American Skandia Life Assurance Corporation
                                                          Variable Account E

GALAXY 2

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account E and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the four sub-accounts  of American  Skandia Life  Assurance  Corporation  Variable  Account E,  referred to in Note 1, as of
December 31, 2002,  and the related  statement of operations  for the year then ended and the statements of changes in net  assets  for  each  of the  two  years  in the  period  then  ended.  These  financial  statements  are  the responsibility  of the  Company's  management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the four  subaccounts of American  Skandia Life Assurance  Corporation  Variable  Account E,
referred to in Note 1, as of December  31,  2002,  the  results of its  operations  for the year then ended and the changes in its net assets  for each of the two years in the  period  then  ended,  in  conformity  with  accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut
March 25, 2003

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2002

-----------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------

                                 ASSETS                                                                        LIABILITIES

Investment in mutual funds at market value ( Note 2 ):                                       Payable to American Skandia Life Assurance Corporation                       $ 548
                                                                                                                                                                  --------------
      Galaxy VIP Funds (GAL):                                                                                          Total Liabilities                                  $ 548
                                                                                                                                                                  --------------
            Asset Allocation Fund - 678,026 shares ( cost $10,231,185)       $ 8,299,044
            Equity Fund -1,486,238 shares ( cost $27,343,410)                 17,180,911
            Money Market Fund - 5,080,911 shares ( cost $5,080,911)            5,080,911                        NET ASSETS
            Quality Plus Bond Fund - 507,313 shares ( cost $5,240,159)         5,636,450                                                                   Unit
                                                                         ----------------
                          Total Invested Assets                             $ 36,197,316     Contractowners' Equity                             Units     Value
                                                                         ----------------
                                                                                                    GAL - Asset Allocation Fund                  480,468  $ 17.27   $ 8,299,044
                                                                                                    GAL - Equity Fund                            937,606    18.32    17,180,911
Receivable from The Galaxy VIP Funds                                                 548            GAL - Money Market Fund                      353,386    14.38     5,080,911
                                                                         ----------------
                          Total Receivables                                        $ 548            GAL - Quality Plus Bond Fund                 308,752    18.26     5,636,450
                                                                         ----------------
                                                                                                                                                                  --------------
                                                                                                                       Total Contractowner's Equity                $ 36,197,316

                                                                         ----------------    -----------------------------------------------------------------------------------
                          Total Assets                                      $ 36,197,864                               Total Liabilities and Contractowner's Equity$ 36,197,864
                                                                         ================    ===================================================================================

-----------------------------------------------------------------------------------------    -----------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------------------------

                                                                    -------------------------------------------------------------------------------

                                                                                           GAL                            GAL             GAL
                                                                                          Asset            GAL           Money       Quality Plus
                                                                         Total         Allocation        Equity          Market          Bond
                                                                    ----------------  --------------  --------------   -----------   --------------

INVESTMENT INCOME:
   Income
      Dividends                                                           $ 627,969       $ 214,500        $ 49,239      $ 64,706        $ 299,524
   Expenses
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)  (258,784)        (61,276)       (130,259)      (31,733)         (35,516)
                                                                    ----------------  --------------  --------------   -----------   --------------
NET INVESTMENT INCOME/(LOSS)                                                369,185         153,224         (81,020)       32,973          264,008
                                                                    ----------------  --------------  --------------   -----------   --------------

REALIZED GAIN ON INVESTMENTS:
   Proceeds from Sales                                                   11,961,397       2,959,228       5,010,782     2,116,331        1,875,056
   Cost of Securities Sold                                               11,191,847       2,838,641       4,421,122     2,116,331        1,815,753
                                                                    ----------------  --------------  --------------   -----------   --------------
       Net Gain                                                             769,550         120,587         589,660             -           59,303

   Short-Term Capital Gain Distributions Received                                 -               -               -             -                -
   Long-Term Capital Gain Distributions Received                                  -               -               -             -                -
                                                                    ----------------  --------------  --------------   -----------   --------------
NET REALIZED GAIN                                                           769,550         120,587         589,660             -           59,303

UNREALIZED (LOSS)/GAIN ON INVESTMENTS:
   Beginning of Period                                                   (1,458,484)        322,595      (1,922,192)            -          141,113
   End of Period                                                        (11,698,348)     (1,932,141)    (10,162,499)            -          396,292
                                                                    ----------------  --------------  --------------   -----------   --------------

NET UNREALIZED (LOSS)/GAIN                                              (10,239,864)     (2,254,736)     (8,240,307)            -          255,179
                                                                    ----------------  --------------  --------------   -----------   --------------

NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ (9,101,129)   $ (1,980,925)   $ (7,731,667)     $ 32,973        $ 578,490
                                                                    ================  ==============  ==============   ===========   ==============

---------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        GAL                                       GAL                                        GAL                                      GAL
                                                                      Total                      Asset Allocation                               Equity                                  Money Market                           Quality Plus Bond
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                          Year Ended          Year Ended            Year Ended          Year Ended            Year Ended          Year Ended             Year Ended          Year Ended           Year Ended         Year Ended
                                                        Dec. 31, 2002        Dec. 31, 2001         Dec. 31, 2002       Dec. 31, 2001         Dec. 31, 2002       Dec. 31, 2001          Dec. 31, 2002      Dec. 31, 2001         Dec. 31, 2002     Dec. 31, 2001
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

INCREASE/(DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income/(Loss)                               $ 369,185           $ 615,310             $ 153,224           $ 244,208             $ (81,020)         $ (194,776)              $ 32,973          $ 170,557            $ 264,008          $ 395,321
     Net Realized Gain                                            769,550           4,955,623               120,587             820,730               589,660           3,923,407                      -                  -               59,303            211,486
     Net Unrealized (Loss)/Gain On Investments                (10,239,864)        (13,710,518)           (2,254,736)         (2,367,177)           (8,240,307)        (11,248,795)                     -                  -              255,179            (94,546)
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

     Net (Decrease)/Increase In Net Assets Resulting
        From Operations                                        (9,101,129)         (8,139,585)           (1,980,925)         (1,302,239)           (7,731,667)         (7,520,164)                32,973            170,557              578,490            512,261
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

CAPITAL SHARE TRANSACTIONS:
     Transfers of Annuity Fund Deposits                           132,598             502,903                55,611              80,675                59,280              24,488                  5,000            357,624               12,707             40,116
     Net Transfers Between Sub-accounts                           860,876             413,897            (1,021,600)           (297,754)           (1,180,051)         (1,400,801)             3,246,866          2,420,633             (184,339)          (308,181)
     Surrenders                                               (10,625,102)        (15,510,627)           (1,916,562)         (2,248,586)           (3,701,257)         (6,409,605)            (3,449,213)        (3,222,922)          (1,558,070)        (3,629,514)
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

     Net Decrease In Net Assets Resulting
        From Capital Share Transactions                        (9,631,628)        (14,593,827)           (2,882,551)         (2,465,665)           (4,822,028)         (7,785,918)              (197,347)          (444,665)          (1,729,702)        (3,897,579)
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

TOTAL DECREASE IN NET ASSETS                                  (18,732,757)        (22,733,412)           (4,863,476)         (3,767,904)          (12,553,695)        (15,306,082)              (164,374)          (274,108)          (1,151,212)        (3,385,318)
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------

NET ASSETS:
     Beginning of Year                                         54,930,073          77,663,485            13,162,520          16,930,424            29,734,606          45,040,688              5,245,285          5,519,393            6,787,662         10,172,980
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
                                                     -----------------------------------------  ----------------------------------------  ----------------------------------------   ---------------------------------------   -------------------------------------
     End of Year                                             $ 36,197,316        $ 54,930,073           $ 8,299,044        $ 13,162,520          $ 17,180,911        $ 29,734,606            $ 5,080,911        $ 5,245,285          $ 5,636,450        $ 6,787,662
                                                     =========================================  ========================================  ========================================   =======================================   =====================================
                                                     =========================================  ========================================  ========================================   =======================================   =====================================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

American Skandia Life Assurance Corporation Variable Account E ("Variable Account E")
Notes to Financial Statements
December 31, 2002

1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account E, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940.  American Skandia Life Assurance  Corporation  ("American Skandia" or the "Company")  commenced  operations of the
Separate  Account,  pursuant to Connecticut law, on January 8, 1993.  Underss.38a-433 of the Connecticut  General  Statutes,  the assets and  liabilities  of the  Separate  Account are clearly  identified  and  distinguished  from the other assets and  liabilities  of the
Company.  The assets of the Separate  Account will not be charged with any liabilities  arising out of any other business  conducted by
American  Skandia.  However,  the  Separate  Account's  obligations,  including  insurance  benefits  related to the  annuity,  are the obligations of American Skandia.

The Separate  Account is used as a funding  vehicle for the Galaxy  Variable  Annuity  ("GVA 2")  flexible  premium  deferred  variable annuity contract issued by American Skandia and sold exclusively to customers of Fleet Bank.

The GVA 2 variable annuity may be used as an investment  vehicle for "qualified"  investments,  including an IRA, SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

The Galaxy VIP Fund
Equity
Asset Allocation
Quality Plus Bond
Money Market

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be expected,  and in some cases could be  substantial.  You should not compare the  performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account.

See Note VI for additional information about the Annuity and the charges made by the Separate Account in relation to the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the Annuity, and does not provide information related to fixed allocations offered under the Annuity.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio  shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is  recognized on an accrual  basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the United States requires that  management  make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains  attributable to the
Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If American
Skandia  incurs  income taxes  attributable  to the Separate  Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these taxes will be  significant.  However,  American
Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002,  certain of the  Portfolios  declared  dividends.  The amounts  accrued  and/or  accrued and paid by the Portfolios to the
Separate  Account  for its  share of the  dividends  were  reinvested  in  additional  full and  fractional  shares  of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

The GVA 2 annuity is subject to  specific  fees and  charges,  some of which are  deducted  as an  asset-based  charge by the  Separate
Account, while others are deducted either annually or at the time that certain transactions are made.

Set-Up Fee - A Set-Up Fee is deducted upon issue of the contract if the initial Purchase Payment is less than $10,000.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate Account.

The Insurance Charge for the GAL 2 variable annuity is 0.55%.

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $30 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee is waived if the Account Value of the Annuity on the anniversary date when the charge is deducted is greater than $50,000.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the prospectus.

7.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned subsidiary of American Skandia, Inc., the parent company of American Skandia
Life Assurance  Corporation,  serves as principal  underwriter and distributor of variable annuity contracts funded by interests in the
Separate Account, without remuneration from the Separate Account.

8.       DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

9.   CHANGES IN THE UNITS OUTSTANDING

                                                 ------------------------------------------------------------------------------------------------------------------------------------
                                                 ------------------------------------------------------------------------------------------------------------------------------------
                                                      GAL                               GAL                               GAL                              GAL
                                                        Asset Allocation               Equity                        Money Market                           Quality Plus Bond
                                                   Year Ended     Year Ended         Year Ended     Year Ended        Year Ended      Year Ended        Year Ended     Year Ended
                                                 Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002   Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001     Dec. 31, 2002   Dec. 31, 2001
                                                 -------------------------------   -------------------------------  -------------------------------   -------------------------------
                                                 -------------------------------   -------------------------------  -------------------------------   -------------------------------
Units Outstanding Beginning of the Year                 637,211         754,224         1,167,766       1,439,526           367,193        398,234           407,974         653,417
Units Purchased                                           2,952           3,819             2,569             767            25,521         25,222               932           2,392
Units Transferred Between Sub-accounts                  (55,853)        (13,936)          (56,002)        (48,174)          201,312        172,696           (11,078)        (19,263)
Units Surrendered                                      (103,842)       (106,896)         (176,727)       (224,353)         (240,640)      (228,959)          (89,076)       (228,572)
                                                 -------------------------------   -------------------------------  -------------------------------   -------------------------------
                                                 -------------------------------   -------------------------------  -------------------------------   -------------------------------
Units Outstanding End of the Year                       480,468         637,211           937,606       1,167,766           353,386        367,193           308,752         407,974
                                                 ===============================   ===============================  ===============================   ===============================
                                                 ===============================   ===============================  ===============================   ===============================

-------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

10.  SECURITIES TRANSACTIONS

Purchases and sales of securities, other than short-term securities, for the year ended December 31, 2002:

                                                    2002
                                              ----------------------------------
                                              ----------------------------------
                                                  Purchases          Sales
                                              ----------------------------------
                                              ----------------------------------
GAL - Asset Allocation                               $ 229,901      $ 2,959,228
GAL - Equity Fund                                      107,735        5,010,782
GAL - Money Market                                   1,951,877        2,116,331
GAL - Quality Plus Bond                                409,361        1,875,056
                                              ----------------------------------
                                              ----------------------------------
                                                   $ 2,698,874     $ 11,961,397
                                              ==================================
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

11. FINANCIAL HIGHLIGHTS

                                         At December 31                                        For the year ended December 31
                                  ------------------------------------------------------  -----------------------------------------
                                  ------------------------------------------------------  -----------------------------------------
                                       Units             Unit Value                         Expense      Investment       Total
                                    Outstanding      Lowest     Highest     Net Assets       Ratio      Income Ratio      Return
----------------------------------------------------------------------------------------  -----------------------------------------
----------------------------------------------------------------------------------------  -----------------------------------------

GAL - Asset Allocation
2002                                      480,468     $ 15.78     $ 20.78   $ 8,299,044      0.40%          2.06%        (16.38%)
2001                                      637,211       18.66       23.13    13,162,520      0.40%          2.25%        (7.99%)
GAL - Equity Fund
2002                                      937,606       16.38       25.86    17,180,911      0.40%          0.22%        (28.04%)
2001                                    1,167,766       21.23       32.19    29,734,606      0.40%          0.00%        (18.62%)
GAL - Money Market
2002                                      353,386       14.29       14.38     5,080,911      0.40%          1.20%         0.65%
2001                                      367,193       13.86       14.28     5,245,285      0.40%          3.37%         3.07%
GAL - Quality Plus Bond
2002                                      308,752       16.50       18.29     5,636,450      0.40%          4.78%         9.73%
2001                                      407,974       15.59       17.17     6,787,662      0.40%          5.45%         6.86%

                                                          PART C

                                                     OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Part B of the Registration Statement.

(b)      Exhibits are attached as indicated.

(1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate Account E (previously  filed in Pre-Effective  Amendment No. 1 to this  Registration  Statement, filed August 19, 1992).
                  FILED VIA EDGAR with Post-Effective Amendment No. 12 to Registration Statement
                  No. 33-47976, filed April 27, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form of Revised  Principal  Underwriting  Agreement  between  American  Skandia  Life  Assurance
                           Corporation and American  Skandia  Marketing,  Incorporated,  formerly Skandia Life Equity Sales
                           Corporation  (previously filed in Pre-Effective  Amendment No. 1 to this Registration Statement, filed August 19, 1992).
                           FILED VIA EDGAR with  Post-Effective  Amendment No. 12 to Registration  Statement No.  33-47976,
                           filed April 27, 1998.

(b)      Form of Revised Dealer  Agreement filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration  Statement
                           No. 33-87010, filed April 24, 1998.

(4)
(a)      Copy of the  form of the  Annuity  (previously  filed  in  Post-Effective  Amendment  No.  7 to this  Registration
                        Statement,  filed  March 10,  1994).  FILED  VIA  EDGAR  with  Post-Effective  Amendment  No. 12 to
                        Registration Statement No. 33-47976, filed April 27, 1998.

(b)      Copy of percent Death  Benefit  Endorsement  filed via EDGAR with  Pre-Effective  Amendment No. 1 to  Registration
                           Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the application form used with the annuity  (previously filed in  Post-Effective  No. 8 to this
                  Registration Statement, filed February 22, 1995).
                  FILED VIA EDGAR with Post-Effective Amendment No. 12 to Registration Statement
                  No. 33-47976, filed April 27, 1998.

         (6)      (a)      Copy of the certificate of incorporation of American  Skandia Life Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

                  (b)      Copy of the  By-Laws  of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR  with
                           Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

         (7)      Not applicable.

(8)      Agreement between  Depositor and Galaxy VIP Fund (previously  filed in  Post-Effective  No. 7 to this Registration
                  Statement, filed March 10, 1994)
                  Filed via EDGAR with Post-Effective Amendment No. 3 to Registration Statement No. 33-88362,
                  filed April 27, 1998.

         (9)      Opinion and consent of Counsel.                                                    FILED HEREWITH

         (10)     Consent of Ernst & Young LLP.                                                      FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation  of  Performance   Information  for   Advertisement  of  Performance  filed  via  EDGAR  with
                  Post-Effective Amendment No. 11 to this Registration Statement 33-47976, filed April 29, 1997.

         (14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the Kingdom of Sweden  ("Skandia"),  and on that date,  the ultimate  parent  company of American  Skandia Life  Assurance  Corporation
("American  Skandia"),  announced that it and Skandia U.S. Inc. had entered into a definitive Stock Purchase Agreement with
Prudential  Financial,  Inc., a New Jersey  corporation  ("Prudential  Financial").  Under the terms of the Stock  Purchase
Agreement,  Prudential Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc.
is the sole  shareholder  of ASI,  which is the  parent  company  of  American  Skandia.  Effective  as of  closing  of the acquisition, American Skandia anticipates the Directors and Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 26.  Persons  Controlled  by or Under  Common  Control  with the  Depositor  or  Registrant:  The  Depositor  does not directly or indirectly  control any person.  The following  persons are under common control with the Depositor by American
Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account B was
         -------------------------------------------------------------------------------------
                  established under the laws of the State of Connecticut and is registered with the U.S. Securities and
                  Exchange Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance company
         -----------------------------------------------------
                  domiciled in Connecticut with licenses in all 50 states and the District of Columbia.  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a general
         --------------------------------------------------------------------------
                  business corporation organized in the State of Delaware and is an affiliate of ASLAC.  Its primary purpose is to provide various types of business services to American Skandia, Inc. and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation organized
         ------------------------------------------------
                  in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which annuity contracts are to be issued by American Skandia Life Assurance Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business corporation
         ------------------------------------------------------------
                  organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia
                  Life Assurance Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds,
                  Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business corporation
         ----------------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with
                  American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business corporation
         ------------------------------------------------------
                  organized in the State of Delaware.  The organization is a registered transfer agent for American
                  Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized in
         -------------------------
                  March, 1995, and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in Mexico.

                  Under the terms of the Stock Purchase  Agreement referred to above in response to Item 25, on or prior to the closing of the  acquisition,  ASLAC will  distribute or sell all of the capital stock of Skandia Vida
                  S.A. de C.V. to Skandia or its affiliates.

Following  the closing of the  acquisition  referred to in Item 25, ASLAC,  through its parent  company  American  Skandia,
Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 27.  Number of Contract Owners:  As of December 31, 2002, there were 742 owners of Annuities.

Item 28.  Indemnification:  Under Section  33-320a of the  Connecticut  General  Statutes,  the Depositor  must indemnify a director or officer against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable  expenses  including attorneys'  fees,  for actions  brought or  threatened  to be brought  against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the Depositor.  In any criminal  action or proceeding,  it also must be determined  that the director or officer had no reason to believe his conduct was  unlawful.  The  director or officer must also be  indemnified  when he is successful on the merits in the defense of a proceeding or in  circumstances  where a court determines that he is fairly and  reasonable  entitled to be  indemnified,  and the court  approves the amount.  In shareholder  derivative  suits,  the director or officer must be finally  adjudged not to have  breached  this duty to the  Depositor or a court must  determine that he is fairly and  reasonably  entitled  to be  indemnified  and must  approve  the  amount.  In a claim based upon the
director's  or  officer's  purchase  or  sale  of  the  Registrants'  securities,   the  director  or  officer  may  obtain
indemnification  only if a court determines that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia Life Assurance
Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director and officer and American  Skandia,  Inc., a corporation  organized under the laws of the state of Delaware.  The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM are covered under a directors and officers  liability  insurance  policy.  Such policy will reimburse ASLAC or ASM, as applicable,  for any payments that it shall make to directors and officers  pursuant to law and,  subject to certain  exclusions  contained  in the policy,  will pay any other  costs,  charges  and  expenses, settlements  and judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as  indemnification  for liabilities  arising under the Securities Act of
1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant  pursuant to the foregoing provisions,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such indemnification  is against public policy as expressed in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a director,  officer or controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities  being  registered,  unless in the opinion of  Registrant's  counsel the matter has been settled by  controlling  precedent,  Registrant  will submit to a court of appropriate  jurisdiction  the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia  Marketing,  Inc.  ("ASM"),  a subsidiary of American  Skandia,  Inc.,  serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities,  modified single premium variable life insurance  policies and flexible premium variable life insurance policies issued by American
         Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and  principal  underwriter  for American
         Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate
One Corporate Drive, P.O. Box 883                                      Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                      Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
One Corporate Drive, P.O. Box 883                                      Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                       Director

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                      Director, Head of ASM
One Corporate Drive, P.O. Box 883                                      Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                       Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and
One Corporate Drive, P.O. Box 883                                      General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the Kingdom of Sweden ("Skandia"), and on that date, the ultimate parent company of American  Skandia Marketing, Inc. ("ASM"), announced that it and Skandia U.S. Inc. had entered into a definitive  Stock Purchase  Agreement with Prudential  Financial,  Inc., a
New Jersey corporation  ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential  Financial
will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder of ASI, which is the parent  company of ASM.  Effective  as of  closing of the  acquisition,  ASM  anticipates  the  Directors  and
Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts  and  Records:  Accounts  and records are  maintained  by ASLAC at its  principal  office in
Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby undertakes to file a post-effective  amendment to this Registration  Statement as frequently as is necessary to ensure that the audited  financial  statements in the registration  statement are never more than 16 months old so long as payments under the annuity  contracts may be accepted and allocated to the  Sub-accounts of Separate Account
E.

(b)      Registrant  hereby  undertakes to include either (1) as part of any  enrollment  form or application to purchase a contract  offered by the  prospectus,  a space that an applicant or enrollee can check to request a Statement of Additional
Information,  or (2) a post card or  similar  written  communication  affixed to or  included  in the  prospectus  that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any Statement of Additional  Information  and any financial  statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity  contracts are  reasonable in relation to the services  rendered,  the expenses  expected to be incurred, and the risks  assumed by the  Depositor.  Depositor  bases its  representation  on its  assessment of all of the facts and circumstances,  including such relevant  factors as: the nature and extent of such services,  expenses and risks;  the need for  Depositor  to earn a profit;  the  degree to which the  contracts  include  innovative  features;  and the  regulatory standards for exemptive  relief under the  Investment  Company Act of 1940 used prior to October 1996,  including the range of  industry  practice.  This  representation  applies to all  Contracts  sold  pursuant  to this  Registration  Statement, including those sold on the terms  specifically  described in the prospectus  contained herein, or any variations  therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

(e)      With respect to the restrictions on withdrawals for Texas Optional  Retirement  Programs and Section 403(b) plans, we are  relying  upon:  1) a  no-action  letter  dated  November  28, 1988 from the staff of the  Securities  and  Exchange
Commission to the American  Council of Life  Insurance  with respect to annuities  issued under Section 403(b) of the code, the  requirements  of which have been  complied  with by us; and 2) Rule 6c-7 under the 1940 Act with  respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                                          EXHIBITS

         As noted in Item 24 (b), various exhibits are incorporated by reference or are not applicable.  The exhibits included are as follows:

         No. 9    Opinion and consent of Counsel              FILED HEREWITH

         No. 10   Consent of Ernst & Young LLP.               FILED HEREWITH

                                                        SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of Connecticut,  on this
28th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 28, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 28, 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 28, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.